UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

345 California Street, Suite 1600

San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

With a Copy To:
John A. Blaisdell, Principal Executive Officer Forward Funds 345 California Street, Suite 1600 San Francisco, CA 94104 (Name and address of agent for service)	George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The following are copies of the reports transmitted to shareholders of the Salient Adaptive Balanced Fund, Salient Adaptive Income Fund, Salient Adaptive US Equity Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund and Salient US Dividend Signal Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

San Francisco, California

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

Shareholder Update  |  June 30, 2018

A MESSAGE FROM:	John A. Blaisdell
Chief Executive Officer

Dear Shareholder:

We are pleased to share with you our mid-year update. For many of the markets in which we invest your capital, the year began with substantial volatility. Concerns about rising interest rates, inflation and tariffs contributed to weak returns across many markets in the first quarter. The second quarter, however, saw a return to the more stable, growth-focused markets that have typified the last few years. This return to stability allowed most markets and strategies to recover any losses from the first quarter—and then some.

I want to thank you, our shareholders, for the opportunity to be your investment partner. We are grateful for the trust you have placed in us in the past and know we must continually improve to earn it in the future. We believe we are in an excellent position to do exactly that while providing the same level of service.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient Partners

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The Salient Funds offered under the Forward Funds Trust are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2018 Salient. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

1

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2018

See page 4 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient International Real Estate Fund(a)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	9.75%	3.47%	N/A	4.48%	05/02/11

Institutional Class(b)	10.09%	3.82%	4.20%	3.04%	04/28/06

Class A (with sales load)(c)	3.31%	2.17%	3.23%	2.21%	04/28/06

Class A (without sales load)(d)	9.64%	3.40%	3.84%	2.71%	04/28/06

Class C (with CDSC)(e)	8.03%	2.82%	3.18%	2.04%	04/28/06

Class C (without CDSC)(f)	9.01%	2.82%	3.18%	2.04%	04/28/06

Salient Real Estate Fund(g)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-6.85%	5.06%	4.93%	7.91%	05/10/99

Institutional Class	-6.54%	5.45%	5.22%	3.90%	05/01/08

Class A (with sales load)(c)	-12.29%	3.78%	N/A	11.61%	06/12/09

Class A (without sales load)(d)	-6.94%	5.01%	N/A	12.35%	06/12/09

Class C (with CDSC)(e)	-8.30%	4.43%	N/A	11.65%	06/12/09

Class C (without CDSC)(f)	-7.43%	4.43%	N/A	11.65%	06/12/09

Salient Select Income Fund(h)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-2.83%	5.16%	N/A	7.97%	10/26/11

Institutional Class	-2.52%	5.53%	8.44%	5.57%	04/28/06

Class A (with sales load)(c)	-8.49%	3.86%	7.40%	7.83%	03/30/01

Class A (without sales load)(d)	-2.91%	5.10%	8.04%	8.20%	03/30/01

Class C (with CDSC)(e)(i)	-4.34%	4.52%	7.34%	7.45%	03/30/01

Class C (without CDSC)(f)(i)	-3.46%	4.52%	7.34%	7.45%	03/30/01

Salient Select Opportunity Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-3.58%	N/A	N/A	0.43%	06/02/14

Institutional Class	-3.23%	N/A	N/A	3.91%	07/31/13

Class A (with sales load)(c)	-9.26%	N/A	N/A	2.15%	07/31/13

Class A (without sales load)(d)	-3.73%	N/A	N/A	3.39%	07/31/13

Class C (with CDSC)(e)	-5.12%	N/A	N/A	1.29%	02/18/14

Class C (without CDSC)(f)	-4.17%	N/A	N/A	1.29%	02/18/14

2

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2018

See page 4 for important performance disclosure information about the Salient Funds.

Salient Tactical Real Estate Fund(k)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-4.69%	4.77%	N/A	6.25%	05/02/11

Institutional Class	-4.37%	5.13%	4.62%	2.57%	04/28/06

Class A (with sales load)(c)	-10.22%	3.47%	3.39%	8.75%	09/15/99

Class A (without sales load)(d)	-4.75%	4.71%	4.00%	9.10%	09/15/99

Class C (with CDSC)(e)	-6.19%	4.13%	3.35%	8.35%	09/15/99

Class C (without CDSC)(f)	-5.27%	4.13%	3.35%	8.35%	09/15/99

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund. Prior to June 12, 2009, Forward International Real Estate Fund was known as Kensington International Real Estate Fund.

(b) Prior to June 13, 2009, Institutional Class was known as Class Y.

(c) Includes the effect of the maximum 5.75% sales charge.

(d) Excludes sales charge.

(e) Includes the 1.00% contingent deferred sales charge.

(f) Excludes the 1.00% contingent deferred sales charge.

(g) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund. Prior to January 20, 2009, Forward Real Estate Fund was known as Forward Progressive Real Estate Fund. Prior to October 30, 2006, Forward Progressive Real Estate Fund was known as Forward Uniplan Real Estate Investment Fund.

(h) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund. Prior to June 12, 2009, Forward Select Income Fund was known as Kensington Select Income Fund.

(i) While Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

(j) Prior to May 1, 2016, Salient Select Opportunity Fund was known as Forward Select Opportunity Fund. Prior to December 23, 2013, Forward Select Opportunity Fund was known as Forward Select Income Opportunity Fund.

(k) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund. Prior to May 1, 2011, Forward Real Estate Long/Short Fund was known as Forward Strategic Realty Fund. Prior to to June 12, 2009, Forward Strategic Realty Fund was known as Kensington Strategic Realty Fund.

3

Investment Disclosures (Unaudited)

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Asset allocation does not assure profit or protect against risk.

Diversification does not assure profit or protect against risk.

Salient International Real Estate Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry or geographic region will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Real Estate Fund

Concentration in a particular industry or geographic region will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

4

Investment Disclosures (Unaudited)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Select Income Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry or geographic region will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Select Opportunity Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

5

Investment Disclosures (Unaudited)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Tactical Real Estate Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry or geographic region will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

6

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

As a shareholder of the Salient Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient International Real Estate Fund	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18-06/30/18
Investor Class
Actual	$1,000.00	$997.00	2.30%	$11.39

Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48
Institutional Class
Actual	$1,000.00	$999.00	1.96%	$9.71

Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79
Class A
Actual	$1,000.00	$997.10	2.34%	$11.59

Hypothetical	$1,000.00	$1,013.19	2.34%	$11.68
Class C
Actual	$1,000.00	$994.20	2.94%	$14.54

Hypothetical	$1,000.00	$1,010.22	2.94%	$14.65
Salient Real Estate Fund
Investor Class
Actual	$1,000.00	$955.80	2.19%	$10.62

Hypothetical	$1,000.00	$1,013.93	2.19%	$10.94
Institutional Class
Actual	$1,000.00	$956.90	1.90%	$9.22

Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

7

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

Salient Real Estate Fund (continued)	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18-06/30/18
Class A
Actual	$1,000.00	$955.40	2.27%	$11.01

Hypothetical	$1,000.00	$1,013.54	2.27%	$11.33
Class C
Actual	$1,000.00	$952.20	2.87%	$13.89

Hypothetical	$1,000.00	$1,010.56	2.87%	$14.31
Salient Select Income Fund
Investor Class
Actual	$1,000.00	$975.80	1.98%	$9.70

Hypothetical	$1,000.00	$1,014.98	1.98%	$9.89
Institutional Class
Actual	$1,000.00	$977.10	1.65%	$8.09

Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25
Class A
Actual	$1,000.00	$975.20	2.02%	$9.89

Hypothetical	$1,000.00	$1,014.78	2.02%	$10.09
Class C
Actual	$1,000.00	$972.50	2.61%	$12.76

Hypothetical	$1,000.00	$1,011.85	2.61%	$13.02
Salient Select Opportunity Fund
Investor Class
Actual	$1,000.00	$969.20	1.81%	$8.84

Hypothetical	$1,000.00	$1,015.82	1.81%	$9.05
Institutional Class
Actual	$1,000.00	$970.60	1.46%	$7.13

Hypothetical	$1,000.00	$1,017.55	1.46%	$7.30
Class A
Actual	$1,000.00	$968.20	1.96%	$9.56

Hypothetical	$1,000.00	$1,015.08	1.96%	$9.79
Class C
Actual	$1,000.00	$966.30	2.41%	$11.75

Hypothetical	$1,000.00	$1,012.84	2.41%	$12.03
Salient Tactical Real Estate Fund
Investor Class
Actual	$1,000.00	$984.90	2.22%	$10.93

Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08

8

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

Salient Tactical Real Estate Fund (continued)	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18-06/30/18
Institutional Class
Actual	$1,000.00	$986.40	1.89%	$9.31

Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44
Class A
Actual	$1,000.00	$984.50	2.26%	$11.12

Hypothetical	$1,000.00	$1,013.59	2.26%	$11.28
Class C
Actual	$1,000.00	$981.60	2.86%	$14.05

Hypothetical	$1,000.00	$1,010.61	2.86%	$14.26

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

9

Summary of Portfolio Holdings (See Note 11) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient International Real Estate Fund
United Kingdom	19.00%
Japan	16.88%
Hong Kong	12.11%
Germany	7.55%
Australia	7.11%
France	6.63%
Singapore	5.78%
Italy	5.57%
Spain	5.15%
Sweden	4.29%
Netherlands	1.98%
United States	1.89%
Switzerland	1.50%
Net Other Assets and Liabilities	4.56%
100%

Salient Real Estate Fund
REITs-Office Property	14.77%
REITs-Apartments	10.06%
REITs-Diversified	9.84%
REITs-Shopping Centers	9.57%
REITs-Regional Malls	7.89%
REITs-Healthcare	7.32%
REITs-Warehouse/Industrial	6.70%
REITs-Storage	6.52%
Short-Term Securities	5.01%
REITs-Mortgage	3.96%
IT Services	3.92%
Hotels, Restaurants & Leisure	2.31%
REITs-Residential	2.29%
REITs-Hotels	1.98%
Real Estate Operating/Development	1.89%
Net Other Assets and Liabilities	5.97%
100%

Salient Select Income Fund
REITs-Diversified	20.69%
REITs-Hotels	18.94%
REITs-Shopping Centers	12.86%
REITs-Residential	8.25%
REITs-Specialized	7.26%
REITs-Mortgage	6.64%
REITs-Healthcare	5.29%
REITs-Warehouse/Industrial	4.81%
REITs-Storage	4.41%
REITs-Regional Malls	2.50%
REITs-Industrial	2.30%
REITs-Office Property	1.64%
REITs-Apartments	1.35%
Oil, Gas & Consumable Fuels	1.08%
Net Other Assets and Liabilities	1.98%
100%

Salient Select Opportunity Fund
Banks	19.77%
REITs-Mortgage	12.61%
Financials	8.05%
Hotels & Motels	7.69%
Capital Goods	6.78%
REITs-Residential	6.38%
Capital Markets	5.92%
Hotels, Restaurants & Leisure	4.65%
Healthcare Providers & Services	4.27%
Thrifts & Mortgage Finance	4.03%
REITs-Storage	3.83%
IT Services	3.77%
Net Other Assets and Liabilities	12.25%
100%

10

Summary of Portfolio Holdings (See Note 11) (Unaudited)

Salient Tactical Real Estate Fund*
REITs-Office Property	14.05%
REITs-Diversified	11.91%
REITs-Apartments	10.16%
REITs-Shopping Centers	9.09%
REITs-Healthcare	6.96%
REITs-Regional Malls	6.19%
REITs-Warehouse/Industrial	4.79%
REITs-Storage	4.56%
REITs-Specialized	4.08%
REITs-Hotels	3.66%
IT Services	3.55%
Short-Term Securities	3.21%
REITs-Mortgage	2.44%
REITs-Residential	2.39%
Real Estate Operating/Development	2.08%
Hotels, Restaurants & Leisure	1.89%
Net Other Assets and Liabilities	8.99%
100%

* Weightings reflect long positions and excludes securities sold short.

REIT — Real Estate Investment Trust

11

Schedule of Investments (See Note 11) (Unaudited)

Salient International Real Estate Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 95.44%
Australia: 7.11%

Garda Diversified Property Fund	575,898	$496,515

Mirvac Group	284,600	457,042

Scentre Group	154,000	500,319

		1,453,876

France: 6.63%

Gecina SA	2,000	334,692

Klepierre	9,000	338,954

Unibail-Rodamco-Westfield	3,100	682,585

		1,356,231

Germany: 7.55%

ADO Properties SA(a)	8,600	467,606

alstria office REIT AG	24,700	371,231

Vonovia SE	14,800	704,474

		1,543,311

Hong Kong: 12.11%

Henderson Land Development Co., Ltd.	127,026	671,916

Hongkong Land Holdings, Ltd.	68,000	486,200

Link REIT	75,500	689,504

Swire Properties, Ltd.	170,400	629,856

		2,477,476

Italy: 5.57%

Beni Stabili SpA	780,000	683,619

COIMA RES SpA(a)	48,700	454,975

		1,138,594

Japan: 16.88%

Mitsubishi Estate Co., Ltd.	42,000	734,805

Mitsui Fudosan Co., Ltd.	31,000	748,715

NIPPON REIT Investment Corp.	120	348,462

Nomura Real Estate Holdings, Inc.	8,600	190,930

NTT Urban Development Corp.	35,100	377,266

Sumitomo Realty & Development Co., Ltd.	16,000	590,923

Tokyo Tatemono Co., Ltd.	33,600	461,596

		3,452,697

	Shares	Value (See Note 2)

Netherlands: 1.98%

InterXion Holding NV(b)	6,500	$405,730

Singapore: 5.78%

CapitaLand, Ltd.	175,600	407,263

Keppel REIT	504,600	407,383

UOL Group, Ltd.	65,700	367,438

		1,182,084

Spain: 5.15%

Inmobiliaria Colonial SA	29,600	327,176

Lar Espana Real Estate Socimi SA	9,000	100,477

Merlin Properties Socimi SA	43,000	625,433

		1,053,086

Sweden: 4.29%

Fabege AB	43,300	516,695

Hufvudstaden AB, Class A	25,100	359,542

		876,237

Switzerland: 1.50%

PSP Swiss Property AG	3,300	306,574

United Kingdom: 19.00%

Belmond, Ltd., Class A(b)	29,000	323,350

Capital & Counties Properties Plc	180,000	682,496

Derwent London Plc	15,500	635,368

Grainger Plc	118,000	479,651

Great Portland Estates Plc	63,932	602,770

Hammerson Plc	36,000	248,293

Helical Plc	34,174	152,893

Segro Plc	75,000	662,581

Workspace Group Plc	6,900	98,348

		3,885,750

United States: 1.89%

Equinix, Inc.	900	386,901

Total Common Stocks (Cost $17,439,092)		19,518,547

Total Investments: 95.44% (Cost $17,439,092)		19,518,547

Net Other Assets and Liabilities: 4.56%		933,421

Net Assets: 100.00%		$20,451,968

See accompanying Notes to Financial Statements.	12

Schedule of Investments (See Note 11) (Unaudited)

Salient International Real Estate Fund

June 30, 2018

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $922,581, representing 4.51% of net assets.

(b) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	13

Schedule of Investments (See Note 11) (Unaudited)

Salient Real Estate Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 89.02%
Hotels, Restaurants & Leisure: 2.31%

Belmond, Ltd., Class A(a)	33,100	$369,065

IT Services: 3.92%

Equinix, Inc.	800	343,912

InterXion Holding NV(a)	4,500	280,890

		624,802

Real Estate Operating/Development: 1.89%

Forest City Realty Trust, Inc., Class A	13,200	301,092

REITs-Apartments: 10.06%

American Campus Communities, Inc.	3,300	141,504

AvalonBay Communities, Inc.	2,800	481,292

Clipper Realty, Inc.	18,200	155,428

Equity Residential	6,600	420,354

Essex Property Trust, Inc.	1,700	406,419

		1,604,997

REITs-Diversified: 9.84%

American Assets Trust, Inc.	13,600	520,744

Farmland Partners, Inc.	16,500	145,200

Howard Hughes Corp.(a)	1,700	225,250

Urstadt Biddle Properties, Inc., Class A	18,200	411,866

Vornado Realty Trust	3,600	266,112

		1,569,172

REITs-Healthcare: 7.32%

Sabra Health Care REIT, Inc.	24,800	538,904

Ventas, Inc.	7,400	421,430

Welltower, Inc.	3,300	206,877

		1,167,211

REITs-Hotels: 1.98%

Chatham Lodging Trust	14,900	316,178

REITs-Mortgage: 3.96%

Colony Capital, Inc.	66,200	413,088

Exantas Capital Corp.	21,500	218,870

		631,958

	Shares	Value (See Note 2)

REITs-Office Property: 14.77%

Alexandria Real Estate Equities, Inc.	2,600	$328,042

Digital Realty Trust, Inc.	5,100	569,058

HCP, Inc.	11,000	284,020

Mack-Cali Realty Corp.	16,500	334,620

Paramount Group, Inc.	33,100	509,740

SL Green Realty Corp.	3,300	331,749

		2,357,229

REITs-Regional Malls: 7.89%

GGP, Inc.	6,000	122,580

Macerich Co.	2,900	164,807

Simon Property Group, Inc.	3,600	612,684

Taubman Centers, Inc.	6,100	358,436

		1,258,507

REITs-Residential: 2.29%

American Homes 4 Rent, Class A	16,500	365,970

REITs-Shopping Centers: 9.57%

Acadia Realty Trust	11,600	317,492

Brixmor Property Group, Inc.	7,900	137,697

Kimco Realty Corp.	8,300	141,017

Kite Realty Group Trust	18,200	310,856

Retail Opportunity Investments Corp.	23,400	448,344

Tanger Factory Outlet Centers, Inc.	7,300	171,477

		1,526,883

REITs-Storage: 6.52%

Jernigan Capital, Inc.	24,800	472,688

Public Storage	2,500	567,150

		1,039,838

REITs-Warehouse/Industrial: 6.70%

Prologis, Inc.	10,700	702,883

Terreno Realty Corp.	9,700	365,399

		1,068,282

Total Common Stocks (Cost $12,590,832)		14,201,184

See accompanying Notes to Financial Statements.	14

Schedule of Investments (See Note 11) (Unaudited)

Salient Real Estate Fund

June 30, 2018

	Par Value	Value (See Note 2)

Short-Term Securities: 5.01%

United States Treasury Bill 1.200%, 07/19/18(b)	$800,000	$799,351

Total Short-Term Securities (Cost $799,280)		799,351

Total Investments: 94.03% (Cost $13,390,112)		15,000,535

Net Other Assets and Liabilities: 5.97%		953,196

Net Assets: 100.00%		$15,953,731

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	15

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 23.61%
REITs-Apartments: 1.35%

Clipper Realty, Inc.	950,000	$8,113,000

REITs-Diversified: 3.38%

Armada Hoffler Properties, Inc.	250,000	3,725,000

Colony Capital, Inc.(a)	2,650,000	16,536,000

		20,261,000

REITs-Healthcare: 3.63%

Sabra Health Care REIT, Inc.(a)	1,000,000	21,730,000

REITs-Hotels: 3.98%

Chatham Lodging Trust	726,300	15,412,086

Park Hotels & Resorts, Inc.	275,400	8,435,502

		23,847,588

REITs-Mortgage: 1.38%

Exantas Capital Corp.(a)	810,000	8,245,800

REITs-Regional Malls: 1.28%

Taubman Centers, Inc.	130,500	7,668,180

REITs-Residential: 2.22%

American Homes 4 Rent, Class A(a)	600,000	13,308,000

REITs-Storage: 3.18%

Jernigan Capital, Inc.(a)(b)	1,000,000	19,060,000

REITs-Warehouse/Industrial: 3.21%

STAG Industrial, Inc.(a)	706,118	19,227,593

Total Common Stocks (Cost $161,411,727)		141,461,161

Convertible Preferred Stocks: 22.25%
REITs-Diversified: 3.08%

Landmark Infrastructure Partners LP Series C, 7.040%	124,570	2,933,001

Lexington Realty Trust Series C, 6.500%(a)	316,455	15,545,852

		18,478,853

REITs-Hotels: 11.30%

Braemar Hotels & Resorts, Inc. Series B, 5.500%(a)(c)	2,606,505	49,210,814

RLJ Lodging Trust Series A, 1.950%(a)	704,000	18,472,960

		67,683,774

	Shares	Value (See Note 2)

REITs-Industrial: 1.17%

QTS Realty Trust, Inc. Series B, 6.500%	70,000	$7,035,700

REITs-Shopping Centers: 2.16%

Ramco-Gershenson Properties Trust Series D, 7.250%(a)	245,700	12,953,304

REITs-Specialized: 4.54%

EPR Properties Series C, 5.750%	248,700	6,462,470

Series E, 9.000%(a)	593,122	20,711,820

		27,174,290

Total Convertible Preferred Stocks (Cost $107,932,596)		133,325,921

Preferred Stocks: 46.79%
Oil, Gas & Consumable Fuels: 1.08%

TravelCenters of America LLC 8.250%, 1/15/2028	270,170	6,484,080

REITs-Diversified: 8.86%

Colony Capital, Inc. Series G, 7.500%(a)	367,984	8,923,612

Series H, 7.125%(a)	390,000	9,012,900

Series I, 7.150%	200,000	4,630,000

CorEnergy Infrastructure Trust, Inc. Series A, 7.375%	449,634	11,330,777

Global Net Lease, Inc. Series A, 7.250%	356,663	9,130,573

Investors Real Estate Trust Series C, 6.625%	80,000	1,947,200

Spirit Realty Capital, Inc. Series A, 6.000%	200,000	4,650,000

Vornado Realty Trust Series M, 5.250%	150,000	3,481,500

		53,106,562

REITs-Healthcare: 1.66%

Global Medical REIT, Inc. Series A, 7.500%	400,000	9,920,000

See accompanying Notes to Financial Statements.	16

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2018

	Shares	Value (See Note 2)

REITs-Hotels: 3.66%

Hersha Hospitality Trust Series C, 6.875%	275,000	$6,792,500

Series E, 6.500%	269,408	6,460,404

Pebblebrook Hotel Trust Series D, 6.375%(a)	149,900	3,832,193

Summit Hotel Properties, Inc. Series E, 6.250%	200,000	4,829,000

		21,914,097

REITs-Industrial: 1.13%

Plymouth Industrial REIT, Inc. Series A, 7.500%	174,967	4,269,195

Rexford Indus Realty, Inc. Series B, 5.875%	100,000	2,501,500

		6,770,695

REITs-Mortgage: 5.26%

iStar Financial, Inc. Series D, 8.000%(a)	147,757	3,741,946

Series G, 7.650%(a)	835,547	20,867,786

Series I, 7.500%	275,200	6,877,248

		31,486,980

REITs-Office Property: 1.64%

Gramercy Property Trust Series A, 7.125%	263,479	6,652,845

Highwoods Properties, Inc. Series A, 8.625%	2,624	3,192,056

		9,844,901

REITs-Regional Malls: 1.22%

Washington Prime Group, Inc. Series I, 6.875%(a)	340,669	7,280,097

REITs-Residential: 6.03%

Bluerock Residential Growth REIT, Inc. Series A, 8.250%	200,000	5,052,800

Series C, 7.625%	143,300	3,457,829

Series D, 7.125%	165,000	3,702,649

UMH Properties, Inc. Series B, 8.000%(a)	329,000	8,702,050

Series C, 6.750%(a)	600,000	15,222,000

		36,137,328

	Shares	Value (See Note 2)

REITs-Shopping Centers: 10.70%

Cedar Realty Trust, Inc. Series C, 6.500%	200,000	$4,260,000

Kimco Realty Corp. Series L, 5.125%	200,000	4,582,000

Pennsylvania Real Estate Investment Trust Series D, 6.875%	200,000	4,430,000

Saul Centers, Inc. Series C, 6.875%	452,083	11,279,471

Series D, 6.125%	375,000	8,613,750

Seritage Growth Properties Series A, 7.000%	120,000	2,811,000

Urstadt Biddle Properties, Inc. Series G, 6.750%	450,000	11,335,500

Series H, 6.250%	350,000	8,739,500

Wheeler Real Estate Investment Trust, Inc. Series B, 9.000%	388,009	6,235,304

Series D, 8.750%	100,000	1,856,000

		64,142,525

REITs-Specialized: 2.72%

Farmland Partners, Inc. Series B, 6.000%	666,627	16,292,364

REITs-Storage: 1.23%

National Storage Affiliates Trust Series A, 6.000%	300,000	7,375,500

REITs-Warehouse/Industrial: 1.60%

Monmouth Real Estate Investment Corp. Series C, 6.125%(a)	400,000	9,600,000

Total Preferred Stocks (Cost $266,171,652)		280,355,129

	Principal Amount

Convertible Corporate Bonds: 5.37%
REITs-Diversified: 5.37%

Consolidated-Tomoka Land Co., Sr. Unsec. Notes 4.500%, 03/15/20	$18,378,000	19,299,418

See accompanying Notes to Financial Statements.	17

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Income Fund

June 30, 2018

	Principal Amount	Value (See Note 2)

REITs-Diversified (continued): 5.37%

CorEnergy Infrastructure Trust, Inc., Sr. Unsec. Notes 7.000%, 06/15/20	$11,114,000	$12,901,476

		32,200,894

Total Convertible Corporate Bonds (Cost $28,496,733)		32,200,894

Total Investments: 98.02% (Cost $564,012,708)		587,343,105

Net Other Assets and Liabilities: 1.98%		11,872,089

Net Assets: 100.00%		$599,215,194

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $66,642,696, representing 11.12% of net assets.

(b) Affiliated company. See note 12 for more information.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
06/09/15 – 03/03/17	Braemar Hotels & Resorts, Inc. Series B, 5.500%(a)(c)	$64,215,536	$49,210,814	8.21%
		$64,215,536	$49,210,814	8.21%

Investment Abbreviations:

REIT — Real Estate Investment Trust

Sr. — Senior

Unsec. — Unsecured

See accompanying Notes to Financial Statements.	18

Schedule of Investments (See Note 11) (Unaudited)

Salient Select Opportunity Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 81.83%
Banks: 19.77%

BankUnited, Inc.(a)	5,400	$220,590

Commerzbank AG(b)	19,000	182,188

Svenska Handelsbanken AB	14,400	160,065

Unione di Banche Italiane SpA	32,500	124,943

		687,786

Capital Goods: 6.78%

Ferrovial SA	11,500	236,027

Financials: 8.05%

Berkshire Hathaway, Inc., Class B(a)(b)	1,500	279,975

Healthcare Providers & Services: 4.27%

Genesis Healthcare, Inc.(a)(b)	64,800	148,392

Hotels & Motels: 7.69%

Belmond, Ltd., Class A(a)(b)	24,000	267,600

Hotels, Restaurants & Leisure: 4.65%

Chipotle Mexican Grill, Inc.(a)(b)	375	161,764

IT Services: 3.77%

InterXion Holding NV(a)(b)	2,100	131,082

REITs-Mortgage: 12.61%

Colony Capital, Inc.(a)	35,491	221,464

Exantas Capital Corp.(a)	21,332	217,159

		438,623

REITs-Residential: 6.38%

American Homes 4 Rent, Class A	10,000	221,800

REITs-Storage: 3.83%

Jernigan Capital, Inc.	7,000	133,420

Thrifts & Mortgage Finance: 4.03%

New York Community Bancorp, Inc.(a)	12,700	140,208

Total Common Stocks (Cost $3,041,392)		2,846,677

	Shares	Value (See Note 2)

Limited Partnerships: 5.92%
Capital Markets: 5.92%

Blackstone Group LP(a)	6,400	$205,888

Total Limited Partnerships (Cost $139,426)		205,888

Total Investments: 87.75% (Cost $3,180,818)		3,052,565

Net Other Assets and Liabilities: 12.25%		425,988

Net Assets: 100.00%		$3,478,553

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $1,986,107, representing 57.10% of net assets.

(b) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	19

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Real Estate Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 86.28%
Hotels, Restaurants & Leisure: 1.89%

Belmond, Ltd., Class A(a)(b)	52,800	$588,720

IT Services: 3.55%

Equinix, Inc.(a)	1,400	601,846

InterXion Holding NV(a)(b)	8,100	505,602

		1,107,448

Real Estate Operating/Development: 2.08%

Forest City Realty Trust, Inc., Class A(a)	28,400	647,804

REITs-Apartments: 10.16%

American Campus Communities, Inc.	4,100	175,808

AvalonBay Communities, Inc.(a)	5,400	928,206

Clipper Realty, Inc.(a)	34,000	290,360

Equity Residential(a)	16,200	1,031,778

Essex Property Trust, Inc.(a)	3,100	741,117

		3,167,269

REITs-Diversified: 11.91%

American Assets Trust, Inc.(a)	24,700	945,763

Colony Capital, Inc.(a)	120,151	749,742

Farmland Partners, Inc.(a)	34,500	303,600

Howard Hughes Corp.(a)(b)	3,900	516,750

Urstadt Biddle Properties, Inc., Class A(a)	31,600	715,108

Vornado Realty Trust(a)	6,500	480,480

		3,711,443

REITs-Healthcare: 6.96%

Sabra Health Care REIT, Inc.(a)	39,900	867,027

Ventas, Inc.	13,400	763,130

Welltower, Inc.(a)	8,600	539,134

		2,169,291

REITs-Hotels: 2.14%

Chatham Lodging Trust(a)	31,500	668,430

REITs-Mortgage: 2.44%

Exantas Capital Corp.(a)	74,900	762,482

REITs-Office Property: 14.05%

Alexandria Real Estate Equities, Inc.(a)	5,000	630,850

Digital Realty Trust, Inc.(a)	9,100	1,015,378

	Shares	Value (See Note 2)

HCP, Inc.(a)	19,600	$506,072

Mack-Cali Realty Corp.	33,300	675,324

Paramount Group, Inc.(a)	61,500	947,100

SL Green Realty Corp.(a)	6,000	603,180

		4,377,904

REITs-Regional Malls: 6.19%

GGP, Inc.(a)	11,300	230,859

Macerich Co.(a)	5,200	295,516

Simon Property Group, Inc.	4,500	765,855

Taubman Centers, Inc.(a)	10,850	637,546

		1,929,776

REITs-Residential: 2.39%

American Homes 4 Rent, Class A(a)	33,556	744,272

REITs-Shopping Centers: 9.09%

Acadia Realty Trust(a)	25,800	706,146

Brixmor Property Group, Inc.(a)	13,900	242,277

Kimco Realty Corp.(a)	13,600	231,064

Kite Realty Group Trust(a)	32,769	559,695

Retail Opportunity Investments Corp.(a)	41,100	787,476

Tanger Factory Outlet Centers, Inc.(a)	13,000	305,370

		2,832,028

REITs-Specialized: 4.08%

American Tower Corp.	4,400	634,348

Crown Castle International Corp.	5,900	636,138

		1,270,486

REITs-Storage: 4.56%

Jernigan Capital, Inc.(a)	38,800	739,528

Public Storage	3,000	680,580

		1,420,108

REITs-Warehouse/Industrial: 4.79%

Prologis, Inc.(a)	12,900	847,401

Terreno Realty Corp.	17,100	644,157

		1,491,558

Total Common Stocks (Cost $24,616,733)		26,889,019

See accompanying Notes to Financial Statements.	20

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Real Estate Fund

June 30, 2018

	Shares	Value (See Note 2)

Convertible Preferred Stocks: 1.52%
REITs-Hotels: 1.52%

Braemar Hotels & Resorts, Inc. Series B, 5.500%(a)(c)	25,100	$473,888

Total Convertible Preferred Stocks (Cost $612,589)		473,888

	Par Value

Short-Term Securities: 3.21%

United States Treasury Bill 1.200%, 07/19/18(d)	$1,000,000	999,188

Total Short-Term Securities (Cost $999,100)		999,188

Total Investments: 91.01% (Cost $26,228,422)		28,362,095

Net Other Assets and Liabilities: 8.99%		2,800,741

Net Assets: 100.00%		$31,162,836

Percentages are stated as a percent of net assets.

	Shares	Value (See Note 2)

Schedule of Securities Sold Short: (7.84%)
Exchange-Traded Funds: (7.84%)

Vanguard Real Estate ETF	(30,000)	$(2,443,500)

Total Securities Sold Short (Proceeds $2,361,650)		$(2,443,500)

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for securities sold short or the line(s) of credit. At period end, the aggregate market value of those securities was $19,845,128, representing 63.68% of net assets.

(b) Non-income producing security.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Rate shown represents the bond equivalent yield to maturity at date of purchase.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
06/09/15 – 03/03/17	Braemar Hotels & Resorts, Inc. Series B, 5.500%(a)(c)	$612,589	$473,888	1.52%
		$612,589	$473,888	1.52%

Investment Abbreviations:

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	21

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient International Real Estate Fund	Salient Real Estate Fund	Salient Select Income Fund
Assets:
Investments in affiliates, at value	$—	$—	$19,060,000
Investments, at value	19,518,547	15,000,535	568,283,105
Cash	875,846	946,697	36,195,765
Foreign currency, at value (Cost $12,308, $— and $—, respectively)	12,280	—	—
Receivable for investments sold	11,621	—	—
Receivable for shares sold	—	—	118,871
Interest and dividends receivable	76,271	50,909	4,972,684
Other assets	36,108	14,929	64,075

Total Assets	20,530,673	16,013,070	628,694,500

Liabilities:
Payable on loan (See Note 2(i))	—	—	27,495,503
Payable for interest and commitment fees due on loan (See Note 2(i))	—	—	37,679
Payable for investments purchased	11,625	—	—
Payable for shares redeemed	38	20,367	915,314
Payable to advisor	17,566	11,277	496,019
Payable for distribution and service fees	6,118	3,068	147,559
Payable to trustees	121	—	2,308
Payable for compliance fees	296	509	38,594
Payable to ReFlow (See Note 2(m))	47	—	—
Payable for legal and audit fees	26,726	9,886	94,948
Accrued expenses and other liabilities	16,168	14,232	251,382

Total Liabilities	78,705	59,339	29,479,306

Net Assets	$20,451,968	$15,953,731	$599,215,194

Net Assets Consist of:
Paid-in capital	$46,004,140	$15,053,981	$570,338,316
Accumulated net investment income/(loss)	(2,144,647)	263	(526,291)
Accumulated net realized gain/(loss)	(25,486,992)	(710,936)	6,072,772
Net unrealized appreciation	2,079,467	1,610,423	23,330,397

Total Net Assets	$20,451,968	$15,953,731	$599,215,194

Investments in Affiliates, At Cost	$—	$—	$25,929,556
Investments, At Cost	$17,439,092	$13,390,112	$538,083,152
Pricing of Shares
Investor Class:
Net Assets	$727,326	$7,216,263	$19,509,301
Shares of beneficial interest outstanding	52,294	686,611	928,535
Net Asset Value, offering and redemption price per share	$13.91	$10.51	$21.01
Institutional Class:
Net Assets	$7,456,808	$4,716,115	$282,500,873
Shares of beneficial interest outstanding	540,811	571,551	13,432,694
Net Asset Value, offering and redemption price per share	$13.79	$8.25	$21.03

See accompanying Notes to Financial Statements.	22

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient International Real Estate Fund (continued)	Salient Real Estate Fund (continued)	Salient Select Income Fund (continued)
Class A:
Net Assets	$7,014,159	$2,842,434	$168,602,214
Shares of beneficial interest outstanding	506,348	274,840	7,996,318
Net Asset Value, offering and redemption price per share	$13.85	$10.34	$21.08
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.70	$10.97	$22.37
Class C:
Net Assets	$5,253,675	$1,178,919	$128,602,806
Shares of beneficial interest outstanding	379,596	112,395	6,281,302
Net Asset Value, offering and redemption price per share	$13.84	$10.49	$20.47

See accompanying Notes to Financial Statements.	23

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient Select Opportunity Fund	Salient Tactical Real Estate Fund
Assets:
Investments, at value	$3,052,565	$28,362,095
Cash	246,495	1,969,129
Foreign currency, at value (Cost $867 and $—, respectively)	840	—
Deposit with broker for securities sold short	—	2,568,004
Receivable for investments sold	156,114	686,901
Receivable for shares sold	—	674
Receivable due from advisor	5,307	—
Interest and dividends receivable	24,383	111,525
Other assets	9,113	11,551

Total Assets	3,494,817	33,709,879

Liabilities:
Securities sold short (Proceeds $— and $2,361,650, respectively)	—	2,443,500
Payable for interest and commitment fees due on loan (See Note 2(i))	—	14,045
Payable for shares redeemed	—	13,132
Payable to advisor	—	25,472
Payable for distribution and service fees	1,651	10,452
Payable to trustees	417	409
Payable for compliance fees	162	1,145
Payable for legal and audit fees	6,183	11,519
Accrued expenses and other liabilities	7,851	27,369

Total Liabilities	16,264	2,547,043

Net Assets	$3,478,553	$31,162,836

Net Assets Consist of:
Paid-in capital	$6,787,938	$31,374,162
Accumulated net investment loss	(2,599)	(881)
Accumulated net realized loss	(3,178,935)	(2,262,268)
Net unrealized appreciation/(depreciation)	(127,851)	2,051,823

Total Net Assets	$3,478,553	$31,162,836

Investments, At Cost	$3,180,818	$26,228,422
Pricing of Shares
Investor Class:
Net Assets	$483,251	$899,708
Shares of beneficial interest outstanding	20,292	27,159
Net Asset Value, offering and redemption price per share	$23.82	$33.13
Institutional Class:
Net Assets	$941,689	$4,999,404
Shares of beneficial interest outstanding	39,714	146,014
Net Asset Value, offering and redemption price per share	$23.71	$34.24
Class A:
Net Assets	$1,882,253	$16,987,855
Shares of beneficial interest outstanding	79,178	511,985
Net Asset Value, offering and redemption price per share	$23.77	$33.18
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$25.22	$35.20
Class C:
Net Assets	$171,360	$8,275,869
Shares of beneficial interest outstanding	7,207	251,808
Net Asset Value, offering and redemption price per share	$23.78	$32.87

See accompanying Notes to Financial Statements.	24

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2018

	Salient International Real Estate Fund	Salient Real Estate Fund	Salient Select Income Fund
Investment Income:
Interest	$9,990	$14,999	$1,713,108
Dividends	520,250	326,920	19,548,869
Dividends from affiliated investments	—	—	1,086,441
Foreign taxes withheld	(32,759)	—	—

Total Investment Income	497,481	341,919	22,348,418

Expenses:
Investment advisory fee	105,129	77,262	3,258,351
Administration fees and expenses	22,651	15,437	333,788
Custodian fee	1,944	1,791	9,824
Legal and audit fees	23,786	6,691	145,966
Transfer agent fees and expenses	10,136	8,256	299,231
Trustees’ fees and expenses	3,128	3,148	105,992
Registration/filing fees	23,949	42,264	45,088
Reports to shareholders and printing fees	4,255	5,972	99,194
Distribution and service fees
Investor Class	1,113	17,797	39,137
Institutional Class	1,209	730	55,209
Class A	15,552	6,509	400,190
Class C	28,907	6,063	703,964
Compliance fees	2,215	2,161	97,833
ReFlow fees (See Note 2(m))	1,734	—	—
Interest and commitment fees on loan	—	—	790,069
Other	4,469	3,354	53,210

Total Expenses	250,177	197,435	6,437,046

Net Investment Income:	247,304	144,484	15,911,372

Net realized loss on affiliated investments	—	—	(968,130)
Net realized gain/(loss) on investments and foreign currency translations	1,200,486	(676,625)	(2,808,050)
Net realized gain on securities sold short	—	—	4,636,962
Net realized loss on foreign currency	(23,528)	—	—
Net change in unrealized appreciation/depreciation on affiliated investments	—	—	(306,366)
Net change in unrealized appreciation/depreciation on investments	(1,486,297)	(885,813)	(41,660,537)
Net change in unrealized appreciation/depreciation on securities sold short	—	—	628,389
Net change in unrealized appreciation/depreciation on foreign currency transactions	(750)	—	—

Net Realized and Unrealized Loss on Investments, Securities Sold Short and Foreign Currency Translations	(310,089)	(1,562,438)	(40,477,732)

Net Decrease in Net Assets Resulting From Operations	$(62,785)	$(1,417,954)	$(24,566,360)

See accompanying Notes to Financial Statements.	25

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2018

	Salient Select Opportunity Fund	Salient Tactical Real Estate Fund
Investment Income:
Interest	$44,999	$42,079
Dividends	65,143	612,412
Foreign taxes withheld	(1,629)	—

Total Investment Income	108,513	654,491

Expenses:
Investment advisory fee	33,831	161,877
Administration fees and expenses	8,938	22,198
Custodian fee	386	2,140
Legal and audit fees	6,536	9,249
Transfer agent fees and expenses	2,299	16,474
Trustees’ fees and expenses	1,539	5,756
Registration/filing fees	35,549	41,895
Reports to shareholders and printing fees	3,572	5,872
Distribution and service fees
Investor Class	1,192	1,681
Institutional Class	748	1,017
Class A	7,940	35,348
Class C	1,458	42,520
Compliance fees	808	3,904
Interest and commitment fees on loan	7,705	16,556
Other	3,760	14,645

Total expenses before waivers	116,261	381,132
Less fees waived/reimbursed by investment advisor (See Note 4)	(57,517)	—

Total Expenses	58,744	381,132

Net Investment Income:	49,769	273,359

Net realized loss on investments and foreign currency translations	(696,981)	(591,939)
Net realized gain on securities sold short	—	348,317
Net realized loss on foreign currency	(4,601)	(7)
Net change in unrealized appreciation/depreciation on investments	437,408	(982,356)
Net change in unrealized appreciation/depreciation on securities sold short	—	10,284
Net change in unrealized appreciation/depreciation on foreign currency transactions	2	2

Net Realized and Unrealized Loss on Investments, Securities Sold Short and Foreign Currency Translations	(264,172)	(1,215,699)

Net Decrease in Net Assets Resulting From Operations	$(214,403)	$(942,340)

See accompanying Notes to Financial Statements.	26

Statements of Changes in Net Assets

	Salient International Real Estate Fund		Salient Real Estate Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$247,304	$95,874	$144,484	$363,696
Net realized gain/(loss)	1,176,958	624,920	(676,625)	1,097,366
Net change in unrealized appreciation/depreciation	(1,487,047)	3,465,504	(885,813)	(2,860,666)

Net increase/(decrease) in net assets resulting from operations	(62,785)	4,186,298	(1,417,954)	(1,399,604)

Distributions to Shareholders:
From net investment income
Investor Class	(38,918)	(36,505)	(55,927)	(244,363)
Institutional Class	(402,653)	(424,959)	(58,193)	(60,305)
Class A	(443,422)	(564,076)	(24,456)	(43,811)
Class C	(320,885)	(380,217)	(5,645)	(15,217)
Advisor Class	—	(7,975)	—	—
From net realized gains on investments
Investor Class	—	—	—	(1,100,910)
Institutional Class	—	—	—	(271,685)
Class A	—	—	—	(197,380)
Class C	—	—	—	(68,558)

Total distributions	(1,205,878)	(1,413,732)	(144,221)	(2,002,229)

Share Transactions:
Investor Class
Proceeds from sale of shares	279,313	28,363	818,654	7,814,071
Issued to shareholders in reinvestment of distributions	37,624	35,022	55,357	1,338,421
Cost of shares redeemed	(101,182)	(188,294)	(13,348,240)	(12,683,114)

Net increase/(decrease) from share transactions	215,755	(124,909)	(12,474,229)	(3,530,622)

Institutional Class
Proceeds from sale of shares	4,340,552	4,649,090	2,490,330	4,876,874
Issued to shareholders in reinvestment of distributions	253,417	256,889	58,193	315,615
Cost of shares redeemed	(3,358,112)	(3,423,822)	(1,230,689)	(7,030,128)

Net increase/(decrease) from share transactions	1,235,857	1,482,157	1,317,834	(1,837,639)

Class A
Proceeds from sale of shares	286,776	2,013,242	153,547	653,927
Issued to shareholders in reinvestment of distributions	420,596	536,830	22,152	221,515
Cost of shares redeemed	(1,673,289)	(4,704,779)	(913,176)	(1,507,026)

Net decrease from share transactions	(965,917)	(2,154,707)	(737,477)	(631,585)

Class C
Proceeds from sale of shares	133,652	388,434	12,446	108,845
Issued to shareholders in reinvestment of distributions	307,966	364,509	5,526	81,144
Cost of shares redeemed	(997,989)	(1,866,549)	(195,195)	(1,205,051)

Net decrease from share transactions	(556,371)	(1,113,606)	(177,223)	(1,015,062)

Advisor Class
Proceeds from sale of shares	—	55,717	—	—
Issued to shareholders in reinvestment of distributions	—	3,748	—	—
Cost of shares redeemed	—	(759,632)	—	—

Net decrease from share transactions	—	(700,167)	—	—

Net increase/(decrease) in net assets	$(1,339,339)	$161,334	$(13,633,270)	$(10,416,740)

See accompanying Notes to Financial Statements.	27

Statements of Changes in Net Assets

	Salient International Real Estate Fund (continued)		Salient Real Estate Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Net Assets:
Beginning of period	$21,791,307	$21,629,973	$29,587,001	$40,003,741

End of period (including accumulated net investment income/(loss) of $(2,144,647), $(1,186,073), $263 and $—, respectively)	$20,451,968	$21,791,307	$15,953,731	$29,587,001

Changes in Shares Outstanding:
Investor Class
Sold	19,224	2,061	79,665	647,464
Distributions reinvested	2,669	2,470	5,533	118,569
Redeemed	(7,056)	(13,600)	(1,284,622)	(1,057,916)

Net increase/(decrease) in shares outstanding	14,837	(9,069)	(1,199,424)	(291,883)

Institutional Class
Sold	300,354	332,026	322,892	500,667
Distributions reinvested	18,132	18,223	7,424	35,095
Redeemed	(230,892)	(243,666)	(151,463)	(731,389)

Net increase/(decrease) in shares outstanding	87,594	106,583	178,853	(195,627)

Class A
Sold	19,606	141,460	15,045	55,951
Distributions reinvested	29,952	38,110	2,262	19,918
Redeemed	(114,673)	(330,599)	(92,172)	(127,681)

Net decrease in shares outstanding	(65,115)	(151,029)	(74,865)	(51,812)

Class C
Sold	8,934	28,362	1,291	9,182
Distributions reinvested	21,941	25,805	555	7,218
Redeemed	(69,087)	(133,780)	(19,564)	(100,009)

Net decrease in shares outstanding	(38,212)	(79,613)	(17,718)	(83,609)

Advisor Class
Sold	—	4,230	—	—
Distributions reinvested	—	289	—	—
Redeemed	—	(58,203)	—	—

Net decrease in shares outstanding	—	(53,684)	—	—

(a) Effective March 29, 2017, Advisor Class shares of Salient International Real Estate Fund were terminated and exchanged into Institutional Class shares.

See accompanying Notes to Financial Statements.	28

Statements of Changes in Net Assets

	Salient Select Income Fund		Salient Select Opportunity Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$15,911,372	$25,774,903	$49,769	$33,727
Net realized gain/(loss)	860,782	57,196,293	(701,582)	46,593
Net change in unrealized appreciation/depreciation	(41,338,514)	(67,174,190)	437,410	434,483

Net increase/(decrease) in net assets resulting from operations	(24,566,360)	15,797,006	(214,403)	514,803

Distributions to Shareholders:
From net investment income
Investor Class	(521,873)	(934,699)	(4,708)	(2,503)
Institutional Class	(7,818,719)	(11,592,803)	(25,726)	(19,032)
Class A	(4,715,543)	(8,477,869)	(20,495)	(12,340)
Class B	—	(3,107)	—	—
Class C	(3,145,404)	(4,908,589)	(1,439)	(996)
Advisor Class	—	(122,410)	—	—
From net realized gains on investments
Investor Class	—	(1,936,137)	—	—
Institutional Class	—	(24,013,349)	—	—
Class A	—	(17,561,069)	—	—
Class B	—	(6,435)	—	—
Class C	—	(10,167,660)	—	—
Advisor Class	—	(253,561)	—	—
From return of capital
Investor Class	—	—	—	(13,473)
Institutional Class	—	—	—	(102,446)
Class A	—	—	—	(66,421)
Class C	—	—	—	(5,360)

Total distributions	(16,201,539)	(79,977,688)	(52,368)	(222,571)

Share Transactions:
Investor Class
Proceeds from sale of shares	2,539,426	19,445,870	—	7,150
Issued to shareholders in reinvestment of distributions	514,744	2,831,192	4,698	15,949
Cost of shares redeemed	(10,192,016)	(74,758,820)	(123,856)	(190,914)

Net decrease from share transactions	(7,137,846)	(52,481,758)	(119,158)	(167,815)

Institutional Class
Proceeds from sale of shares	67,367,231	200,701,244	16,429	764,689
Issued to shareholders in reinvestment of distributions	6,654,234	31,238,319	17,621	55,986
Cost of shares redeemed	(132,336,141)	(202,553,366)	(3,027,868)	(874,026)

Net increase/(decrease) from share transactions	(58,314,676)	29,386,197	(2,993,818)	(53,351)

Class A
Proceeds from sale of shares	10,000,913	44,442,393	56,913	255,090
Issued to shareholders in reinvestment of distributions	3,770,025	22,339,418	20,338	78,716
Cost of shares redeemed	(97,421,232)	(195,770,459)	(1,078,795)	(1,494,612)

Net decrease from share transactions	(83,650,294)	(128,988,648)	(1,001,544)	(1,160,806)

See accompanying Notes to Financial Statements.	29

Statements of Changes in Net Assets

	Salient Select Income Fund (continued)		Salient Select Opportunity Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Class B
Issued to shareholders in reinvestment of distributions	—	3,964	—	—
Cost of shares redeemed	—	(2,134,584)	—	—

Net decrease from share transactions	—	(2,130,620)	—	—

Class C
Proceeds from sale of shares	3,347,132	9,950,635	10,400	11,800
Issued to shareholders in reinvestment of distributions	2,716,648	13,389,924	1,369	6,117
Cost of shares redeemed	(35,833,323)	(51,058,503)	(139,005)	(660,024)

Net decrease from share transactions	(29,769,543)	(27,717,944)	(127,236)	(642,107)

Advisor Class
Proceeds from sale of shares	—	8,516,838	—	—
Issued to shareholders in reinvestment of distributions	—	310,776	—	—
Cost of shares redeemed	—	(63,098,471)	—	—

Net decrease from share transactions	—	(54,270,857)	—	—

Net decrease in net assets	$(219,640,258)	$(300,384,312)	$(4,508,527)	$(1,731,847)

Net Assets:
Beginning of period	818,855,452	1,119,239,764	7,987,080	9,718,927

End of period (including accumulated net investment loss of $(526,291), $(236,124), $(2,599) and $—, respectively)	$599,215,194	$818,855,452	$3,478,553	$7,987,080

Changes in Shares Outstanding:
Investor Class
Sold	121,305	817,708	—	286
Distributions reinvested	24,965	123,911	197	646
Redeemed	(485,879)	(3,128,990)	(5,096)	(7,816)

Net decrease in shares outstanding	(339,609)	(2,187,371)	(4,899)	(6,884)

Institutional Class
Sold	3,206,201	8,445,758	667	30,990
Distributions reinvested	322,251	1,367,289	742	2,267
Redeemed	(6,313,827)	(8,627,741)	(125,524)	(35,527)

Net increase/(decrease) in shares outstanding	(2,785,375)	1,185,306	(124,115)	(2,270)

Class A
Sold	477,290	1,861,341	2,328	10,187
Distributions reinvested	182,334	975,224	856	3,191
Redeemed	(4,617,532)	(8,260,681)	(44,819)	(60,166)

Net decrease in shares outstanding	(3,957,908)	(5,424,116)	(41,635)	(46,788)

Class B
Distributions reinvested	—	170	—	—
Redeemed	—	(90,203)	—	—

Net decrease in shares outstanding	—	(90,033)	—	—

See accompanying Notes to Financial Statements.	30

Statements of Changes in Net Assets

	Salient Select Income Fund (continued)		Salient Select Opportunity Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Class C
Sold	159,617	429,414	428	477
Distributions reinvested	135,252	602,611	58	248
Redeemed	(1,755,920)	(2,225,535)	(5,751)	(26,852)

Net decrease in shares outstanding	(1,461,051)	(1,193,510)	(5,265)	(26,127)

Advisor Class
Sold	—	353,839	—	—
Distributions reinvested	—	13,202	—	—
Redeemed	—	(2,650,083)	—	—

Net decrease in shares outstanding	—	(2,283,042)	—	—

(a) Effective March 29, 2017, Advisor Class shares of Salient Select Income Fund were terminated and exchanged into Institutional Class shares. Effective April 28, 2017, Class B shares of Salient Select Income Fund were terminated and exchanged into Class A shares.

See accompanying Notes to Financial Statements.	31

Statements of Changes in Net Assets

	Salient Tactical Real Estate Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
Operations:
Net investment income	$273,359	$317,598
Net realized loss	(243,629)	(871,493)
Net change in unrealized appreciation/depreciation	(972,070)	(2,813,063)

Net decrease in net assets resulting from operations	(942,340)	(3,366,958)

Distributions to Shareholders:
From net investment income
Investor Class	(8,416)	(9,144)
Institutional Class	(54,877)	(108,224)
Class A	(158,592)	(137,272)
Class B	—	(43)
Class C	(52,355)	(56,020)
Advisor Class	—	(328)
From return of capital
Investor Class	—	(36,171)
Institutional Class	—	(428,132)
Class A	—	(543,050)
Class B	—	(168)
Class C	—	(221,611)
Advisor Class	—	(1,296)

Total distributions	(274,240)	(1,541,459)

Share Transactions:
Investor Class
Proceeds from sale of shares	10,621	1,146,694
Issued to shareholders in reinvestment of distributions	8,071	44,262
Cost of shares redeemed	(312,630)	(1,451,660)

Net decrease from share transactions	(293,938)	(260,704)

Institutional Class
Proceeds from sale of shares	1,034,744	6,600,496
Issued to shareholders in reinvestment of distributions	54,642	534,913
Cost of shares redeemed	(3,167,535)	(23,776,533)

Net decrease from share transactions	(2,078,149)	(16,641,124)

Class A
Proceeds from sale of shares	32,865	2,892,787
Issued to shareholders in reinvestment of distributions	139,416	597,800
Cost of shares redeemed	(3,139,648)	(9,730,607)

Net decrease from share transactions	(2,967,367)	(6,240,020)

Class B
Issued to shareholders in reinvestment of distributions	—	204
Cost of shares redeemed	—	(196,975)

Net decrease from share transactions	—	(196,771)

Class C
Proceeds from sale of shares	54,744	297,579
Issued to shareholders in reinvestment of distributions	49,286	262,188
Cost of shares redeemed	(1,506,696)	(5,592,154)

Net decrease from share transactions	(1,402,666)	(5,032,387)

See accompanying Notes to Financial Statements.	32

Statements of Changes in Net Assets

	Salient Tactical Real Estate Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)
Advisor Class
Proceeds from sale of shares	—	724,909
Issued to shareholders in reinvestment of distributions	—	1,624
Cost of shares redeemed	—	(2,151,650)

Net decrease from share transactions	—	(1,425,117)

Net decrease in net assets	$(7,958,700)	$(34,704,540)

Net Assets:
Beginning of period	39,121,536	73,826,076

End of period (including accumulated net investment loss of $(881) and $—, respectively)	$31,162,836	$39,121,536

Changes in Shares Outstanding:
Investor Class
Sold	342	30,977
Distributions reinvested	255	1,273
Redeemed	(9,708)	(40,491)

Net decrease in shares outstanding	(9,111)	(8,241)

Institutional Class
Sold	31,610	175,635
Distributions reinvested	1,677	14,750
Redeemed	(95,120)	(653,650)

Net decrease in shares outstanding	(61,833)	(463,265)

Class A
Sold	1,030	78,410
Distributions reinvested	4,404	17,203
Redeemed	(99,062)	(269,565)

Net decrease in shares outstanding	(93,628)	(173,952)

Class B
Distributions reinvested	—	6
Redeemed	—	(5,433)

Net decrease in shares outstanding	—	(5,427)

Class C
Sold	1,786	8,277
Distributions reinvested	1,574	7,630
Redeemed	(48,073)	(157,686)

Net decrease in shares outstanding	(44,713)	(141,779)

Advisor Class
Sold	—	18,873
Distributions reinvested	—	44
Redeemed	—	(56,887)

Net decrease in shares outstanding	—	(37,970)

(a) Effective March 29, 2017, Advisor Class shares of Salient Tactical Real Estate Fund were terminated and exchanged into Institutional Class shares. Effective April 28, 2017, Class B shares of Salient Tactical Real Estate Fund were terminated and exchanged into Class A shares.

See accompanying Notes to Financial Statements.	33

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$14.81		$13.04	$13.60	$14.74	$15.65		$17.26
Income/(Loss) from Operations:
Net investment income(c)	0.19		0.07	0.02	0.21	0.18		0.38
Net realized and unrealized gain/(loss) on investments	(0.23)		2.67	0.07	(0.79)	0.02		(1.01)

Total from Investment Operations	(0.04)		2.74	0.09	(0.58)	0.20		(0.63)

Less Distributions:
From investment income	(0.86)		(0.97)	(0.65)	(0.56)	(1.11)		(0.98)

Total Distributions	(0.86)		(0.97)	(0.65)	(0.56)	(1.11)		(0.98)

Net Increase/(Decrease) in Net Asset Value	(0.90)		1.77	(0.56)	(1.14)	(0.91)		(1.61)

Net Asset Value, End of Period	$13.91		$14.81	$13.04	$13.60	$14.74		$15.65

Total Return	(0.30	)%(d)	21.44%	0.74%	(4.08)%	1.33%		(3.51)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$727		$555	$607	$8,479	$15,385		$51,393
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.65	%(e)	0.52%	0.17%	1.41%	1.17%		2.30%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.79	%(f)	1.75%
Operating expenses excluding reimbursement/waiver	2.30	%(e)	2.39%	2.12%	1.86%	1.79%		1.75%
Portfolio Turnover Rate	29	%(d)	41%	80%	281%	242%		202%

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired.

See accompanying Notes to Financial Statements.	34

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$14.68		$12.93	$13.51	$14.65	$15.61		$17.24
Income/(Loss) from Operations:
Net investment income(c)	0.20		0.12	0.10	0.25	0.38		0.43
Net realized and unrealized gain/(loss) on investments	(0.21)		2.64	0.04	(0.78)	(0.12)		(1.02)

Total from Investment Operations	(0.01)		2.76	0.14	(0.53)	0.26		(0.59)

Less Distributions:
From investment income	(0.88)		(1.01)	(0.72)	(0.61)	(1.22)		(1.04)

Total Distributions	(0.88)		(1.01)	(0.72)	(0.61)	(1.22)		(1.04)

Net Increase/(Decrease) in Net Asset Value	(0.89)		1.75	(0.58)	(1.14)	(0.96)		(1.63)

Net Asset Value, End of Period	$13.79		$14.68	$12.93	$13.51	$14.65		$15.61

Total Return	(0.10	)%(d)	21.88%	0.98%	(3.76)%	1.75%		(3.31)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,457		$6,655	$4,481	$13,746	$24,886		$64,484
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.85	%(e)	0.89%	0.74%	1.68%	2.47%		2.52%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.45	%(f)	1.40	%(g)
Operating expenses excluding reimbursement/waiver	1.96	%(e)	2.03%	1.90%	1.52%	1.47%		1.40%
Portfolio Turnover Rate	29	%(d)	41%	80%	281%	242%		202%

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2014, the expense limitation agreement expired.

(g) Effective May 1, 2013, the annual expense limitation rate changed from 1.40% to 1.45%.

See accompanying Notes to Financial Statements.	35

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$14.75		$12.99	$13.59	$14.72	$15.68		$17.28
Income/(Loss) from Operations:
Net investment income(c)	0.17		0.07	0.04	0.19	0.35		0.31
Net realized and unrealized gain/(loss) on investments	(0.22)		2.65	0.03	(0.77)	(0.15)		(0.97)

Total from Investment Operations	(0.05)		2.72	0.07	(0.58)	0.20		(0.66)

Less Distributions:
From investment income	(0.85)		(0.96)	(0.67)	(0.55)	(1.16)		(0.94)

Total Distributions	(0.85)		(0.96)	(0.67)	(0.55)	(1.16)		(0.94)

Net Increase/(Decrease) in Net Asset Value	(0.90)		1.76	(0.60)	(1.13)	(0.96)		(1.60)

Net Asset Value, End of Period	$13.85		$14.75	$12.99	$13.59	$14.72		$15.68

Total Return(d)	(0.29	)%(e)	21.30%	0.60%	(4.09)%	1.32%		(3.71)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,014		$8,426	$9,384	$13,070	$25,369		$33,913
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.33	%(f)	0.49%	0.33%	1.27%	2.22%		1.80%
Operating expenses including reimbursement/waiver	n/a		n/a	n/a	n/a	1.85	%(g)	1.80	%(h)
Operating expenses excluding reimbursement/waiver	2.34	%(f)	2.44%	2.35%	1.91%	1.87%		1.80%
Portfolio Turnover Rate	29	%(e)	41%	80%	281%	242%		202%

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2014, the expense limitation agreement expired.

(h) Effective May 1, 2013, the annual expense limitation rate changed from 1.80% to 1.85%.

See accompanying Notes to Financial Statements.	36

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Real Estate Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$14.73		$13.00		$13.62		$14.75	$15.71		$17.33
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.13		(0.01	)(d)	(0.03	)(d)	0.12	0.26		0.27
Net realized and unrealized gain/(loss) on investments	(0.21)		2.64		0.03		(0.78)	(0.15)		(1.02)

Total from Investment Operations	(0.08)		2.63		0.00		(0.66)	0.11		(0.75)

Less Distributions:
From investment income	(0.81)		(0.90)		(0.62)		(0.47)	(1.07)		(0.87)

Total Distributions	(0.81)		(0.90)		(0.62)		(0.47)	(1.07)		(0.87)

Net Increase/(Decrease) in Net Asset Value	(0.89)		1.73		(0.62)		(1.13)	(0.96)		(1.62)

Net Asset Value, End of Period	$13.84		$14.73		$13.00		$13.62	$14.75		$15.71

Total Return(e)	(0.58	)%(f)	20.73%		(0.02)%		(4.62)%	0.75%		(4.23)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,254		$6,155		$6,465		$8,777	$11,896		$14,421
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	1.76	%(g)	(0.05)%		(0.22)%		0.79%	1.66%		1.60%
Operating expenses including reimbursement/waiver	n/a		n/a		n/a		n/a	2.40	%(h)	2.39%
Operating expenses excluding reimbursement/waiver	2.94	%(g)	2.99%		2.90%		2.47%	2.42%		2.39%
Portfolio Turnover Rate	29	%(f)	41%		80%		281%	242%		202%

(a) Prior to May 1, 2016, Salient International Real Estate Fund was known as Forward International Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2014, the expense limitation agreement expired.

See accompanying Notes to Financial Statements.	37

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$11.08		$12.28	$14.22	$17.45	$14.73	$14.97
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.07		0.13	(0.03)	0.16	0.18	0.15
Net realized and unrealized gain/(loss) on investments	(0.56)		(0.62)	1.74	(0.06)	3.96	0.22

Total from Investment Operations	(0.49)		(0.49)	1.71	0.10	4.14	0.37

Less Distributions:
From investment income	(0.08)		(0.12)	(0.01)	(0.15)	(0.18)	(0.11)
From capital gains	—		(0.59)	(3.64)	(3.18)	(1.24)	(0.50)

Total Distributions	(0.08)		(0.71)	(3.65)	(3.33)	(1.42)	(0.61)

Net Increase/(Decrease) in Net Asset Value	(0.57)		(1.20)	(1.94)	(3.23)	2.72	(0.24)

Net Asset Value, End of Period	$10.51		$11.08	$12.28	$14.22	$17.45	$14.73

Total Return	(4.42	)%(d)	(3.92)%	12.03%	0.91%	28.30%	2.47%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,216		$20,901	$26,735	$38,420	$73,060	$59,219
Ratios to Average Net Assets:
Net investment income/(loss)	1.45	%(e)	1.06%	(0.23)%	0.93%	1.10%	0.99%
Operating expenses	2.19	%(e)	1.96%	1.87%	1.70%	1.58%	1.63%
Portfolio Turnover Rate	45	%(d)	60%	81%	88%	85%	58%

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	38

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$8.73		$9.84	$12.06		$15.30	$13.06	$13.35
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.08		0.12	(0.00	)(d)	0.19	0.21	0.18
Net realized and unrealized gain/(loss) on investments	(0.46)		(0.48)	1.48		(0.04)	3.51	0.20

Total from Investment Operations	(0.38)		(0.36)	1.48		0.15	3.72	0.38

Less Distributions:
From investment income	(0.10)		(0.15)	(0.02)		(0.21)	(0.24)	(0.17)
From capital gains	—		(0.60)	(3.68)		(3.18)	(1.24)	(0.50)

Total Distributions	(0.10)		(0.75)	(3.70)		(3.39)	(1.48)	(0.67)

Net Increase/(Decrease) in Net Asset Value	(0.48)		(1.11)	(2.22)		(3.24)	2.24	(0.29)

Net Asset Value, End of Period	$8.25		$8.73	$9.84		$12.06	$15.30	$13.06

Total Return	(4.31	)%(e)	(3.63)%	12.44%		1.39%	28.77%	2.81%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,716		$3,429	$5,790		$6,954	$9,065	$9,625
Ratios to Average Net Assets:
Net investment income/(loss)	2.12	%(f)	1.28%	(0.03)%		1.27%	1.42%	1.30%
Operating expenses	1.90	%(f)	1.61%	1.53%		1.35%	1.22%	1.28%
Portfolio Turnover Rate	45	%(e)	60%	81%		88%	85%	58%

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	39

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$10.91		$12.10	$14.07	$17.29	$14.61	$14.85
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.08		0.12	(0.04)	0.14	0.17	0.11
Net realized and unrealized gain/(loss) on investments	(0.57)		(0.61)	1.71	(0.04)	3.92	0.26

Total from Investment Operations	(0.49)		(0.49)	1.67	0.10	4.09	0.37

Less Distributions:
From investment income	(0.08)		(0.12)	(0.01)	(0.14)	(0.17)	(0.11)
From capital gains	—		(0.58)	(3.63)	(3.18)	(1.24)	(0.50)

Total Distributions	(0.08)		(0.70)	(3.64)	(3.32)	(1.41)	(0.61)

Net Increase/(Decrease) in Net Asset Value	(0.57)		(1.19)	(1.97)	(3.22)	2.68	(0.24)

Net Asset Value, End of Period	$10.34		$10.91	$12.10	$14.07	$17.29	$14.61

Total Return(d)	(4.46	)%(e)	(4.02)%	12.00%	0.87%	28.29%	2.44%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,842		$3,817	$4,859	$5,653	$6,846	$6,351
Ratios to Average Net Assets:
Net investment income/(loss)	1.57	%(f)	0.99%	(0.25)%	0.82%	1.00%	0.69%
Operating expenses	2.27	%(f)	2.02%	1.92%	1.76%	1.63%	1.66%
Portfolio Turnover Rate	45	%(e)	60%	81%	88%	85%	58%

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	40

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Real Estate Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$11.07		$12.25	$14.21	$17.44	$14.73	$14.99
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.05		0.04	(0.12)	0.05	0.12	0.02
Net realized and unrealized gain/(loss) on investments	(0.58)		(0.59)	1.72	(0.04)	3.92	0.25

Total from Investment Operations	(0.53)		(0.55)	1.60	0.01	4.04	0.27

Less Distributions:
From investment income	(0.05)		(0.08)	—	(0.06)	(0.09)	(0.03)
From capital gains	—		(0.55)	(3.56)	(3.18)	(1.24)	(0.50)

Total Distributions	(0.05)		(0.63)	(3.56)	(3.24)	(1.33)	(0.53)

Net Increase/(Decrease) in Net Asset Value	(0.58)		(1.18)	(1.96)	(3.23)	2.71	(0.26)

Net Asset Value, End of Period	$10.49		$11.07	$12.25	$14.21	$17.44	$14.73

Total Return(d)	(4.78	)%(e)	(4.46)%	11.34%	0.36%	27.57%	1.79%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,179		$1,440	$2,619	$3,135	$3,644	$2,117
Ratios to Average Net Assets:
Net investment income/(loss)	1.00	%(f)	0.34%	(0.81)%	0.27%	0.71%	0.13%
Operating expenses	2.87	%(f)	2.56%	2.47%	2.31%	2.19%	2.23%
Portfolio Turnover Rate	45	%(e)	60%	81%	88%	85%	58%

(a) Prior to May 1, 2016, Salient Real Estate Fund was known as Forward Real Estate Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	41

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$22.10		$23.79	$22.34	$25.40	$23.50	$24.38
Income/(Loss) from Operations:
Net investment income(c)	0.50		0.55	0.52	0.72	0.75	1.01
Net realized and unrealized gain/(loss) on investments	(1.05)		(0.21)	2.47	(1.01)	3.12	0.05

Total from Investment Operations	(0.55)		0.34	2.99	(0.29)	3.87	1.06

Less Distributions:
From investment income	(0.54)		(0.63)	(0.53)	(0.75)	(0.75)	(1.11)
From capital gains	—		(1.40)	(1.01)	(1.98)	(1.22)	(0.83)
From return of capital	—		—	—	(0.04)	—	—

Total Distributions	(0.54)		(2.03)	(1.54)	(2.77)	(1.97)	(1.94)

Net Increase/(Decrease) in Net Asset Value	(1.09)		(1.69)	1.45	(3.06)	1.90	(0.88)

Net Asset Value, End of Period	$21.01		$22.10	$23.79	$22.34	$25.40	$23.50

Total Return	(2.42	)%(d)	1.44%	13.66%	(1.09)%	16.75%	4.33%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$19,509		$28,030	$82,206	$76,217	$115,091	$98,756
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.10	%(e)	2.73%	2.84%	3.26%	3.21%	4.20%
Operating expenses	1.74	%(e)	1.73%	1.70%	1.62%	1.61%	1.60%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.86	%(e)	2.34%	2.24%	2.83%	2.99%	4.04%
Operating expenses	1.98	%(e)	2.12%	2.30%	2.05%	1.83%	1.75%
Portfolio Turnover Rate	10	%(d)	45%	46%	39%	32%	50%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	42

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$22.13		$23.82	$22.36	$25.43	$23.53	$24.40
Income/(Loss) from Operations:
Net investment income(c)	0.55		0.71	0.62	0.81	0.85	1.01
Net realized and unrealized gain/(loss) on investments	(1.07)		(0.27)	2.46	(1.01)	3.11	0.14

Total from Investment Operations	(0.52)		0.44	3.08	(0.20)	3.96	1.15

Less Distributions:
From investment income	(0.58)		(0.70)	(0.59)	(0.82)	(0.84)	(1.17)
From capital gains	—		(1.43)	(1.03)	(2.01)	(1.22)	(0.85)
From return of capital	—		—	—	(0.04)	—	—

Total Distributions	(0.58)		(2.13)	(1.62)	(2.87)	(2.06)	(2.02)

Net Increase/(Decrease) in Net Asset Value	(1.10)		(1.69)	1.46	(3.07)	1.90	(0.87)

Net Asset Value, End of Period	$21.03		$22.13	$23.82	$22.36	$25.43	$23.53

Total Return	(2.29	)%(d)	1.84%	14.09%	(0.75)%	17.16%	4.71%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$282,501		$358,846	$358,059	$334,705	$637,666	$494,495
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.52	%(e)	3.41%	3.24%	3.62%	3.59%	4.18%
Operating expenses	1.41	%(e)	1.37%	1.35%	1.27%	1.26%	1.22%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	5.28	%(e)	3.02%	2.64%	3.19%	3.37%	4.02%
Operating expenses	1.65	%(e)	1.76%	1.95%	1.70%	1.48%	1.37%
Portfolio Turnover Rate	10	%(d)	45%	46%	39%	32%	50%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	43

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$22.18		$23.87	$22.41	$25.47	$23.56	$24.43
Income/(Loss) from Operations:
Net investment income(c)	0.50		0.60	0.52	0.73	0.75	0.92
Net realized and unrealized gain/(loss) on investments	(1.06)		(0.26)	2.47	(1.03)	3.12	0.12

Total from Investment Operations	(0.56)		0.34	2.99	(0.30)	3.87	1.04

Less Distributions:
From investment income	(0.54)		(0.63)	(0.52)	(0.74)	(0.74)	(1.08)
From capital gains	—		(1.40)	(1.01)	(1.98)	(1.22)	(0.83)
From return of capital	—		—	—	(0.04)	—	—

Total Distributions	(0.54)		(2.03)	(1.53)	(2.76)	(1.96)	(1.91)

Net Increase/(Decrease) in Net Asset Value	(1.10)		(1.69)	1.46	(3.06)	1.91	(0.87)

Net Asset Value, End of Period	$21.08		$22.18	$23.87	$22.41	$25.47	$23.56

Total Return(d)	(2.48	)%(e)	1.46%	13.56%	(1.12)%	16.72%	4.26%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$168,602		$265,122	$414,748	$431,167	$676,775	$540,264
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	5.00	%(f)	2.90%	2.83%	3.31%	3.17%	3.79%
Operating expenses	1.78	%(f)	1.78%	1.75%	1.68%	1.66%	1.62%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.76	%(f)	2.51%	2.23%	2.88%	2.95%	3.63%
Operating expenses	2.02	%(f)	2.17%	2.35%	2.11%	1.88%	1.77%
Portfolio Turnover Rate	10	%(e)	45%	46%	39%	32%	50%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	44

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Income Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$21.55		$23.25	$21.87	$24.93	$23.10	$23.99
Income/(Loss) from Operations:
Net investment income(c)	0.43		0.47	0.38	0.62	0.59	0.78
Net realized and unrealized gain/(loss) on investments	(1.03)		(0.27)	2.40	(1.05)	3.06	0.11

Total from Investment Operations	(0.60)		0.20	2.78	(0.43)	3.65	0.89

Less Distributions:
From investment income	(0.48)		(0.54)	(0.43)	(0.65)	(0.60)	(0.98)
From capital gains	—		(1.36)	(0.97)	(1.95)	(1.22)	(0.80)
From return of capital	—		—	—	(0.03)	—	—

Total Distributions	(0.48)		(1.90)	(1.40)	(2.63)	(1.82)	(1.78)

Net Increase/(Decrease) in Net Asset Value	(1.08)		(1.70)	1.38	(3.06)	1.83	(0.89)

Net Asset Value, End of Period	$20.47		$21.55	$23.25	$21.87	$24.93	$23.10

Total Return(d)	(2.75	)%(e)	0.87%	12.96%	(1.67)%	16.07%	3.68%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$128,603		$166,857	$207,758	$227,301	$271,510	$264,263
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	4.52	%(f)	2.42%	2.28%	2.94%	2.61%	3.31%
Operating expenses	2.37	%(f)	2.33%	2.30%	2.23%	2.20%	2.19%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	4.28	%(f)	2.03%	1.68%	2.51%	2.39%	3.16%
Operating expenses	2.61	%(f)	2.72%	2.90%	2.66%	2.42%	2.34%
Portfolio Turnover Rate	10	%(e)	45%	46%	39%	32%	50%

(a) Prior to May 1, 2016, Salient Select Income Fund was known as Forward Select Income Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	45

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund(a)

	Investor Class(b)
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Period Ended December 31, 2014
Net Asset Value, Beginning of Period	$24.80		$24.06	$21.39	$24.84	$28.86
Income/(Loss) from Operations:
Net investment income(d)	0.19		0.07	0.46	0.58	0.46	(e)
Net realized and unrealized gain/(loss) on investments	(0.96)		1.28	2.90	(3.33)	(1.52	)(e)

Total from Investment Operations	(0.77)		1.35	3.36	(2.75)	(1.06)

Less Distributions:
From investment income	(0.21)		(0.10)	(0.49)	(0.62)	(0.54)
From capital gains	—		—	—	—	(2.42)
From return of capital	—		(0.51)	(0.20)	(0.08)	—

Total Distributions	(0.21)		(0.61)	(0.69)	(0.70)	(2.96)

Net Increase/(Decrease) in Net Asset Value	(0.98)		0.74	2.67	(3.45)	(4.02)

Net Asset Value, End of Period	$23.82		$24.80	$24.06	$21.39	$24.84

Total Return	(3.08	)%(f)	5.66%	16.30%	(11.30)%	(3.65	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$483		$625	$772	$770	$1,013
Ratios to Average Net Assets (excluding interest expense):
Net investment income	1.77	%(g)	0.52%	2.39%	2.49%	2.06	%(g)
Operating expenses including reimbursement/waiver	1.58	%(g)	1.58%	1.58%	1.58%	1.58	%(g)
Operating expenses excluding reimbursement/waiver	3.33	%(g)	2.89%	2.64%	2.06%	2.02	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	1.54	%(g)	0.29%	2.22%	2.36%	2.00	%(g)
Operating expenses including reimbursement/waiver	1.81	%(g)	1.81%	1.75%	1.71%	1.64	%(g)
Operating expenses excluding reimbursement/waiver	3.56	%(g)	3.12%	2.81%	2.19%	2.08	%(g)
Portfolio Turnover Rate	9	%(f)	57%	30%	104%	181	%(h)

(a) Prior to May 1, 2016, Salient Select Opportunity Fund was known as Forward Select Opportunity Fund.

(b) The Fund began offering Investor Class shares on June 2, 2014.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2014.

See accompanying Notes to Financial Statements.	46

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$24.79		$24.04	$21.38	$24.83	$26.06	$25.00
Income/(Loss) from Operations:
Net investment income(c)	0.20		0.17	0.52	0.66	0.53	0.13
Net realized and unrealized gain/(loss) on investments	(0.93)		1.27	2.91	(3.33)	1.40	1.16

Total from Investment Operations	(0.73)		1.44	3.43	(2.67)	1.93	1.29

Less Distributions:
From investment income	(0.35)		(0.11)	(0.54)	(0.70)	(0.74)	(0.11)
From capital gains	—		—	—	—	(2.42)	(0.12)
From return of capital	—		(0.58)	(0.23)	(0.08)	—	—

Total Distributions	(0.35)		(0.69)	(0.77)	(0.78)	(3.16)	(0.23)

Net Increase/(Decrease) in Net Asset Value	(1.08)		0.75	2.66	(3.45)	(1.23)	1.06

Net Asset Value, End of Period	$23.71		$24.79	$24.04	$21.38	$24.83	$26.06

Total Return	(2.94	)%(d)	6.04%	16.68%	(11.01)%	7.43%	5.19	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$942		$4,061	$3,993	$5,960	$6,046	$9,749
Ratios to Average Net Assets (excluding interest expense):
Net investment income	1.92	%(e)	0.93%	2.69%	2.83%	1.96%	1.26	%(e)
Operating expenses including reimbursement/waiver	1.23	%(e)	1.23%	1.23%	1.23%	1.23%	1.23	%(e)
Operating expenses excluding reimbursement/waiver	2.88	%(e)	2.54%	2.28%	1.71%	1.59%	2.29	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	1.69	%(e)	0.70%	2.52%	2.70%	1.90%	n/a
Operating expenses including reimbursement/waiver	1.46	%(e)	1.46%	1.40%	1.36%	1.29%	n/a
Operating expenses excluding reimbursement/waiver	3.11	%(e)	2.77%	2.45%	1.84%	1.65%	n/a
Portfolio Turnover Rate	9	%(d)	57%	30%	104%	181%	46	%(d)

(a) Salient Select Opportunity Fund commenced operations on August 1, 2013. Prior to May 1, 2016, Salient Select opportunity Fund was known as Forward Select Opportunity Fund. Prior to December 23, 2013, Forward Select Opportunity Fund was known as Forward Select Income Opportunity Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	47

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$24.77		$24.03	$21.38	$24.83	$26.05	$25.00
Income/(Loss) from Operations:
Net investment income(c)	0.16		0.02	0.46	0.53	0.41	0.13
Net realized and unrealized gain/(loss) on investments	(0.95)		1.30	2.86	(3.32)	1.38	1.11

Total from Investment Operations	(0.79)		1.32	3.32	(2.79)	1.79	1.24

Less Distributions:
From investment income	(0.21)		(0.09)	(0.47)	(0.59)	(0.59)	(0.08)
From capital gains	—		—	—	—	(2.42)	(0.11)
From return of capital	—		(0.49)	(0.20)	(0.07)	—	—

Total Distributions	(0.21)		(0.58)	(0.67)	(0.66)	(3.01)	(0.19)

Net Increase/(Decrease) in Net Asset Value	(1.00)		0.74	2.65	(3.45)	(1.22)	1.05

Net Asset Value, End of Period	$23.77		$24.77	$24.03	$21.38	$24.83	$26.05

Total Return(d)	(3.18	)%(e)	5.51%	16.08%	(11.45)%	6.89%	4.98	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,882		$2,993	$4,028	$6,822	$13,510	$14,521
Ratios to Average Net Assets (excluding interest expense):
Net investment income	1.55	%(f)	0.33%	2.41%	2.26%	1.54%	1.22	%(f)
Operating expenses including reimbursement/waiver	1.73	%(f)	1.73%	1.73%	1.73%	1.73%	1.73	%(f)
Operating expenses excluding reimbursement/waiver	3.48	%(f)	3.04%	2.75%	2.19%	2.09%	2.59	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	1.32	%(f)	0.10%	2.24%	2.13%	1.48%	n/a
Operating expenses including reimbursement/waiver	1.96	%(f)	1.96%	1.90%	1.86%	1.79%	n/a
Operating expenses excluding reimbursement/waiver	3.71	%(f)	3.27%	2.92%	2.32%	2.15%	n/a
Portfolio Turnover Rate	9	%(e)	57%	30%	104%	181%	46	%(e)

(a) Salient Select Opportunity Fund commenced operations on August 1, 2013. Prior to May 1, 2016, Salient Select opportunity Fund was known as Forward Select Opportunity Fund. Prior to December 23, 2013, Forward Select Opportunity Fund was known as Forward Select Income Opportunity Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	48

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Select Opportunity Fund(a)

	Class C(b)
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Period Ended December 31, 2014
Net Asset Value, Beginning of Period	$24.75		$24.01		$21.36	$24.80	$27.11
Income/(Loss) from Operations:
Net investment income/(loss)(d)	0.10		(0.12	)(e)	0.34	0.47	0.32
Net realized and unrealized gain/(loss) on investments	(0.94)		1.32	(e)	2.87	(3.36)	0.30

Total from Investment Operations	(0.84)		1.20		3.21	(2.89)	0.62

Less Distributions:
From investment income	(0.13)		(0.07)		(0.39)	(0.49)	(0.51)
From capital gains	—		—		—	—	(2.42)
From return of capital	—		(0.39)		(0.17)	(0.06)	—

Total Distributions	(0.13)		(0.46)		(0.56)	(0.55)	(2.93)

Net Increase/(Decrease) in Net Asset Value	(0.97)		0.74		2.65	(3.44)	(2.31)

Net Asset Value, End of Period	$23.78		$24.75		$24.01	$21.36	$24.80

Total Return(f)	(3.37	)%(g)	5.02%		15.53%	(11.84)%	2.30	%(g)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$171		$309		$927	$2,807	$1,266
Ratios to Average Net Assets (excluding interest expense):
Net investment income/(loss)	1.06	%(h)	(0.24)%		1.82%	2.06%	1.28	%(h)
Operating expenses including reimbursement/waiver	2.18	%(h)	2.18%		2.18%	2.18%	2.18	%(h)
Operating expenses excluding reimbursement/waiver	3.93	%(h)	3.49%		3.19%	2.66%	2.57	%(h)
Ratios to Average Net Assets (including interest expense):
Net investment income/(loss) including reimbursement/waiver	0.83	%(h)	(0.47)%		1.65%	1.93%	1.22	%(h)
Operating expenses including reimbursement/waiver	2.41	%(h)	2.41%		2.35%	2.31%	2.24	%(h)
Operating expenses excluding reimbursement/waiver	4.16	%(h)	3.72%		3.36%	2.79%	2.63	%(h)
Portfolio Turnover Rate	9	%(g)	57%		30%	104%	181	%(i)

(a) Prior to May 1, 2016, Salient Select Opportunity Fund was known as Forward Select Opportunity Fund.

(b) The Fund began offering Class C shares on February 18, 2014.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f) Total return does not reflect the effect of sales charges.

(g) Not Annualized.

(h) Annualized.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2014.

See accompanying Notes to Financial Statements.	49

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$33.97		$36.96	$32.55	$33.53	$27.29	$27.05
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.29		0.17	(0.30)	0.38	0.36	0.24
Net realized and unrealized gain/(loss) on investments	(0.83)		(2.08)	5.45	(0.97)	6.19	0.40

Total from Investment Operations	(0.54)		(1.91)	5.15	(0.59)	6.55	0.64

Less Distributions:
From investment income	(0.30)		(0.22)	(0.74)	(0.39)	(0.31)	(0.40)
From return of capital	—		(0.86)	—	—	—	—

Total Distributions	(0.30)		(1.08)	(0.74)	(0.39)	(0.31)	(0.40)

Net Increase/(Decrease) in Net Asset Value	(0.84)		(2.99)	4.41	(0.98)	6.24	0.24

Net Asset Value, End of Period	$33.13		$33.97	$36.96	$32.55	$33.53	$27.29

Total Return	(1.51	)%(d)	(5.23)%	16.03%	(1.71)%	24.01%	2.37%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$900		$1,232	$1,645	$1,139	$2,172	$736
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	1.92	%(e)	1.17%	0.40%	1.66%	1.83%	1.47%
Operating expenses	2.12	%(e)	1.93%	1.89%	1.80%	1.82%	1.79%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	1.82	%(e)	0.47%	(0.87)%	1.14%	1.15%	0.83%
Operating expenses	2.22	%(e)	2.63%	3.16%	2.32%	2.50%	2.44%
Portfolio Turnover Rate	27	%(d)	59%	82%	77%	45%	63%

(a) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	50

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$35.10		$38.15	$33.56	$34.55	$28.12	$27.87
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.35		0.31	(0.17)	0.66	0.40	0.38
Net realized and unrealized gain/(loss) on investments	(0.85)		(2.16)	5.62	(1.15)	6.45	0.39

Total from Investment Operations	(0.50)		(1.85)	5.45	(0.49)	6.85	0.77

Less Distributions:
From investment income	(0.36)		(0.24)	(0.86)	(0.50)	(0.42)	(0.52)
From return of capital	—		(0.96)	—	—	—	—

Total Distributions	(0.36)		(1.20)	(0.86)	(0.50)	(0.42)	(0.52)

Net Increase/(Decrease) in Net Asset Value	(0.86)		(3.05)	4.59	(0.99)	6.43	0.25

Net Asset Value, End of Period	$34.24		$35.10	$38.15	$33.56	$34.55	$28.12

Total Return	(1.36	)%(d)	(4.88)%	16.42%	(1.39)%	24.44%	2.73%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,999		$7,295	$25,601	$22,717	$14,217	$14,926
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.24	%(e)	1.53%	0.79%	2.44%	1.95%	1.93%
Operating expenses	1.79	%(e)	1.57%	1.54%	1.45%	1.46%	1.42%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	2.14	%(e)	0.83%	(0.48)%	1.92%	1.27%	1.29%
Operating expenses	1.89	%(e)	2.27%	2.81%	1.97%	2.14%	2.07%
Portfolio Turnover Rate	27	%(d)	59%	82%	77%	45%	63%

(a) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	51

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$34.02		$37.02	$32.59	$33.59	$27.35	$27.12
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.28		0.19	(0.29)	0.42	0.28	0.23
Net realized and unrealized gain/(loss) on investments	(0.82)		(2.13)	5.44	(1.02)	6.25	0.40

Total from Investment Operations	(0.54)		(1.94)	5.15	(0.60)	6.53	0.63

Less Distributions:
From investment income	(0.30)		(0.21)	(0.72)	(0.40)	(0.29)	(0.40)
From return of capital	—		(0.85)	—	—	—	—

Total Distributions	(0.30)		(1.06)	(0.72)	(0.40)	(0.29)	(0.40)

Net Increase/(Decrease) in Net Asset Value	(0.84)		(3.00)	4.43	(1.00)	6.24	0.23

Net Asset Value, End of Period	$33.18		$34.02	$37.02	$32.59	$33.59	$27.35

Total Return(d)	(1.55	)%(e)	(5.24)%	15.95%	(1.78)%	23.94%	2.30%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,988		$20,603	$28,859	$31,179	$35,410	$30,582
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	1.89	%(f)	1.24%	0.41%	1.76%	1.58%	1.47%
Operating expenses	2.16	%(f)	1.98%	1.94%	1.85%	1.87%	1.82%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	1.79	%(f)	0.54%	(0.86)%	1.24%	0.90%	0.82%
Operating expenses	2.26	%(f)	2.68%	3.21%	2.37%	2.55%	2.46%
Portfolio Turnover Rate	27	%(e)	59%	82%	77%	45%	63%

(a) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	52

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Real Estate Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$33.70		$36.67		$32.28	$33.32	$27.14	$26.93
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.19		(0.04	)(d)	(0.48)	0.23	0.11	0.08
Net realized and unrealized gain/(loss) on investments	(0.82)		(2.08	)(d)	5.40	(1.01)	6.19	0.39

Total from Investment Operations	(0.63)		(2.12)		4.92	(0.78)	6.30	0.47

Less Distributions:
From investment income	(0.20)		(0.17)		(0.53)	(0.26)	(0.12)	(0.26)
From return of capital	—		(0.68)		—	—	—	—

Total Distributions	(0.20)		(0.85)		(0.53)	(0.26)	(0.12)	(0.26)

Net Increase/(Decrease) in Net Asset Value	(0.83)		(2.97)		4.39	(1.04)	6.18	0.21

Net Asset Value, End of Period	$32.87		$33.70		$36.67	$32.28	$33.32	$27.14

Total Return(e)	(1.84	)%(f)	(5.76)%		15.32%	(2.31)%	23.22%	1.73%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,276		$9,992		$16,071	$16,307	$17,936	$17,095
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income/(loss)	1.30	%(g)	0.58%		(0.14)%	1.21%	1.03%	0.92%
Operating expenses	2.76	%(g)	2.53%		2.49%	2.40%	2.42%	2.38%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	1.20	%(g)	(0.12)%		(1.41)%	0.69%	0.35%	0.27%
Operating expenses	2.86	%(g)	3.23%		3.76%	2.92%	3.10%	3.03%
Portfolio Turnover Rate	27	%(f)	59%		82%	77%	45%	63%

(a) Prior to May 1, 2016, Salient Tactical Real Estate Fund was known as Forward Real Estate Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See accompanying Notes to Financial Statements.	53

Notes to Financial Statements (Unaudited)

June 30, 2018

1. ORGANIZATION

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2018, the Trust has 14 registered funds. This annual report describes 5 series of the Trust (each a “Fund” and collectively, the “Funds”) under the brand name Salient. The accompanying financial statements and financial highlights relate to Salient International Real Estate Fund (“International Real Estate Fund”), Salient Real Estate Fund (“Real Estate Fund”), Salient Select Income Fund (“Select Income Fund”), Salient Select Opportunity Fund (“Select Opportunity Fund”), and Salient Tactical Real Estate Fund (“Tactical Real Estate Fund”).

The Funds are distributed by Forward Securities, LLC. The Investment Advisor of the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”).

International Real Estate Fund seeks total return from both capital appreciation and current income through investing primarily in non-U.S. securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”). Real Estate Fund seeks income with capital appreciation as a secondary goal through investing primarily in securities of real estate companies, including REITs. Select Income Fund seeks high current income and potential for modest long-term growth of capital through investing primarily in income-producing securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms. Select Opportunity Fund seeks total return through current income and long-term capital appreciation through investing in equity, fixed income and hybrid securities. Tactical Real Estate Fund seeks total return through a combination of high current income relative to equity investment alternatives plus long-term growth of capital through investing primarily in securities of issuers engaged primarily in the real estate industry, such as REITs, master limited partnerships and other real estate firms.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, and Class C shares offered by the Funds.

At a meeting held on January 17, 2017, the Board of Trustees of the Trust (the “Board of Trustees”) approved, on behalf of International Real Estate Fund, Select Income Fund, and Tactical Real Estate Fund the termination of Advisor Class shares as share classes of the Funds. On March 29, 2017, outstanding Advisor Class shares of each Fund were exchanged at relative net asset value for Institutional Class shares of the same Fund having the same value.

At a meeting held on January 17, 2017, the Board of Trustees approved, on behalf of Select Income Fund and Tactical Real Estate Fund the termination of Class B shares as share classes of the Funds. On April 28, 2017, outstanding Class B shares of each Fund were exchanged at relative net asset value for Class A shares of the same Fund having the same value.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

International Real Estate Fund, Real Estate Fund, Select Income Fund, Select Opportunity Fund, and Tactical Real Estate Fund may invest a substantial portion of assets in the securities of issuers engaged in the real estate industry, including REITs. As a result, the Funds may be more affected by economic and regulatory developments in this industry than would a fund not concentrating its investments in a particular sector or industry. Real Estate Fund, Select Income Fund and Tactical Real Estate Fund are each classified as a diversified fund under the 1940 Act. International Real Estate Fund and Select Opportunity Fund are each classified as a non-diversified fund under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

54

Notes to Financial Statements (Unaudited)

June 30, 2018

(b) PORTFOLIO VALUATION

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a

55

Notes to Financial Statements (Unaudited)

June 30, 2018

security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholder transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

(e) MASTER LIMITED PARTNERSHIPS (“MLPs”)

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. Certain Funds may invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. Investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

56

Notes to Financial Statements (Unaudited)

June 30, 2018

(f) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 9 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2018, Tactical Real Estate Fund held securities sold short with a value of $2,443,500, respectively. No other Funds held securities sold short as of June 30, 2018.

(g) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward currency contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

57

Notes to Financial Statements (Unaudited)

June 30, 2018

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds held no futures contracts as of June 30, 2018.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. Select Income Fund held purchased options during the six months ended June 30, 2018.

The values in the following table excludes the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities, if applicable.

58

Notes to Financial Statements (Unaudited)

June 30, 2018

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Derivatives not Accounted for as Hedging Instruments	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Select Income Fund
Equity Contracts (Options Purchased)	Net realized gain on investments and foreign currency translations/Net change in unrealized appreciation/depreciation on investments	$(266,716)	$178,936

Total		$(266,716)	$178,936

The following is a summary of the average month-end notional value of purchased option contracts held by the Funds for the six months ended June 30, 2018, as well as the notional amount of purchased option contracts held as of June 30, 2018:

	Average Monthly Notional Value	Notional Value Outstanding at June 30, 2018
Select Income Fund
Option Contracts Purchased	$705,353	$—

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2018.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2018, the Funds held no warrants.

(h) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are

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readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(i) LEVERAGE

Select Income Fund, Select Opportunity Fund and Tactical Real Estate Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of their assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

Select Income Fund, Select Opportunity Fund and Tactical Real Estate Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowing under these agreements. Select Income Fund and Tactical Real Estate Fund also maintain separate lines of credit with Société Générale. For borrowings under these agreements, the Funds are charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

Select Income Fund and Tactical Real Estate Fund have each pledged a portion of their investment securities as the collateral for their lines of credit. As of June 30, 2018, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Select Income Fund	$66,642,696	$27,495,503
Select Opportunity Fund	1,986,107	—
Tactical Real Estate Fund	19,845,128	—

The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2018 were as follows:

Fund	Average Interest Rate	Average Outstanding Loan Payable
Select Income Fund	2.975%	$33,852,818
Select Opportunity Fund	2.999%	514,582

(j) DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly for the Funds. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

Distributions received from a Funds’ investments in MLPs generally are comprised of income, capital gains and return of capital. A Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised

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based on information received from MLPs after their tax reporting periods are concluded.

(k) FEDERAL INCOME TAXES

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non- U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2018, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(l) ALLOCATIONS

Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

(m) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2018 are recorded in the Statement of Operations, if applicable.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of

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the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
International Real Estate Fund
Common Stocks(a)	$19,518,547	$—	$—	$19,518,547

Total	$19,518,547	$—	$—	$19,518,547

Real Estate Fund
Common Stocks(a)	$14,201,184	$—	$—	$14,201,184
Short-Term Securities	—	799,351	—	799,351

Total	$14,201,184	$799,351	$—	$15,000,535

Select Income Fund
Common Stocks(a)	$141,461,161	$—	$—	$141,461,161
Convertible Preferred Stocks(a)	133,325,921	—	—	133,325,921
Preferred Stocks(a)	280,355,129	—	—	280,355,129
Convertible Corporate Bonds(a)	—	32,200,894	—	32,200,894

Total	$555,142,211	$32,200,894	$—	$587,343,105

Select Opportunity Fund
Common Stocks(a)	$2,846,677	$—	$—	$2,846,677
Limited Partnerships(a)	205,888	—	—	205,888

Total	$3,052,565	$—	$—	$3,052,565

Tactical Real Estate Fund
Common Stocks(a)	$26,889,019	$—	$—	$26,889,019
Convertible Preferred Stocks(a)	473,888	—	—	473,888
Short-Term Securities	—	999,188	—	999,188

Total	$27,362,907	$999,188	$—	$28,362,095

(a) For detailed descriptions of industry or country, see the accompanying Schedule of Investments.

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Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Tactical Real Estate Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(2,443,500)	$—	$—	$(2,443,500)

Total	$(2,443,500)	$—	$—	$(2,443,500)

(a) Other financial instruments are derivative instruments reflected in the schedules to the Schedule of Investments, such as short sales.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. For the six months ended June 30, 2018 there were no transfers between Level 1 and Level 2 securities.

For the six months ended June 30, 2018, no Funds had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. INVESTMENT MANAGEMENT SERVICES

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2018, based on each Fund’s average daily net assets:

Fund	Investment Advisory Fees
International Real Estate Fund	1.00%

Real Estate Fund	0.85% up to and including $100 million
0.80% over $100 million up to and including $500 million
0.70% over $500 million

Select Income Fund	1.00%

Select Opportunity Fund	1.00%

Tactical Real Estate Fund	1.00%

Expense Limitations: Salient Management has entered into an Expense Limitation Agreement with Select Opportunity Fund, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of the Fund, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of the Fund. Following are the annual expense limitation rates and expiration dates for the Fund:

Fund	Investor Class	Institutional Class	Class A	Class C	End Date
Select Opportunity Fund	1.58%	1.23%	1.73%	2.18%	April 30, 2019

Pursuant to the Expense Limitation Agreement, the Fund will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by the Fund to Salient Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

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For the six months ended June 30, 2018, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed By Advisor	Recoupment of Past Waived Fees By Advisor	Total
Select Opportunity Fund
Investor Class	$5,208	$—	$5,208
Institutional Class	24,544	—	24,544
Class A	25,229	—	25,229
Class C	2,536	—	2,536

As of June 30, 2018, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2015	2016	2017	2018	Total
Select Opportunity Fund
Investor Class	$4,563	$7,180	$8,811	$5,208	$25,762
Institutional Class	26,280	36,733	56,966	24,544	144,523
Class A	60,893	55,083	46,742	25,229	187,947
Class C	17,798	19,583	4,808	2,536	44,725

5. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class C
International Real Estate Fund	0.25%	0.35	%(a)	0.75%
Real Estate Fund	0.25%	0.35	%(a)	0.75%
Select Income Fund	0.25%	0.35	%(a)	0.75%
Select Opportunity Fund	0.25%	0.35%		0.75%
Tactical Real Estate Fund	0.25%	0.35	%(a)	0.75%

(a) The Fund is currently authorized to pay 0.25% with respect to Class A shares.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates (Shareholder services fees may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.):

Fund	Investor Class	Institutional Class	Class A	Class C
International Real Estate Fund	0.15%	0.05%	0.20%	0.25%
Real Estate Fund	0.15%	0.05%	0.20%	0.25%
Select Income Fund	0.15%	0.05%	0.20%	0.25%
Select Opportunity Fund	0.15%	0.05%	0.20%	0.25%
Tactical Real Estate Fund	0.15%	0.05%	0.20%	0.25%

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

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6. SERVICE PROVIDERS

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank, N.A. serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

7. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The officers serve at the pleasure of the Board of Trustees.

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2018, there were ten Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as trustees of other registered investment companies managed by the Advisor and its affiliates, including Salient MF Trust (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $60,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the

Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Chief Compliance Officer of the Funds (“CCO”) is an employee of, and is compensated by, Salient Management. As of June 30, 2018, the Funds have agreed to pay the Advisor approximately $308,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CCO for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

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9. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2018, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
International Real Estate Fund	$5,921,839	$7,558,203
Real Estate Fund	7,401,338	20,100,168
Select Income Fund	63,415,724	230,698,901
Select Opportunity Fund	555,108	4,899,355
Tactical Real Estate Fund	8,456,394	17,131,153

10. TAX BASIS INFORMATION

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to the deferral of losses on wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2018. The following information is provided on a tax basis as of June 30, 2018 and includes investments and securities sold short, and excludes foreign currency:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Real Estate Fund	$17,606,823	$2,354,493	$(442,769)	$1,911,724
Real Estate Fund	13,720,893	1,975,130	(695,488)	1,279,642
Select Income Fund	564,052,590	80,584,509	(57,293,994)	23,290,515
Select Opportunity Fund	3,180,818	429,533	(557,786)	(128,253)
Tactical Real Estate Fund	26,838,928	3,207,860	(1,766,543)	1,441,317

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2017, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2018(a)	Short-Term(b)	Long-Term(b)	Total
International Real Estate Fund	$3,986,802	$13,460,119	$8,867,278	$26,314,199
Select Opportunity Fund	—	349,128	2,031,536	2,380,664
Tactical Real Estate Fund	—	162,626	177,209	339,835

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

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Capital losses as of December 31, 2017 have been updated to reflect actual income sources reported by the Fund’s underlying partnerships held after their tax reporting periods concluded. The Funds elect to defer to the period ending December 31, 2018 capital losses and late-year ordinary losses recognized during the period November 1, 2017 to December 31, 2017 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
International Real Estate Fund	$106,970	$—
Select Opportunity Fund	759	—
Tactical Real Estate Fund	847,876	—

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2018.

The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return of Capital Total
International Real Estate Fund	$1,413,732	$—	$—
Real Estate Fund	632,637	1,369,592	—
Select Income Fund	29,533,893	50,443,795	—
Select Opportunity Fund	34,871	—	187,700
Tactical Real Estate Fund	311,031	—	1,230,428

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to market gains.

11. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control. During the year ended June 30, 2018, Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, change in unrealized appreciation/depreciation, shares and value of investment by each fund in affiliated companies for the year ended June 30, 2018 were as follows:

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/18	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/ (Loss)
Investments in affiliates held as of June 30, 2018
Common Stocks
Jernigan Capital, Inc.	1,296,700	—	(296,700)	1,000,000	$19,060,000	$907,690	$1,058,573	$(968,130)

					$19,060,000	$907,690	$1,058,573	$(968,130)

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Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/18	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/ (Loss)
Investments in affiliates no longer affiliated as of June 30, 2018
Common Stocks
Clipper Realty, Inc.	940,796	9,204	—	950,000	$8,113,000	$178,751	$(1,364,939)	$—

					$8,113,000	$178,751	$(1,364,939)	$—

				Total		$1,086,441	$(306,366)	$(968,130)

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the funds.

14. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2018. However, the following are details relating to the subsequent events through the date the financial statements were issued

The following information applies to Real Estate Fund and Select Opportunity Fund only:

Liquidation of Real Estate Fund and Select Opportunity Fund: On June 8, 2018, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved the liquidation of Real Estate Fund and Select Opportunity Fund. These Funds will be liquidated pursuant to a Board-approved Plan of Liquidation on or around August 13, 2018 (the “Liquidation Date”). On the Liquidation Date, each of these Funds will distribute pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

The following information applies to International Real Estate Fund and Tactical Real Estate Fund only:

On June 8, 2018, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved an Agreement and Plan of Reorganization (“the Plan”) for the Tactical Real Estate Fund (the “Acquired Fund”) and the International Real Estate Fund (the “Acquiring Fund”). Under the Plan, the Acquired Fund would be reorganized into the Acquiring Fund. The Reorganization is currently anticipated to be consummated on or about August 22, 2018.

The following information applies to International Real Estate Fund only:

On June 8, 2018, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved, on behalf of the International Real Estate Fund, effective on or about August 21, 2018: (i) a change to the Fund’s name; (ii) a change to the Fund’s benchmark; (iii) changes to the principal investment strategies of the Fund; and (iv) the introduction of expense limits for the Fund. Accordingly, effective on or about August 21, 2018, the following changes will apply:

(i) Current Fund Name	Fund Name Effective on or about August 21, 2018
Salient International Real Estate Fund	Salient Global Real Estate Fund

68

Notes to Financial Statements (Unaudited)

June 30, 2018

(ii) Current Fund Benchmark	Benchmark Effective on or about August 21, 2018
FTSE EPRA/NAREIT Developed ex-US Index	FTSE EPRA/NAREIT Developed Index

(iii) Current Investment Strategy	Investment Strategy Effective on or about August 21, 2018
Non-diversified	Diversified

(iv) Salient International Real Estate Fund	Current Expense Limitation Rate	Expense Limitation Rate Effective on or about August 21, 2018
Investor	N/A	1.50%
Institutional	N/A	1.15%
Class A	N/A	1.55%
Class C	N/A	2.10%

The following information applies to the Real Estate Fund and Select Income Fund only:

Effective July 1, 2018, Salient Management has agreed to limit Real Estate Fund and Select Income Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A, and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.50%, 1.15%, 1.55%, and 2.10%, respectively.

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2018. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

69

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non- affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third- party’s privacy policies will apply to you and ours will not.

70

Investment Advisor

Forward Management, LLC

Investment Sub-Advisors

Broadmark Asset Management, LLC

Pacific Investment Management Company LLC

Pictet Asset Management Limited

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Forward Securities, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

ALPS Fund Services, Inc.

P.O. Box 1345

Denver, CO 80201

800-999-6809

www.salientfunds.com

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient EM Infrastructure Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni & Credit Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Printed on paper containing recycled content using soy-based inks.	FSD003042 083119

The series of funds under the Forward Funds Trust (“Salient Funds”) are distributed by:

Forward Securities, LLC

San Francisco, California

The report has been prepared for the general information of the Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Funds’ Prospectus, which contains more complete information about Funds’ investment policies, management fees and expenses, experience of the management teams and other information. Investors are reminded to read the Prospectus before investing or sending money.

Shareholder Update  |  June 30, 2018

A MESSAGE FROM:	John A. Blaisdell
Chief Executive Officer

Dear Shareholder:

We are pleased to share with you our mid-year update. For many of the markets in which we invest your capital, the year began with substantial volatility. Concerns about rising interest rates, inflation and tariffs contributed to weak returns across many markets in the first quarter. The second quarter, however, saw a return to the more stable, growth-focused markets that have typified the last few years. This return to stability allowed most markets and strategies to recover any losses from the first quarter—and then some.

I want to thank you, our shareholders, for the opportunity to be your investment partner. We are grateful for the trust you have placed in us in the past and know we must continually improve to earn it in the future. We believe we are in an excellent position to do exactly that while providing the same level of service.

Sincerely,

John A. Blaisdell

Chief Executive Officer

Salient Partners

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Salient is the trade name for Salient Partners, L.P., which together with its subsidiaries provides asset management and advisory services. This information is being provided solely for educational purposes and is not an offer to sell or solicitation of an offer to buy an interest in any investment fund. Any such offer or solicitation may only be made by means of a confidential private offering memorandum or prospectus relating to a particular fund and only in a manner consistent with federal and applicable state securities laws.

The Salient Funds offered under the Forward Funds Trust are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©2018 Salient. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, financial, market, petroleum, political and other factors relevant to investment performance in the U.S. and abroad. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

1

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2018

See page 5 for important performance disclosure information about the Salient Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.salientfunds.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salient Adaptive Balanced Fund(a)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	5.67%	1.47%	1.43%	1.89%	12/27/00

Institutional Class	6.28%	1.99%	1.95%	2.40%	12/27/00

Class A (with sales load)(b)	-0.22%	0.43%	0.98%	3.10%	09/29/03

Class A (without sales load)(c)	5.85%	1.62%	1.58%	3.52%	09/29/03

Class C (with CDSC)(d)	4.20%	0.95%	0.93%	3.66%	12/30/02

Class C (without CDSC)(e)	5.20%	0.95%	0.93%	3.66%	12/30/02

Salient Adaptive Income Fund(f)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	2.28%	2.55%	4.53%	3.85%	12/27/00

Institutional Class	2.83%	3.06%	5.05%	4.36%	12/27/00

Class A (with sales load)(g)	-1.28%	2.02%	4.39%	3.61%	09/29/03

Class A (without sales load)(c)	2.59%	2.80%	4.78%	3.88%	09/29/03

Class C (with CDSC)(d)	0.86%	2.04%	4.01%	3.14%	12/30/02

Class C (without CDSC)(e)	1.83%	2.04%	4.01%	3.14%	12/30/02

Salient Adaptive US Equity Fund(h)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	18.54%	12.18%	9.02%	6.39%	06/24/98

Institutional Class	19.07%	12.63%	9.47%	10.00%	08/24/92

Salient EM Infrastructure Fund(i)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	2.02%	3.38%	N/A	1.79%	05/02/11

Institutional Class(j)	2.35%	3.77%	1.32%	1.35%	06/29/07

Class A (with sales load)(b)	-3.91%	2.12%	0.36%	0.44%	06/29/07

Class A (without sales load)(c)	1.95%	3.33%	0.96%	0.99%	06/29/07

Class C (with CDSC)(d)	0.45%	2.76%	0.32%	0.34%	06/29/07

Class C (without CDSC)(e)	1.41%	2.76%	0.32%	0.34%	06/29/07

2

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2018

See page 5 for important performance disclosure information about the Salient Funds.

Salient International Dividend Signal Fund(k)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	6.14%	3.13%	1.00%	4.12%	10/01/98

Institutional Class	6.62%	3.51%	1.31%	0.18%	05/01/07

Class A (with sales load)(b)	-0.16%	1.78%	N/A	0.24%	05/01/13

Class A (without sales load)(c)	5.98%	2.99%	N/A	1.40%	05/01/13

Class C (with CDSC)(d)	4.60%	2.55%	N/A	4.58%	07/31/12

Class C (without CDSC)(e)	5.59%	2.55%	N/A	4.58%	07/31/12

Salient International Small Cap Fund(l)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	12.18%	9.81%	4.32%	9.21%	03/05/02

Institutional Class	12.61%	10.20%	4.67%	8.56%	02/07/96

Salient Tactical Growth Fund(m)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	5.03%	4.36%	N/A	3.55%	09/14/09

Institutional Class	5.38%	4.72%	N/A	3.90%	09/14/09

Class A (with sales load)(b)	-1.12%	2.98%	N/A	2.28%	03/12/10

Class A (without sales load)(c)	4.91%	4.21%	N/A	3.01%	03/12/10

Class C (with CDSC)(d)	3.40%	3.73%	N/A	2.93%	09/14/09

Class C (without CDSC)(e)	4.37%	3.73%	N/A	2.93%	09/14/09

Salient Tactical Muni & Credit Fund(n)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	4.20%	2.26%	5.52%	5.06%	05/01/08

Institutional Class	4.51%	2.64%	5.90%	5.44%	05/01/08

Class A (with sales load)(b)(o)	-2.01%	0.92%	4.79%	1.68%	12/29/06

Class A (without sales load)(c)(o)	3.95%	2.12%	5.41%	2.20%	12/29/06

Class C (with CDSC)(d)	2.59%	1.64%	N/A	4.51%	06/03/09

Class C (without CDSC)(e)	3.59%	1.64%	N/A	4.51%	06/03/09

Salient US Dividend Signal Fund(p)	1 Year	5 Year	10 Year	Since Inception	Inception Date

Investor Class	12.48%	N/A	N/A	9.80%	12/31/14

Institutional Class	12.86%	N/A	N/A	11.30%	07/31/13

Class A (with sales load)(b)	5.87%	N/A	N/A	9.43%	07/31/13

Class A (without sales load)(c)	12.32%	N/A	N/A	10.76%	07/31/13

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund. Prior to May 1, 2010, Forward Growth Allocation Fund was known as Accessor Growth Allocation Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

3

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2018

See page 5 for important performance disclosure information about the Salient Funds.

(c) Excludes sales charge.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund. Prior to May 1, 2012, Forward Income Builder Fund was known as Forward Income Allocation Fund. Prior to May 1, 2010, Forward Income Allocation Fund was known as Accessor Income Allocation Fund.

(g) Includes the effect of the maximum 3.75% sales charge.

(h) Prior to May 1, 2016, Salient Adaptive US Equity Fund was known as Forward Total MarketPlus Fund. Prior to May 1, 2013, Forward Total MarketPlus Fund was known as Forward Extended MarketPlus Fund. Prior to May 1, 2011, Forward Extended MarketPlus Fund was known as Forward SMIDPlus Fund. Prior to September 20, 2010, Forward SMIDPlus Fund was known as Forward Small to Mid Cap Fund. Prior to May 1, 2010, Forward Small to Mid Cap Fund was known as Accessor Small to Mid Cap Fund.

(i) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund. Prior to June 12, 2009, Forward Global Infrastructure Fund was known as Kensington Global Infrastructure Fund.

(j) Prior to June 13, 2009, Institutional Class was known as Class Y.

(k) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund. Prior to May 1, 2010, Forward International Dividend Fund was known as Forward International Equity Fund. As of December 1, 2008, the Fund is directly managed by Salient Management, the advisor to the Salient Funds. Performance figures and other portfolio data shown for periods prior to December 1, 2008, do not reflect the Advisor’s performance or strategy. From September 1, 2005, through November 30, 2008, Pictet Asset Management Limited was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to September 1, 2005, Forward International Equity Fund was known as Forward Hansberger International Growth Fund. From March 6, 2000, through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor.

(l) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund. The Retail Class and Institutional Class of Pictet International Small Companies Fund were reorganized into the Investor Class and Institutional Class, respectively, of Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003, represent performance of the respective class of shares of Pictet International Small Companies Fund.

(m) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(n) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund. Effective November 1, 2013, Cedar Ridge Partners, LLC (“Cedar Ridge”) resigned as sub-advisor of Forward Credit Analysis Long/Short Fund and terminated its sub-advisory agreement with the Advisor. From November 1, 2013, to November 12, 2013, Forward Management, LLC was the sole advisor of the fund. Effective November 13, 2013, the fund is sub-advised solely by Pacific Investment Management Company LLC (“PIMCO”). Performance figures shown for periods before November 1, 2013, represent performance of Cedar Ridge under the previous investment strategy for the fund. Prior to May 1, 2011, Forward Credit Analysis Long/Short Fund was known as Forward Long/Short Credit Analysis Fund.

(o) Class A shares of the fund originally commenced operations on December 29, 2006, were liquidated on November 21, 2008, and were launched again on September 1, 2010. The performance shown for any period beginning on or after November 24, 2008, and lasting through August 31, 2010, is that of the fund’s Investor Class shares adjusted to reflect the specific operating expenses applicable to Class A shares. The performance shown for any period beginning on or after September 1, 2010 is that of the fund’s Class A shares.

(p) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

4

Investment Disclosures (Unaudited)

Fund Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Asset allocation does not assure profit or protect against risk.

Diversification does not assure profit or protect against risk.

Salient Adaptive Balanced Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Salient Funds and related mutual funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

See the Investment Disclosures for underlying fund risk disclosures.

5

Investment Disclosures (Unaudited)

Salient Adaptive Income Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Salient Funds and related mutual funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

See the Investment Disclosures for underlying fund risk disclosures.

Salient Adaptive US Equity Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

6

Investment Disclosures (Unaudited)

Salient EM Infrastructure Fund

Concentration in a particular industry or geographic region will involve a greater degree of risk than a more diversified portfolio.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient International Dividend Signal Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Salient International Small Cap Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

7

Investment Disclosures (Unaudited)

Foreign securities, especially emerging or frontier markets, will involve additional risks including, exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Salient Tactical Growth Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

Salient Tactical Muni & Credit Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds that focus on alternative strategies are not suitable for all investors.

8

Investment Disclosures (Unaudited)

Salient US Dividend Signal Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally declines. Debt securities with longer durations tend to be more sensitive to changes in interest rates and more volatile than securities with shorter durations.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

There is no guarantee the companies in our portfolio will continue to pay dividends.

9

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Salient Adaptive Balanced Fund	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18-06/30/18
Investor Class
Actual	$1,000.00	$976.00	0.82%	$4.02

Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11
Institutional Class
Actual	$1,000.00	$979.30	0.32%	$1.57

Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61
Class A
Actual	$1,000.00	$976.80	0.67%	$3.28

Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36
Class C
Actual	$1,000.00	$974.10	1.32%	$6.46

Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Salient Adaptive Income Fund
Investor Class
Actual	$1,000.00	$974.10	0.51%	$2.50

Hypothetical	$1,000.00	$1,022.27	0.51%	$2.56

10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

Salient Adaptive Income Fund (continued)	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18-06/30/18
Institutional Class
Actual	$1,000.00	$976.30	0.01%	$0.05

Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05
Class A
Actual	$1,000.00	$975.10	0.26%	$1.27

Hypothetical	$1,000.00	$1,023.51	0.26%	$1.30
Class C
Actual	$1,000.00	$972.00	1.01%	$4.94

Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
Salient Adaptive US Equity Fund
Investor Class
Actual	$1,000.00	$1,024.50	1.25%	$6.27

Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Institutional Class
Actual	$1,000.00	$1,026.60	0.80%	$4.02

Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Salient EM Infrastructure Fund
Investor Class
Actual	$1,000.00	$958.90	1.55%	$7.53

Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Class
Actual	$1,000.00	$960.90	1.20%	$5.83

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class A
Actual	$1,000.00	$959.00	1.60%	$7.77

Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00
Class C
Actual	$1,000.00	$956.40	2.15%	$10.43

Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74
Salient International Dividend Signal Fund
Investor Class
Actual	$1,000.00	$966.10	1.64%	$7.99

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Institutional Class
Actual	$1,000.00	$967.20	1.29%	$6.29

Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46

11

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

Salient International Dividend Signal Fund (continued)	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18-06/30/18
Class A
Actual	$1,000.00	$965.30	1.79%	$8.72

Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
Class C
Actual	$1,000.00	$963.70	2.24%	$10.91

Hypothetical	$1,000.00	$1,013.69	2.24%	$11.18
Salient International Small Cap Fund
Investor Class
Actual	$1,000.00	$983.90	1.55%	$7.62

Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Class
Actual	$1,000.00	$985.30	1.20%	$5.91

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Salient Tactical Growth Fund
Investor Class
Actual	$1,000.00	$990.20	1.79%	$8.83

Hypothetical	$1,000.00	$1,015.92	1.79%	$8.95
Institutional Class
Actual	$1,000.00	$992.00	1.47%	$7.26

Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Class A
Actual	$1,000.00	$990.10	1.95%	$9.62

Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class C
Actual	$1,000.00	$987.20	2.43%	$11.97

Hypothetical	$1,000.00	$1,012.74	2.43%	$12.13
Salient Tactical Muni & Credit Fund
Investor Class
Actual	$1,000.00	$1,005.60	1.55%	$7.71

Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75
Institutional Class
Actual	$1,000.00	$1,007.70	1.20%	$5.97

Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class A
Actual	$1,000.00	$1,005.00	1.70%	$8.45

Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2018

Salient Tactical Muni & Credit Fund (continued)	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expense Ratios(a)	Expenses Paid During Period(b) 01/01/18-06/30/18
Class C
Actual	$1,000.00	$1,002.70	2.15%	$10.68

Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74
Salient US Dividend Signal Fund
Investor Class
Actual	$1,000.00	$1,022.20	1.34%	$6.72

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Institutional Class
Actual	$1,000.00	$1,024.00	0.99%	$4.97

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$1,021.50	1.49%	$7.47

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account values over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

13

Summary of Portfolio Holdings (See Note 11) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Salient Adaptive Balanced Fund
Affiliated Investment Companies	69.32%
Exchange-Traded Funds	17.46%
Net Other Assets and Liabilities	13.22%
100.00%

Salient Adaptive Income Fund
Affiliated Investment Companies	47.01%
Exchange-Traded Funds	44.00%
Net Other Assets and Liabilities	8.99%
100.00%
Salient Adaptive US Equity Fund
Net Other Assets and Liabilities	100.00%
100.00%
Salient EM Infrastructure Fund
China	24.10%
Hong Kong	10.26%
Mexico	8.75%
Brazil	6.56%
Malaysia	3.61%
Chile	3.00%
Turkey	2.91%
Singapore	2.20%
Thailand	2.12%
Net Other Assets and Liabilities	36.49%
100.00%
Salient International Dividend Signal Fund
Europe ex-UK	24.28%
Asia ex-Japan	17.50%
Japan	9.46%
United Kingdom	7.83%
North America	4.88%
South America	1.05%

Africa	0.75%
Net Other Assets and Liabilities	34.25%
100.00%
Salient International Small Cap Fund
Europe	53.84%
Japan	32.81%
Asia ex-Japan	9.00%
Net Other Assets and Liabilities	4.35%
100.00%
Salient Tactical Growth Fund
Exchange-Traded Funds	40.36%
Net Other Assets and Liabilities	59.64%
100.00%
Salient Tactical Muni & Credit Fund
Municipal Bonds	90.71%
Short-Term Securities	3.89%
Corporate Bonds	3.39%
Net Other Assets and Liabilities	2.01%
100.00%
Salient US Dividend Signal Fund
Information Technology	20.29%
Financials	9.73%
Industrials	9.49%
Healthcare	8.93%
Consumer Discretionary	7.74%
Consumer Staples	5.97%
Energy	4.07%
Materials	2.15%
Telecommunication Services	0.47%
Net Other Assets and Liabilities	31.16%
100.00%

These allocations may not reflect the current or future position of the portfolios.

14

Schedule of Investments (See Note 11) (Unaudited)

Salient Adaptive Balanced Fund

June 30, 2018

Shares		Allocation	Value (See Note 2)

Affiliated Investment Companies: 69.32%

759,358	Salient Adaptive Growth Fund — Class I(a)	22.64%	$5,315,508

111,991	Salient Adaptive US Equity Fund — Institutional Class	16.09%	3,776,350

492,761	Salient International Dividend Signal Fund — Institutional Class	13.69%	3,212,804

55,778	Salient International Real Estate Fund — Institutional Class(a)	3.28%	769,174

36,920	Salient Select Income Fund — Institutional Class(a)	3.31%	776,427

37,009	Salient Tactical Muni & Credit Fund — Institutional Class	1.22%	287,193

270,888	Salient Trend Fund — Class I(a)	9.09%	2,134,598

	Total Affiliated Investment Companies (Cost $15,843,223)		16,272,054

Exchange-Traded Funds: 17.46%

16,654	iShares® 7-10 Year Treasury Bond ETF	7.27%	1,707,201

11,523	iShares® Core MSCI Emerging Markets ETF	2.58%	605,073

16,234	iShares® Emerging Markets High Yield Bond ETF	3.18%	746,602

12,204	iShares® iBoxx $ High Yield Corporate Bond ETF	4.43%	1,038,316

	Total Exchange-Traded Funds (Cost $4,252,948)		4,097,192

	Total Investments: 86.78% (Cost $20,096,171)		20,369,246

	Net Other Assets and Liabilities: 13.22%		3,103,409

	Net Assets: 100.00%		$23,472,655

Percentages are stated as a percent of net assets.

(a) Salient Adaptive Growth Fund, Salient International Real Estate Fund, Salient Select Income Fund and Salient Trend Fund’s June 30, 2018 Semi-Annual Report may be obtained at www.salientpartners.com.

Investment Abbreviations:

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

See accompanying Notes to Financial Statements.	15

Schedule of Investments (See Note 11) (Unaudited)

Salient Adaptive Income Fund

June 30, 2018

Shares		Allocation	Value (See Note 2)

Affiliated Investment Companies: 47.01%

285,586	Salient International Dividend Signal Fund — Institutional Class	13.98%	$1,862,022

132,359	Salient International Real Estate Fund — Institutional Class(a)	13.70%	1,825,234

89,961	Salient Select Income Fund — Institutional Class(a)	14.21%	1,891,874

87,786	Salient Tactical Muni & Credit Fund — Institutional Class	5.12%	681,216

	Total Affiliated Investment Companies (Cost $6,373,467)		6,260,346

Exchange-Traded Funds: 44.00%

27,776	iShares® Core MSCI Emerging Markets ETF	10.95%	1,458,518

41,224	iShares® Emerging Markets High Yield Bond ETF	14.23%	1,895,892

29,459	iShares® iBoxx $ High Yield Corporate Bond ETF	18.82%	2,506,371

	Total Exchange-Traded Funds (Cost $6,106,731)		5,860,781

	Total Investments: 91.01% (Cost $12,480,198)		12,121,127

	Net Other Assets and Liabilities: 8.99%		1,197,237

	Net Assets: 100.00%		$13,318,364

Percentages are stated as a percent of net assets.

(a) Salient International Real Estate Fund and Salient Select Income Fund’s June 30, 2018 Semi-Annual Report may be obtained at www.salientpartners.com.

Investment Abbreviations:

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

See accompanying Notes to Financial Statements.	16

Schedule of Investments (See Note 11) (Unaudited)

Salient Adaptive US Equity Fund

June 30, 2018

Net Other Assets and Liabilities: 100.00%	$20,496,330	(a)

Net Assets: 100.00%	$20,496,330

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for futures contracts.

Futures Contracts Purchased

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
E-Mini S&P® 500	160	September 2018	$21,772,800	$(435,533)
Total Futures Contracts			$21,772,800	$(435,533)

Investment Abbreviations:

S&P — Standard & Poor’s

See accompanying Notes to Financial Statements.	17

Schedule of Investments (See Note 11) (Unaudited)

Salient EM Infrastructure Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 63.51%
Brazil: 6.56%

CCR SA	246,000	$637,889

Cia de Saneamento do Parana	32,860	406,792

		1,044,681

Chile: 3.00%

Aguas Andinas SA, Class A	445,900	243,561

Enel Americas SA	1,330,600	235,189

		478,750

China: 24.10%

China Communications Services Corp., Ltd., Class H	757,800	480,048

ENN Energy Holdings, Ltd.	93,504	919,475

Jiangsu Expressway Co., Ltd., Class H	131,139	156,285

Qingdao Port International Co., Ltd., Class H	556,207	416,858

Shenzhen International Holdings, Ltd.	377,000	780,371

SITC International Holdings Co., Ltd.	541,191	603,577

Yuexiu Transport Infrastructure, Ltd.	662,198	482,789

		3,839,403

Hong Kong: 10.26%

COSCO SHIPPING Ports, Ltd.	355,595	296,420

Guangdong Investment, Ltd.	442,944	703,462

HKBN, Ltd.	412,384	634,954

		1,634,836

Malaysia: 3.61%

Tenaga Nasional Bhd	158,821	575,601

Mexico: 8.75%

Grupo Aeroportuario del Centro Norte SAB de CV	143,900	751,517

Promotora y Operadora de Infraestructura SAB de CV	71,850	643,096

		1,394,613

Singapore: 2.20%

Singapore Technologies Engineering, Ltd.	145,000	350,129

	Shares	Value (See Note 2)

Thailand: 2.12%

BTS Rail Mass Transit Growth Infrastructure Fund	941,000	$337,999

Turkey: 2.91%

TAV Havalimanlari Holding AS	95,000	464,055

Total Common Stocks (Cost $9,211,515)		10,120,067

Total Investments: 63.51% (Cost $9,211,515)		10,120,067

Net Other Assets and Liabilities: 36.49%		5,813,928

Net Assets: 100.00%		$15,933,995

Percentages are stated as a percent of net assets.

See accompanying Notes to Financial Statements.	18

Schedule of Investments (See Note 11) (Unaudited)

Salient International Dividend Signal Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 65.00%
Brazil: 1.05%

CCR SA	148,000	$383,771

Canada: 2.15%

Shaw Communications, Inc., Class B	38,800	789,580

China: 4.15%

Sinopharm Group Co., Ltd., Class H	171,352	689,068

SITC International Holdings Co., Ltd.	750,000	835,536

		1,524,604

France: 6.10%

Danone SA	8,880	648,351

LVMH Moet Hennessy Louis Vuitton SE(a)	2,285	758,664

Schneider Electric SE	10,000	831,668

		2,238,683

Hong Kong: 2.81%

Guangdong Investment, Ltd.	481,400	761,881

Sun Hung Kai Properties, Ltd.	18,000	271,187

		1,033,068

India: 2.24%

Infosys, Ltd., Sponsored ADR	42,400	823,832

Indonesia: 3.51%

Bank Mandiri Persero Tbk PT	1,590,300	760,844

Kalbe Farma Tbk PT	6,200,807	527,424

		1,288,268

Japan: 9.46%

Disco Corp.	3,960	674,162

Kuraray Co., Ltd.(a)	67,400	926,981

Santen Pharmaceutical Co., Ltd.(a)	45,300	788,057

Tokio Marine Holdings, Inc.(a)	8,300	388,301

Zenkoku Hosho Co., Ltd.	15,358	695,372

		3,472,873

Netherlands: 4.57%

Koninklijke Ahold Delhaize NV(a)	30,484	727,885

Koninklijke Vopak NV(a)	20,602	949,587

		1,677,472

		Shares	Value (See Note 2)

Norway: 2.78%
Marine Harvest ASA(a)		51,420	$1,022,378

Russia: 2.93%
LUKOIL PJSC, Sponsored ADR		15,594	1,074,894

Singapore: 1.88%
China Yuchai International, Ltd.		31,881	691,818

Sri Lanka: 1.07%
Commercial Bank of Ceylon Plc		660,188	392,026

Sweden: 2.43%
Investor AB, Class B(a)		21,984	890,498

Switzerland: 4.14%
Givaudan SA		334	756,449
Partners Group Holding AG		1,042	761,750

			1,518,199

Taiwan: 1.84%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR		18,480	675,629

Turkey: 1.33%
TAV Havalimanlari Holding AS		100,000	489,448

United Kingdom: 7.83%
BT Group Plc		140,000	401,625
Derwent London Plc		19,889	813,706
Prudential Plc(a)		31,398	715,759
WPP Plc, Sponsored ADR(a)		12,000	942,960

			2,874,050

United States: 2.73%
Schlumberger, Ltd.		14,960	1,002,769

Total Common Stocks (Cost $17,910,598)			23,863,860

Currency		Principal Amount	Value (See Note 2)

Government Bonds: 0.75%
Egypt: 0.75%

Egypt Treasury Bond 16.750%, 09/06/19	EGP	5,000,000	274,577

Total Government Bonds (Cost $268,187)			274,577

See accompanying Notes to Financial Statements.	19

Schedule of Investments (See Note 11) (Unaudited)

Salient International Dividend Signal Fund

June 30, 2018

Value (See Note 2)

Total Investments: 65.75% (Cost $18,178,785)	$24,138,437

Net Other Assets and Liabilities: 34.25%	12,576,009

Net Assets: 100.00%	$36,714,446

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $7,436,238, representing 20.25% of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt

Currency Abbreviations:

EGP — Egyptian Pound

See accompanying Notes to Financial Statements.	20

Schedule of Investments (See Note 11) (Unaudited)

Salient International Small Cap Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 95.65%
Australia: 5.55%

carsales.com, Ltd.	74,534	$833,133

Domino’s Pizza Enterprises, Ltd.	25,711	992,974

Link Administration Holdings, Ltd.	285,735	1,548,741

OZ Minerals, Ltd.	171,610	1,196,659

REA Group, Ltd.	17,315	1,162,027

		5,733,534

Austria: 0.83%

Schoeller-Bleckmann Oilfield Equipment AG	7,115	853,959

Belgium: 2.63%

D’ieteren SA NV	15,955	662,936

KBC Ancora	21,478	1,145,414

Kinepolis Group NV	14,272	903,604

		2,711,954

Denmark: 2.64%

Dfds A/S	19,542	1,243,880

FLSmidth & Co. A/S	9,686	577,927

Royal Unibrew A/S	11,377	904,107

		2,725,914

Finland: 1.84%

Huhtamaki Oyj	17,763	655,039

Valmet Oyj	64,667	1,242,989

		1,898,028

France: 8.70%

Cie Plastic Omnium SA	34,171	1,440,935

Elis SA	40,520	926,625

Fnac Darty SA(a)	15,475	1,466,897

SOITEC(a)	6,174	517,720

Solutions 30 SE(a)	28,625	1,380,976

Teleperformance	8,824	1,557,399

Trigano SA	5,175	918,097

Worldline SA(a)	13,690	774,049

		8,982,698

	Shares	Value (See Note 2)

Germany: 4.86%

Deutz AG	129,216	$994,176

Grenke AG	5,675	646,967

Jenoptik AG	19,640	768,249

Nemetschek SE	7,642	915,945

Scout24 AG	15,417	816,008

Tag Immobilien AG	40,197	884,043

		5,025,388

Hong Kong: 2.56%

HKBN, Ltd.	551,000	847,578

Johnson Electric Holdings, Ltd.	270,500	787,742

Samsonite International SA	285,000	1,004,657

		2,639,977

Ireland: 2.82%

Dalata Hotel Group Plc(a)	238,240	1,941,954

Smurfit Kappa Group Plc	23,999	968,869

		2,910,823

Italy: 2.31%

Credito Emiliano SpA	160,558	1,188,405

Datalogic SpA	32,616	1,202,412

		2,390,817

Japan: 32.81%

77 Bank, Ltd.	37,300	810,089

Aeon Delight Co., Ltd.	34,300	1,165,583

Alps Electric Co., Ltd.	48,300	1,240,458

cocokara fine, Inc.	11,400	700,923

D.A. Consortium Holdings, Inc.	47,800	1,331,860

DeNA Co., Ltd.	39,100	732,176

Dip Corp.	49,500	1,269,689

Don Quijote Holdings Co., Ltd.	24,900	1,195,168

Dowa Holdings Co., Ltd.	33,400	1,028,319

Glory, Ltd.	30,200	843,814

Hoshizaki Corp.	8,307	839,526

See accompanying Notes to Financial Statements.	21

Schedule of Investments (See Note 11) (Unaudited)

Salient International Small Cap Fund

June 30, 2018

	Shares	Value (See Note 2)

Japan (continued): 32.81%

Japan Hotel REIT Investment Corp.	1,434	$1,074,280

Japan Petroleum Exploration Co., Ltd.	34,200	891,623

JTEKT Corp.	43,400	589,088

Kanamoto Co., Ltd.	26,800	846,183

Kenedix Retail REIT Corp.	510	1,126,823

Kewpie Corp.	36,300	916,684

Kinden Corp.	128,300	2,092,514

Kobe Bussan Co., Ltd.	23,500	1,157,588

Maxell Holdings, Ltd.	62,600	1,053,360

Nisso Corp.	7,000	368,277

Otsuka Corp.	25,500	998,258

Pacific Metals Co., Ltd.(a)	19,100	700,686

Persol Holdings Co., Ltd.	48,700	1,084,568

Pola Orbis Holdings, Inc.	18,200	799,808

Sodick Co., Ltd.	68,200	620,494

Sumco Corp.	35,400	710,989

Sundrug Co., Ltd.	46,200	1,871,632

Tokuyama Corp.	33,800	1,082,590

Tokyo Steel Manufacturing Co., Ltd.	66,600	590,846

Tokyo Tatemono Co., Ltd.	55,000	754,420

Toshiba Plant Systems & Services Corp.	52,700	1,204,150

Tsumura & Co.	27,800	897,681

Vital KSK Holdings, Inc.	22,200	231,248

YAMADA Consulting Group Co., Ltd.	37,300	1,072,022

		33,893,417

Netherlands: 1.52%

BE Semiconductor Industries NV	18,896	508,489

TKH Group NV	16,833	1,065,788

		1,574,277

Norway: 0.88%

Aker ASA	11,944	911,229

Singapore: 0.89%

Keppel DC REIT	926,307	922,941

	Shares	Value (See Note 2)

Spain: 0.79%

NH Hotel Group SA	110,315	$814,087

Sweden: 3.51%

Concentric AB	42,777	732,673

Coor Service Management Holding AB	125,344	876,047

Husqvarna AB, Class B	113,113	1,070,065

Tele2 AB, Class B	81,254	951,680

		3,630,465

Switzerland: 2.80%

BKW AG	15,931	1,028,259

Bobst Group SA	9,058	926,154

Clariant AG	37,065	886,909

Komax Holding AG	179	47,136

		2,888,458

United Kingdom: 17.71%

Arrow Global Group Plc	326,795	1,043,717

Ashmore Group Plc	206,113	1,010,525

BBA Aviation Plc	258,523	1,159,781

Card Factory Plc	322,991	838,473

Coats Group Plc	1,041,841	1,064,362

Essentra Plc	178,779	1,131,862

IG Group Holdings Plc	91,255	1,034,748

Jardine Lloyd Thompson Group Plc	78,353	1,323,603

Moneysupermarket.com Group Plc	259,006	1,076,402

On the Beach Group Plc, Class B	239,903	1,589,394

Polypipe Group Plc	249,029	1,261,848

RWS Holdings Plc	116,962	662,208

Safestore Holdings Plc	140,452	1,015,583

Secure Trust Bank Plc	33,913	823,524

Spirax-Sarco Engineering Plc	14,186	1,216,502

Synthomer Plc	181,760	1,259,474

The Vitec Group Plc	44,911	776,455

		18,288,461

Total Common Stocks (Cost $77,390,861)		98,796,427

See accompanying Notes to Financial Statements.	22

Schedule of Investments (See Note 11) (Unaudited)

Salient International Small Cap Fund

June 30, 2018

Value (See Note 2)

Total Investments: 95.65% (Cost $77,390,861)	$ 98,796,427

Net Other Assets and Liabilities: 4.35%	4,494,023

Net Assets: 100.00%	$103,290,450

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.	23

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Growth Fund

June 30, 2018

	Shares	Value (See Note 2)

Exchange-Traded Funds: 40.36%

SPDR® S&P 500® ETF Trust(a)	582,275	$157,959,562

Total Exchange-Traded Funds (Cost $138,206,356)		157,959,562

Total Investments: 40.36% (Cost $138,206,356)		157,959,562

Net Other Assets and Liabilities: 59.64%		233,390,561

Net Assets: 100.00%		$391,350,123

Percentages are stated as a percent of net assets.

(a) The SPDR® S&P 500® ETF Trust Annual Report, along with the report of the independent registered public accounting firm, is included in the Security’s Form N-CSR available at “www.sec.gov”. As of June 30, 2018, the percentage of the Fund’s net assets invested in the SPDR® S&P 500® ETF Trust was 40.36%.

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

See accompanying Notes to Financial Statements.	24

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Muni & Credit Fund

June 30, 2018

	Principal Amount	Value (See Note 2)

Corporate Bonds: 3.39%
Financials: 1.53%

Illinois Receivables Trust II, Sec. Notes 8.250%, 07/01/19(a)(b)(c)	$264,528	$264,663

Wells Fargo & Co., Sr. Unsec. Notes 3.000%, 04/22/26	600,000	558,284

		822,947

Technology: 1.86%

Dell International LLC / EMC Corp., Sr. Sec. Notes 3.480%, 06/01/19(b)	1,000,000	1,002,748

Total Corporate Bonds (Cost $1,825,758)		1,825,695

Municipal Bonds: 90.71%
Alabama: 5.63%

Black Belt Energy Gas District, Alabama Gas Prepay Revenue Bonds, Series A 4.000%, 12/01/48	500,000	534,200

County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F 0.000%, 10/01/50(d)	1,500,000	1,286,865

The Lower Alabama Gas District Revenue Bonds, Series A 5.000%, 09/01/46	1,000,000	1,212,240

		3,033,305

Arizona: 1.68%

Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds 5.000%, 12/01/37	745,000	906,188

California: 8.00%

California State School Financing Authority Revenue Bonds (Launchpad Development Co.), Series A 5.000%, 06/01/46(b)	500,000	518,295

M-S-R Energy Authority Revenue Bonds, Series B 6.500%, 11/01/39	1,000,000	1,429,120

	Principal Amount	Value (See Note 2)

Stockton Public Financing Authority Revenue Bonds (Delta Water Supply Project), Series A 6.250%, 10/01/40	$2,000,000	$2,364,240

		4,311,655

Colorado: 1.80%

City & County of Denver, Colorado Airport System Revenue Bonds (Denver International Airport), Series B 1M US L * 0.7 + 0.860%, 11/15/31(e)	965,000	968,377

Florida: 2.87%

Florida Development Finance Corp. Surface Transportation Facility Revenue Bonds (Brightline Passenger Rail Project) 5.625%, 01/01/47(b)	1,500,000	1,546,005

Georgia: 4.78%

Atlanta, Georgia Development Authority Senior Health Georgia Proton Treatment Center Revenue Bonds, Series A1 6.750%, 01/01/35	500,000	485,505

Main Street Natural Gas, Inc., Georgia Gas Supply Revenue Bonds, Series B 1M US L * 0.67 + 0.75%, 04/01/48(e)	1,000,000	997,000

Savannah College of Art & Design Projects Revenue Bonds (Private Colleges & Universities Authority) 5.000%, 04/01/33	1,000,000	1,092,620

		2,575,125

Illinois: 11.31%

City of Chicago, Illinois Board of Education Refunding Dedicated General Obligation Bonds, Series G 5.000%, 12/01/34	1,000,000	1,033,320

City of Chicago, Illinois General Obligation Bonds, Series 2002B 5.500%, 01/01/34	600,000	642,528

City of Chicago, Illinois General Obligation Bonds, Series A 6.000%, 01/01/38	1,000,000	1,128,250

See accompanying Notes to Financial Statements.	25

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Muni & Credit Fund

June 30, 2018

	Principal Amount	Value (See Note 2)

Illinois (continued): 11.31%

State of Illinois Finance Authority Revenue Bonds (Better Housing Foundation Icarus Portfolio Project), Series A 5.000%, 12/01/37	$500,000	$521,330

State of Illinois Finance Authority Revenue Bonds (Presence Health Network), Series C 5.000%, 02/15/29	1,500,000	1,746,060

State of Illinois General Obligation Bonds, Series A 5.000%, 04/01/35	1,000,000	1,026,230

		6,097,718

Iowa: 6.66%

Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A 6.500%, 06/01/23	3,530,000	3,591,422

Kentucky: 2.07%

Kentucky Economic Development Finance Authority Hospital Revenue Bonds 5.000%, 08/15/31	1,000,000	1,114,530

Maine: 2.14%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A 5.000%, 07/01/46	1,100,000	1,155,418

Maryland: 0.91%

State of Maryland Economic Development Corp., Revenue Bonds (CNX Marine Terminals, Inc.) 5.750%, 09/01/25	470,000	490,008

Massachusetts: 2.03%

Massachusetts Development Finance Agency Revenue Bonds (Emerson College), Series A 5.000%, 01/01/47	1,000,000	1,096,310

Michigan: 1.96%

State of Michigan Finance Authority Revenue Bonds, Series F1 4.500%, 10/01/29	1,000,000	1,055,610

	Principal Amount	Value (See Note 2)

Missouri: 4.20%

State of Missouri Health and Education Facilities Authority Revenue Bonds (Stars Mercy Health System), Series A 3.076%, 06/01/31(e)	$800,000	$800,000

4.000%, 06/01/48	1,000,000	1,016,360

State of Missouri Health and Education Facilities Authority Revenue Bonds (Stars Mercy Health System), Series C 3.073%, 06/01/31(e)	450,000	450,005

		2,266,365

New Jersey: 0.92%

New Jersey Economic Development Authority Revenue Bonds, School Facilities Construction (SIFMA Index Notes), Series I MUNIPSA * 1 + 1.550%, 09/01/27(e)	500,000	494,405

New York: 3.89%

County of Dutchess, New York Local Development Corporation Revenue Bonds (Health Quest System Incorporate Project), Series B 4.000%, 07/01/41	500,000	505,120

New York Liberty Development Corp., Refunding Revenue Bonds (World Trade Center Project), Class 1-3 5.000%, 11/15/44(b)	1,500,000	1,593,030

		2,098,150

Ohio: 8.85%

Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2 5.125%, 06/01/24	1,910,000	1,908,376

6.500%, 06/01/47	2,790,000	2,861,508

		4,769,884

Pennsylvania: 3.04%

Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds 5.000%, 05/01/27(b)	1,000,000	1,113,020

See accompanying Notes to Financial Statements.	26

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Muni & Credit Fund

June 30, 2018

	Principal Amount	Value (See Note 2)

Pennsylvania (continued): 3.04%

Blythe Township, Pennsylvania Solid Waste Authority Revenue Bonds 7.750%, 12/01/37	$500,000	$527,600

		1,640,620

Puerto Rico: 1.67%

Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU 3M US L * 0.67 + 0.520%, 07/01/29(e)	1,025,000	902,000

Rhode Island: 1.98%

Rhode Island Tobacco Settlement Financing Corp., Revenue Bonds, Series A 5.000%, 06/01/40	1,000,000	1,067,920

Texas: 10.32%

City of Irving, Texas Hospital Authority Revenue Bonds (Baylor Scott & White Medical Center), Series B MUNIPSA * 1+ 1.100%, 10/15/44(e)	1,000,000	1,000,400

Katy, Texas Independent School District School Building General Obligation Bonds 4.000%, 02/15/48	700,000	726,607

New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Longhorn Village Project) 5.000%, 01/01/30	630,000	677,811

North Texas Tollway Authority Revenue Bonds, Series B 5.000%, 01/01/45	1,000,000	1,096,810

Port Beaumont Navigation District Dock & Wharf Facilities Revenue Bonds (Jefferson Energy Co.) 7.250%, 02/01/36(b)	1,000,000	1,045,240

Texas State Public Finance Authority, Taxable Revenue Bonds (Texas Windstorm Insurance Association) 8.250%, 07/01/24	1,000,000	1,018,090

		5,564,958

Virgin Islands: 0.44%

Virgin Islands Public Finance Authority Revenue Refunding Bonds (Matching Fund Loan), Sr. Lien, Series B 5.000%, 10/01/24	250,000	234,688

	Principal Amount	Value (See Note 2)

Washington: 2.06%

Port of Seattle, Washington Revenue Bonds, Series A 5.000%, 04/01/40	$1,000,000	$1,108,870

West Virginia: 1.50%

West Virginia Economic Development Authority Refunding Revenue Bonds (Morgantown Energy Assistance Project) 2.875%, 12/15/26	820,000	808,495

Total Municipal Bonds (Cost $46,155,109)		48,898,026

	Par Value

Short-Term Securities: 3.89%

FHLB, Discount Notes 0.409%, 07/12/18(f)	1,400,000	1,399,276

1.757%, 08/22/18(f)	700,000	698,106

Total Short-Term Securities (Cost $2,097,291)		2,097,382

Total Investments: 97.99% (Cost $50,078,158)		52,821,103

Net Other Assets and Liabilities: 2.01%		1,081,814	(g)

Net Assets: 100.00%		$53,902,917

Percentages are stated as a percent of net assets.

Libor Rates:

1M US L — 1 Month LIBOR as of June 30, 2018 was 2.090%

3M US L — 3 Month LIBOR as of June 30, 2018 was 2.336%

MUNIPSA — SIFMA Municipal Swap Index Yield as of June 30, 2018 was 1.510%

(a) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $7,083,001, representing 13.14% of net assets.

See accompanying Notes to Financial Statements.	27

Schedule of Investments (See Note 11) (Unaudited)

Salient Tactical Muni & Credit Fund

June 30, 2018

(c) Fair valued using significant unobservable inputs as determined in good faith in accordance with procedures established by the Board of Trustees. Total aggregate fair value of securities is $264,663, or 0.49% of the Fund’s net assets.

(d) Represents a step-up bond. Rate disclosed is as of June 30, 2018.

(e) Variable rate investment. Interest rates reset periodically. The reference rate and spread are indicated in the description above, along with the reference rate in effect at June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(g) Includes cash which is being held as collateral for futures contracts.

Futures Contracts Sold

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10 Year U.S. Treasury Note Futures	5	September 2018	$600,938	$1,015
Total Futures Contracts			$600,938	$1,015

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
04/26/17	Illinois Receivables Trust II, Sec. Notes 8.250%, 07/01/19(a)(b)(c)	$264,527	$264,663	0.49%
		$264,527	$264,663	0.49%

Investment Abbreviations:

FHLB — Federal Home Loan Bank

LIBOR — London Interbank Offered Rate

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

See accompanying Notes to Financial Statements.	28

Schedule of Investments (See Note 11) (Unaudited)

Salient US Dividend Signal Fund

June 30, 2018

	Shares	Value (See Note 2)

Common Stocks: 68.84%
Consumer Discretionary: 7.74%

Comcast Corp., Class A	6,600	$216,546

Home Depot, Inc.	1,500	292,650

McDonald’s Corp.	600	94,014

Pool Corp.	1,000	151,500

		754,710

Consumer Staples: 5.97%

Costco Wholesale Corp.	1,400	292,572

Procter & Gamble Co.	1,400	109,284

Wal-Mart Stores, Inc.	2,100	179,865

		581,721

Energy: 4.07%

Chevron Corp.	1,600	202,288

Schlumberger, Ltd.	2,900	194,387

		396,675

Financials: 9.73%

BlackRock, Inc.	500	249,520

CME Group, Inc., Class A	1,000	163,920

JPMorgan Chase & Co.	2,400	250,080

U.S. Bancorp	5,700	285,114

		948,634

Healthcare: 8.93%

Amgen, Inc.	1,400	258,426

Becton Dickinson & Co.	1,000	239,560

Johnson & Johnson	1,100	133,474

Medtronic Plc	2,800	239,708

		871,168

Industrials: 9.49%

3M Co.	1,400	275,408

Eaton Corp. Plc	2,100	156,954

General Dynamics Corp.	1,100	205,051

United Technologies Corp.	2,300	287,569

		924,982

	Shares	Value (See Note 2)

Information Technology: 20.29%

Accenture Plc, Class A	2,000	$327,180

Apple, Inc.	1,533	283,774

Cisco Systems, Inc.	5,400	232,362

KLA-Tencor Corp.	2,500	256,325

Littelfuse, Inc.	1,200	273,816

Microsoft Corp.	3,000	295,830

Texas Instruments, Inc.	2,800	308,700

		1,977,987

Materials: 2.15%

Eastman Chemical Co.	2,101	210,016

Telecommunication Services: 0.47%

AT&T, Inc.	1,437	46,142

Total Common Stocks (Cost $5,787,412)		6,712,035

Total Investments: 68.84% (Cost $5,787,412)		6,712,035

Net Other Assets and Liabilities: 31.16%		3,037,647

Net Assets: 100.00%		$9,749,682

Percentages are stated as a percent of net assets.

See accompanying Notes to Financial Statements.	29

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient Adaptive Balanced Fund		Salient Adaptive Income Fund	Salient Adaptive US Equity Fund
Assets:
Investments in affiliates, at value	$16,272,054		$6,260,346	$—
Investments, at value	4,097,192		5,860,781	—
Cash	3,118,837		1,219,277	19,686,569
Deposit with broker for futures contracts	—		—	929,600
Receivable for shares sold	—		53	—
Receivable due from advisor	6,347		13,576	—
Other assets	9,647		11,120	5,005

Total Assets	23,504,077		13,365,153	20,621,174

Liabilities:
Variation margin payable for futures contracts	—		—	16,800
Payable for shares redeemed	6,724		35,645	76,633
Payable to advisor	—		—	2,186
Payable for distribution and service fees	13,301		5,523	4,092
Payable to trustees	—		—	1,318
Payable for compliance fees	628		9	243
Payable for legal and audit fees	4,323		4,159	11,892
Accrued expenses and other liabilities	6,446		1,453	11,680

Total Liabilities	31,422		46,789	124,844

Net Assets	$23,472,655		$13,318,364	$20,496,330

Net Assets Consist of:
Paid-in capital	$43,904,650		$18,237,715	$20,756,148
Accumulated net investment income/(loss)	468,921		(594)	58,931
Accumulated net realized gain/(loss)	(21,173,991)		(4,559,686)	116,784
Net unrealized appreciation/(depreciation)	273,075		(359,071)	(435,533)

Total Net Assets	$23,472,655		$13,318,364	$20,496,330

Investments in Affiliates, At Cost	$15,843,223		$6,373,467	$—
Investments, At Cost	$4,252,948		$6,106,731	$—
Pricing of Shares
Investor Class:
Net Assets	$2,567,791		$1,113,514	$7,315,002
Shares of beneficial interest outstanding	203,721		84,621	247,542
Net Asset Value, offering and redemption price per share	$12.60		$13.16	$29.55
Institutional Class:
Net Assets	$4,382,999		$3,589,737	$13,181,328
Shares of beneficial interest outstanding	347,990		271,779	390,867
Net Asset Value, offering and redemption price per share	$12.60		$13.21	$33.72
Class A:
Net Assets	$9,192,628		$5,257,552	—
Shares of beneficial interest outstanding	729,986		398,652	—
Net Asset Value, offering and redemption price per share	$12.59		$13.19	—
Maximum offering price per share	$13.36	(a)	$13.70 (b)	—

See accompanying Notes to Financial Statements.	30

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient Adaptive Balanced Fund (continued)	Salient Adaptive Income Fund (continued)	Salient Adaptive US Equity Fund (continued)
Class C:
Net Assets	$7,329,237	$3,357,561	—
Shares of beneficial interest outstanding	587,603	256,963	—
Net Asset Value, offering and redemption price per share	$12.47	$13.07	—

(a) Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)

(b) Maximum offering price per share (NAV/0.9625, based on maximum sales charge of 3.75% of the offering price)

See accompanying Notes to Financial Statements.	31

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient EM Infrastructure Fund	Salient International Dividend Signal Fund	Salient International Small Cap Fund
Assets:
Investments, at value	$10,120,067	$24,138,437	$98,796,427
Cash	5,871,869	12,295,552	4,337,228
Foreign currency, at value (Cost $11,574, $260,323 and $14,649, respectively)	11,571	258,716	14,649
Receivable for investments sold	—	11,153	528,873
Receivable for shares sold	7,945	—	21,090
Interest and dividends receivable	68,908	475,585	311,183
Other assets	17,070	11,600	16,944

Total Assets	16,097,430	37,191,043	104,026,394

Liabilities:
Payable for investments purchased	—	—	487,609
Payable for shares redeemed	123,144	395,119	95,899
Payable to advisor	145	12,756	66,325
Payable for distribution and service fees	6,362	14,197	14,351
Payable to trustees	134	812	484
Payable for compliance fees	508	1,786	1,385
Payable for legal and audit fees	9,987	20,661	34,191
Accrued expenses and other liabilities	23,155	31,266	35,700

Total Liabilities	163,435	476,597	735,944

Net Assets	$15,933,995	$36,714,446	$103,290,450

Net Assets Consist of:
Paid-in capital	$43,522,589	$88,323,685	$72,467,359
Accumulated net investment loss	(13,572)	(1,794,353)	(1,652,633)
Accumulated net realized gain/(loss)	(28,483,949)	(55,778,080)	11,064,677
Net unrealized appreciation	908,927	5,963,194	21,411,047

Total Net Assets	$15,933,995	$36,714,446	$103,290,450

Investments, At Cost	$9,211,515	$18,178,785	$77,390,861
Pricing of Shares
Investor Class:
Net Assets	$1,710,816	$2,613,418	$26,859,636
Shares of beneficial interest outstanding	79,982	317,420	1,255,589
Net Asset Value, offering and redemption price per share	$21.39	$8.23	$21.39
Institutional Class:
Net Assets	$5,164,014	$21,471,785	$76,430,814
Shares of beneficial interest outstanding	242,051	3,293,300	3,574,407
Net Asset Value, offering and redemption price per share	$21.33	$6.52	$21.38
Class A:
Net Assets	$5,545,723	$4,012,182	—
Shares of beneficial interest outstanding	260,882	487,386	—
Net Asset Value, offering and redemption price per share	$21.26	$8.23	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.56	$8.73	—
Class C:
Net Assets	$3,513,442	$8,617,061	—
Shares of beneficial interest outstanding	166,134	1,048,565	—
Net Asset Value, offering and redemption price per share	$21.15	$8.22	—

See accompanying Notes to Financial Statements.	32

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	Salient Tactical Growth Fund	Salient Tactical Muni & Credit Fund	Salient US Dividend Signal Fund
Assets:
Investments, at value	$157,959,562	$52,821,103	$6,712,035
Cash	233,014,356	29,875	3,068,617
Deposit with broker for futures contracts	—	12,016	—
Receivable for investments sold	—	533,905	—
Receivable for shares sold	—	4,241	—
Receivable due from advisor	—	—	1,543
Interest and dividends receivable	995,170	584,250	5,771
Other assets	40,290	24,527	5,194

Total Assets	392,009,378	54,009,917	9,793,160

Liabilities:
Payable for shares redeemed	120,728	10,627	22,185
Payable to advisor	373,468	29,675	—
Payable for distribution and service fees	32,359	14,949	1,869
Payable to trustees	1,678	5,252	835
Payable for compliance fees	4,851	1,477	516
Payable for legal and audit fees	48,324	30,440	9,119
Accrued expenses and other liabilities	77,847	14,580	8,954

Total Liabilities	659,255	107,000	43,478

Net Assets	$391,350,123	$53,902,917	$9,749,682

Net Assets Consist of:
Paid-in capital	$363,017,211	$140,513,810	$11,394,240
Accumulated net investment income/(loss)	(191,041)	23,622	9,254
Accumulated net realized gain/(loss)	8,770,747	(89,378,475)	(2,578,445)
Net unrealized appreciation	19,753,206	2,743,960	924,633

Total Net Assets	$391,350,123	$53,902,917	$9,749,682

Investments, At Cost	$138,206,356	$50,078,158	$5,787,412
Pricing of Shares
Investor Class:
Net Assets	$8,405,958	$10,563,071	$1,842,092
Shares of beneficial interest outstanding	319,602	1,347,323	55,188
Net Asset Value, offering and redemption price per share	$26.30	$7.84	$33.38
Institutional Class:
Net Assets	$338,612,769	$27,709,530	$6,384,278
Shares of beneficial interest outstanding	12,454,374	3,572,061	190,591
Net Asset Value, offering and redemption price per share	$27.19	$7.76	$33.50
Class A:
Net Assets	$11,677,451	$7,081,801	$1,523,312
Shares of beneficial interest outstanding	451,089	908,717	45,784
Net Asset Value, offering and redemption price per share	$25.89	$7.79	$33.27
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.47	$8.27	$35.30
Class C:
Net Assets	$32,653,945	$8,548,515	—
Shares of beneficial interest outstanding	1,321,126	1,090,354	—
Net Asset Value, offering and redemption price per share	$24.72	$7.84	—

See accompanying Notes to Financial Statements.	33

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2018

	Salient Adaptive Balanced Fund	Salient Adaptive Income Fund	Salient Adaptive US Equity Fund
Investment Income:
Interest	$6,440	$4,264	$16,653
Dividends	67,814	105,358	119,272
Dividends from affiliated investments	830,445	219,975	—

Total Investment Income	904,699	329,597	135,925

Expenses:
Investment advisory fee	12,721	6,613	53,634
Administration fees and expenses	7,452	4,376	18,089
Custodian fee	437	421	1,681
Legal and audit fees	1,961	1,170	9,722
Transfer agent fees and expenses	9,901	2,629	6,636
Trustees’ fees and expenses	—	—	4,231
Registration/filing fees	39,096	42,494	20,148
Reports to shareholders and printing fees	2,553	1,028	4,483
Distribution and service fees
Investor Class	7,864	3,094	16,470
Class A	16,829	5,449	—
Class C	39,628	19,391	—
Compliance fees	2,858	1,213	2,197
Other	7,125	4,358	2,098

Total expenses before waivers	148,425	92,236	139,389
Less fees waived/reimbursed by investment advisor (See Note 4)	(43,478)	(63,650)	(38,196)

Total Expenses	104,947	28,586	101,193

Net Investment Income:	799,752	301,011	34,732

Net realized gain on affiliated investments	23,611	126,882	—
Net realized gain/(loss) on investments and foreign currency translations	(52,745)	(76,809)	1,892,086
Net realized loss on futures contracts	—	—	(33,543)
Net change in unrealized appreciation/depreciation on affiliated investments	(1,183,029)	(420,372)	—
Net change in unrealized appreciation/depreciation on investments	(184,676)	(286,124)	(1,312,026)
Net change in unrealized appreciation/depreciation on futures contracts	—	—	(462,885)

Net Realized and Unrealized Gain/(Loss) on Affiliated Investments, Investments, Futures Contracts and Foreign Currency Translations	(1,396,839)	(656,423)	83,632

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(597,087)	$(355,412)	$118,364

See accompanying Notes to Financial Statements.	34

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2018

	Salient EM Infrastructure Fund	Salient International Dividend Signal Fund	Salient International Small Cap Fund
Investment Income:
Interest	$5,407	$120,956	$34,876
Dividends	815,293	2,019,751	1,699,923
Foreign taxes withheld	(43,450)	(144,492)	(158,650)

Total Investment Income	777,250	1,996,215	1,576,149

Expenses:
Investment advisory fee	105,847	310,510	591,875
Administration fees and expenses	22,141	55,737	85,477
Custodian fee	9,154	18,377	18,039
Legal and audit fees	8,378	23,300	41,717
Transfer agent fees and expenses	10,817	17,961	21,088
Trustees’ fees and expenses	3,915	12,075	17,524
Registration/filing fees	45,291	40,873	20,538
Reports to shareholders and printing fees	4,569	5,406	4,822
Distribution and service fees
Investor Class	3,832	7,556	84,581
Institutional Class	2,453	12,673	19,021
Class A	17,612	16,288	—
Class C	19,828	63,331	—
Compliance fees	2,725	8,355	12,365
Interest and commitment fees on loan	—	108,031	—
Other	6,832	16,426	20,387

Total expenses before waivers	263,394	716,899	937,434
Less fees waived/reimbursed by investment advisor (See Note 4)	(85,015)	(167,941)	(153,393)

Total Expenses	178,379	548,958	784,041

Net Investment Income:	598,871	1,447,257	792,108

Net realized gain on investments and foreign currency translations	1,157,377	8,472,263	11,816,715
Net realized loss on futures contracts	—	(32,545)	—
Net realized loss on foreign currency	(37,506)	(87,115)	(41,697)
Net change in unrealized appreciation/depreciation on investments	(2,403,344)	(11,600,317)	(13,997,085)
Net change in unrealized appreciation/depreciation on foreign currency transactions	(520)	(19,945)	(3,730)

Net Realized and Unrealized Loss on Investments, Futures Contracts and Foreign Currency Translations	(1,283,993)	(3,267,659)	(2,225,797)

Net Decrease in Net Assets Resulting From Operations	$(685,122)	$(1,820,402)	$(1,433,689)

See accompanying Notes to Financial Statements.	35

Statements of Operations (Unaudited)

For the Six Months Ended June 30, 2018

	Salient Tactical Growth Fund	Salient Tactical Muni & Credit Fund	Salient US Dividend Signal Fund
Investment Income:
Interest	$1,297,395	$1,422,505	$3,954
Dividends	1,627,236	—	161,733
Foreign taxes withheld	—	—	(1,833)

Total Investment Income	2,924,631	1,422,505	163,854

Expenses:
Investment advisory fee	2,264,176	313,748	36,318
Administration fees and expenses	201,844	40,276	9,523
Custodian fee	3,016	1,540	1,064
Legal and audit fees	81,436	31,827	5,901
Transfer agent fees and expenses	78,265	12,829	4,150
Trustees’ fees and expenses	58,014	14,829	1,973
Registration/filing fees	31,771	26,793	28,099
Reports to shareholders and printing fees	36,041	4,231	2,575
Distribution and service fees
Investor Class	15,769	24,774	3,495
Institutional Class	60,799	8,516	1,252
Class A	50,084	20,027	6,395
Class C	172,632	45,079	—
Compliance fees	40,846	7,330	1,326
Other	20,979	4,445	2,568

Total expenses before waivers	3,115,672	556,244	104,639
Less fees waived/reimbursed by investment advisor (See Note 4)	—	(99,622)	(50,715)

Total Expenses	3,115,672	456,622	53,924

Net Investment Income/(Loss):	(191,041)	965,883	109,930

Net realized gain on investments and foreign currency translations	9,546,666	240,523	354,097
Net realized gain/(loss) on futures contracts	(2,057,202)	414,220	—
Net realized loss on foreign currency	—	—	(536)
Net change in unrealized appreciation/depreciation on investments	(10,718,195)	(1,483,726)	(299,681)
Net change in unrealized appreciation/depreciation on futures contracts	—	(41,095)	—
Net change in unrealized appreciation/depreciation on foreign currency transactions	—	—	73

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Translations	(3,228,731)	(870,078)	53,953

Net Increase/(Decrease) in Net Assets Resulting From Operations	$(3,419,772)	$95,805	$163,883

See accompanying Notes to Financial Statements.	36

Statements of Changes in Net Assets

	Salient Adaptive Balanced Fund		Salient Adaptive Income Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$799,752	$1,470,131	$301,011	$522,468
Net realized gain/(loss)	(29,134)	(444,521)	50,073	16,042
Capital gain distributions from affiliated investment companies	—	421,210	—	124,714
Net change in unrealized appreciation/depreciation	(1,367,705)	3,013,715	(706,496)	437,999

Net increase/(decrease) in net assets resulting from operations	(597,087)	4,460,535	(355,412)	1,101,223

Distributions to Shareholders:
From net investment income
Investor Class	(47,111)	(175,375)	(27,223)	(67,624)
Institutional Class	(87,037)	(384,324)	(90,692)	(159,032)
Class A	(165,170)	(520,551)	(104,468)	(133,131)
Class C	(108,538)	(388,692)	(79,222)	(162,681)
From return of capital
Investor Class	—	—	—	(3,088)
Institutional Class	—	—	—	(7,263)
Class A	—	—	—	(6,080)
Class C	—	—	—	(7,429)

Total distributions	(407,856)	(1,468,942)	(301,605)	(546,328)

Share Transactions:
Investor Class
Proceeds from sale of shares	145,830	478,608	119,520	120,263
Issued to shareholders in reinvestment of distributions	46,990	174,588	27,044	70,404
Cost of shares redeemed	(975,528)	(1,335,984)	(302,414)	(585,271)

Net decrease from share transactions	(782,708)	(682,788)	(155,850)	(394,604)

Institutional Class
Proceeds from sale of shares	54,980	132,678	947,428	955,072
Issued to shareholders in reinvestment of distributions	81,584	367,983	78,849	143,408
Cost of shares redeemed	(734,966)	(8,442,273)	(933,186)	(1,103,786)

Net increase/(decrease) from share transactions	(598,402)	(7,941,612)	93,091	(5,306)

Class A
Proceeds from sale of shares	108,366	408,092	2,993,966	581,136
Issued to shareholders in reinvestment of distributions	163,891	516,436	98,268	124,913
Cost of shares redeemed	(795,668)	(2,786,022)	(748,190)	(1,142,291)

Net increase/(decrease) from share transactions	(523,411)	(1,861,494)	2,344,044	(436,242)

Class C
Proceeds from sale of shares	264,861	174,162	40,564	476,910
Issued to shareholders in reinvestment of distributions	108,421	387,989	71,998	154,546
Cost of shares redeemed	(1,192,562)	(2,289,560)	(738,749)	(1,174,215)

Net decrease from share transactions	(819,280)	(1,727,409)	(626,187)	(542,759)

Net increase/(decrease) in net assets	$(3,728,744)	$(9,221,710)	$998,081	$(824,016)

Net Assets:
Beginning of period	27,201,399	36,423,109	12,320,283	13,144,299

End of period (including accumulated net investment income/(loss) of $468,921, $77,025, $(594) and $–, respectively)	$23,472,655	$27,201,399	$13,318,364	$12,320,283

See accompanying Notes to Financial Statements.	37

Statements of Changes in Net Assets

	Salient Adaptive Balanced Fund (continued)		Salient Adaptive Income Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Changes in Shares Outstanding:
Investor Class
Sold	11,231	37,476	8,632	8,830
Distributions reinvested	3,711	13,407	2,028	5,162
Redeemed	(75,241)	(104,155)	(22,130)	(42,661)

Net decrease in shares outstanding	(60,299)	(53,272)	(11,470)	(28,669)

Institutional Class
Sold	4,244	10,442	69,250	69,629
Distributions reinvested	6,452	28,487	5,897	10,481
Redeemed	(57,143)	(635,020)	(68,595)	(81,009)

Net increase/(decrease) in shares outstanding	(46,447)	(596,091)	6,552	(899)

Class A
Sold	8,275	32,229	219,795	42,168
Distributions reinvested	12,965	39,693	7,386	9,142
Redeemed	(60,858)	(221,250)	(55,350)	(83,968)

Net increase/(decrease) in shares outstanding	(39,618)	(149,328)	171,831	(32,658)

Class C
Sold	20,296	13,796	2,995	35,268
Distributions reinvested	8,664	30,033	5,440	11,403
Redeemed	(92,687)	(181,498)	(54,766)	(86,543)

Net decrease in shares outstanding	(63,727)	(137,669)	(46,331)	(39,872)

See accompanying Notes to Financial Statements.	38

Statements of Changes in Net Assets

	Salient Adaptive US Equity Fund		Salient EM Infrastructure Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(b)
Operations:
Net investment income	$34,732	$112,254	$598,871	$1,674,418
Net realized gain/(loss)	1,858,543	3,194,922	1,119,871	(951,995)
Net change in unrealized appreciation/depreciation	(1,774,911)	607,247	(2,403,864)	3,714,964

Net increase/(decrease) in net assets resulting from operations	118,364	3,914,423	(685,122)	4,437,387

Distributions to Shareholders:
From net investment income
Investor Class	—	(7,755)	(60,712)	(74,642)
Institutional Class	—	(117,243)	(254,076)	(842,005)
Class A	—	—	(212,819)	(609,189)
Class B	—	—	—	(829)
Class C	—	—	(115,811)	(217,555)
Advisor	—	—	—	(23,333)
From net realized gains on investments
Investor Class	(1,309,858)	(217,451)	—	—
Institutional Class	(2,165,144)	(1,608,679)	—	—

Total distributions	(3,475,002)	(1,951,128)	(643,418)	(1,767,553)

Share Transactions:
Investor Class
Proceeds from sale of shares	6,902,809	313,567	891,789	819,557
Issued to shareholders in reinvestment of distributions	1,219,466	222,477	60,711	74,569
Cost of shares redeemed	(1,026,664)	(513,785)	(429,940)	(2,463,042)

Net increase/(decrease) from share transactions	7,095,611	22,259	522,560	(1,568,916)

Institutional Class
Proceeds from sale of shares	402,577	6,993,090	630,177	18,834,138
Issued to shareholders in reinvestment of distributions	2,126,756	1,688,931	146,713	366,612
Cost of shares redeemed	(3,238,362)	(4,408,644)	(8,473,615)	(13,888,350)

Net increase/(decrease) from share transactions	(709,029)	4,273,377	(7,696,725)	5,312,400

Class A
Proceeds from sale of shares	—	—	207,804	3,811,645
Issued to shareholders in reinvestment of distributions	—	—	196,342	573,703
Cost of shares redeemed	—	—	(5,047,420)	(3,148,480)

Net increase/(decrease) from share transactions	—	—	(4,643,274)	1,236,868

Class B
Issued to shareholders in reinvestment of distributions	—	—	—	829
Cost of shares redeemed	—	—	—	(212,650)

Net decrease from share transactions	—	—	—	(211,821)

Class C
Proceeds from sale of shares	—	—	70,199	440,889
Issued to shareholders in reinvestment of distributions	—	—	104,273	199,042
Cost of shares redeemed	—	—	(495,187)	(1,319,336)

Net decrease from share transactions	—	—	(320,715)	(679,405)

See accompanying Notes to Financial Statements.	39

Statements of Changes in Net Assets

	Salient Adaptive US Equity Fund (continued)		Salient EM Infrastructure Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(b)
Advisor
Proceeds from sale of shares	—	—	—	139,255
Issued to shareholders in reinvestment of distributions	—	—	—	1,620
Cost of shares redeemed	—	—	—	(2,156,657)

Net decrease from share transactions	—	—	—	(2,015,782)

Class Z
Proceeds from sale of shares	—	356,898	—	—
Cost of shares redeemed	—	(6,984,391)	—	—

Net decrease from share transactions	—	(6,627,493)	—	—

Net increase/(decrease) in net assets	$3,029,944	$(368,562)	$(13,466,694)	$4,743,178

Net Assets:
Beginning of period	17,466,386	17,834,948	29,400,689	24,657,511

End of period (including accumulated net investment income/(loss) of $58,931, $24,198, $(13,572) and $30,975, respectively)	$20,496,330	$17,466,386	$15,933,995	$29,400,689

Changes in Shares Outstanding:
Investor Class
Sold	181,961	9,280	37,617	37,459
Distributions reinvested	41,254	6,416	2,788	3,301
Redeemed	(29,492)	(14,887)	(19,055)	(112,634)

Net increase/(decrease) in shares outstanding	193,723	809	21,350	(71,874)

Institutional Class
Sold	10,138	189,276	27,496	828,608
Distributions reinvested	63,052	43,577	6,713	16,268
Redeemed	(81,951)	(110,798)	(370,321)	(609,258)

Net increase/(decrease) in shares outstanding	(8,761)	122,055	(336,112)	235,618

Class A
Sold	—	—	9,247	171,114
Distributions reinvested	—	—	9,054	25,564
Redeemed	—	—	(219,871)	(139,277)

Net increase/(decrease) in shares outstanding	—	—	(201,570)	57,401

Class B
Distributions reinvested	—	—	—	37
Redeemed	—	—	—	(9,806)

Net decrease in shares outstanding	—	—	—	(9,769)

Class C
Sold	—	—	3,039	19,730
Distributions reinvested	—	—	4,853	8,915
Redeemed	—	—	(22,345)	(58,704)

Net decrease in shares outstanding	—	—	(14,453)	(30,059)

See accompanying Notes to Financial Statements.	40

Statements of Changes in Net Assets

	Salient Adaptive US Equity Fund (continued)		Salient EM Infrastructure Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(b)
Advisor
Sold	—	—	—	6,280
Distributions reinvested	—	—	—	71
Redeemed	—	—	—	(94,362)

Net decrease in shares outstanding	—	—	—	(88,011)

Class Z
Sold	—	9,940	—	—
Redeemed	—	(188,782)	—	—

Net decrease in shares outstanding	—	(178,842)	—	—

(a) Effective April 28, 2017, Class Z shares of Salient Adaptive US Equity Fund were terminated and exchanged into Institutional Class shares.

(b) Effective March 29, 2017, Advisor Class shares of Salient EM Infrastructure Fund were terminated and exchanged into Institutional Class shares. Effective April 28, 2017, Class B shares of Salient EM Infrastructure Fund were terminated and exchanged into Class A shares.

See accompanying Notes to Financial Statements.	41

Statements of Changes in Net Assets

	Salient International Dividend Signal Fund		Salient International Small Cap Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(b)
Operations:
Net investment income	$1,447,257	$5,415,490	$792,108	$869,302
Net realized gain	8,352,603	5,376,566	11,775,018	18,521,566
Net change in unrealized appreciation/depreciation	(11,620,262)	12,170,585	(14,000,815)	15,809,273

Net increase/(decrease) in net assets resulting from operations	(1,820,402)	22,962,641	(1,433,689)	35,200,141

Distributions to Shareholders:
From net investment income
Investor Class	(109,825)	(272,945)	—	(918,997)
Institutional Class	(1,613,267)	(4,565,500)	—	(1,878,645)
Class A	(197,254)	(257,557)	—	—
Class C	(339,445)	(543,391)	—	—
Advisor Class	—	(310,328)	—	—

Total distributions	(2,259,791)	(5,949,721)	—	(2,797,642)

Share Transactions:
Investor Class
Proceeds from sale of shares	153,875	550,686	6,485,596	29,966,956
Issued to shareholders in reinvestment of distributions	105,270	265,564	—	914,599
Cost of shares redeemed	(1,993,779)	(36,744,857)	(22,912,812)	(19,962,093)

Net increase/(decrease) from share transactions	(1,734,634)	(35,928,607)	(16,427,216)	10,919,462

Institutional Class
Proceeds from sale of shares	10,177,992	40,834,042	9,932,418	18,532,119
Issued to shareholders in reinvestment of distributions	1,348,698	4,015,707	—	1,503,820
Cost of shares redeemed	(42,321,830)	(68,314,834)	(9,290,753)	(61,326,471)

Net increase/(decrease) from share transactions	(30,795,140)	(23,465,085)	641,665	(41,290,532)

Class A
Proceeds from sale of shares	1,031,627	1,777,436	—	—
Issued to shareholders in reinvestment of distributions	188,751	253,661	—	—
Cost of shares redeemed	(2,233,928)	(1,451,376)	—	—

Net increase/(decrease) from share transactions	(1,013,550)	579,721	—	—

Class C
Proceeds from sale of shares	1,749,715	3,235,241	—	—
Issued to shareholders in reinvestment of distributions	315,628	507,261	—	—
Cost of shares redeemed	(5,072,000)	(2,159,843)	—	—

Net increase/(decrease) from share transactions	(3,006,657)	1,582,659	—	—

Advisor Class
Proceeds from sale of shares	—	2,848,545	—	105,257
Issued to shareholders in reinvestment of distributions	—	307,433	—	—
Cost of shares redeemed	—	(27,427,103)	—	(2,655,293)

Net decrease from share transactions	—	(24,271,125)	—	(2,550,036)

Net decrease in net assets	$(40,630,174)	$(64,489,517)	$(17,219,240)	$(518,607)

Net Assets:
Beginning of period	77,344,620	141,834,137	120,509,690	121,028,297

End of period (including accumulated net investment loss of $(1,794,353), $(981,819), $(1,652,633) and $(2,444,741), respectively)	$36,714,446	$77,344,620	$103,290,450	$120,509,690

See accompanying Notes to Financial Statements.	42

Statements of Changes in Net Assets

	Salient International Dividend Signal Fund (continued)		Salient International Small Cap Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(b)
Changes in Shares Outstanding:
Investor Class
Sold	17,209	67,764	291,998	1,491,032
Distributions reinvested	12,508	31,584	—	42,559
Redeemed	(226,861)	(4,750,985)	(1,046,254)	(986,503)

Net increase/(decrease) in shares outstanding	(197,144)	(4,651,637)	(754,256)	547,088

Institutional Class
Sold	1,438,497	6,235,035	454,044	1,023,308
Distributions reinvested	200,195	592,257	—	70,141
Redeemed	(6,113,202)	(10,093,732)	(419,530)	(3,276,955)

Net increase/(decrease) in shares outstanding	(4,474,510)	(3,266,440)	34,514	(2,183,506)

Class A
Sold	114,122	215,288	—	—
Distributions reinvested	22,490	29,986	—	—
Redeemed	(265,864)	(176,322)	—	—

Net increase/(decrease) in shares outstanding	(129,252)	68,952	—	—

Class C
Sold	195,544	395,391	—	—
Distributions reinvested	37,532	60,045	—	—
Redeemed	(587,121)	(263,067)	—	—

Net increase/(decrease) in shares outstanding	(354,045)	192,369	—	—

Advisor Class
Sold	—	456,232	—	6,139
Distributions reinvested	—	47,812	—	—
Redeemed	—	(4,273,621)	—	(152,132)

Net decrease in shares outstanding	—	(3,769,577)	—	(145,993)

(a) Effective March 29, 2017, Advisor Class shares of Salient International Dividend Signal Fund were terminated and exchanged into Institutional Class shares.

(b) Effective March 29, 2017, Advisor Class shares of Salient International Small Cap Fund were terminated and exchanged into Institutional Class shares.

See accompanying Notes to Financial Statements.	43

Statements of Changes in Net Assets

	Salient Tactical Growth Fund		Salient Tactical Muni & Credit Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(b)
Operations:
Net investment income/(loss)	$(191,041)	$(8,949)	$965,883	$2,323,092
Net realized gain	7,489,464	15,822,724	654,743	1,353,633
Net change in unrealized appreciation/depreciation	(10,718,195)	23,283,402	(1,524,821)	2,701,340

Net increase/(decrease) in net assets resulting from operations	(3,419,772)	39,097,177	95,805	6,378,065

Distributions to Shareholders:
From net investment income
Investor Class	—	—	(182,039)	(580,439)
Institutional Class	—	—	(551,422)	(1,119,439)
Class A	—	—	(119,891)	(153,080)
Class C	—	—	(122,401)	(256,211)
Advisor Class	—	—	—	(207,328)
From net realized gains on investments
Investor Class	—	(585,902)	—	—
Institutional Class	—	(19,444,295)	—	—
Class A	—	(2,486,375)	—	—
Class C	—	(2,504,525)	—	—

Total distributions	—	(25,021,097)	(975,753)	(2,316,497)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,093,918	2,168,003	577,354	4,138,015
Issued to shareholders in reinvestment of distributions	—	574,001	179,499	576,941
Cost of shares redeemed	(1,830,808)	(6,900,441)	(7,049,597)	(32,314,430)

Net decrease from share transactions	(736,890)	(4,158,437)	(6,292,744)	(27,599,474)

Institutional Class
Proceeds from sale of shares	65,927,391	338,310,717	10,317,349	47,462,419
Issued to shareholders in reinvestment of distributions	—	19,349,128	407,719	484,246
Cost of shares redeemed	(36,461,823)	(72,745,479)	(28,143,502)	(10,586,324)

Net increase/(decrease) from share transactions	29,465,568	284,914,366	(17,418,434)	37,360,341

Class A
Proceeds from sale of shares	3,854,877	7,462,476	376,543	3,575,417
Issued to shareholders in reinvestment of distributions	—	2,464,561	63,402	116,434
Cost of shares redeemed	(30,838,011)	(9,673,806)	(1,286,807)	(440,444)

Net increase/(decrease) from share transactions	(26,983,134)	253,231	(846,862)	3,251,407

Class C
Proceeds from sale of shares	1,211,383	2,257,219	33,622	3,467,958
Issued to shareholders in reinvestment of distributions	—	2,308,508	100,038	218,401
Cost of shares redeemed	(4,823,696)	(10,971,114)	(3,304,448)	(4,265,779)

Net decrease from share transactions	(3,612,313)	(6,405,387)	(3,170,788)	(579,420)

See accompanying Notes to Financial Statements.	44

Statements of Changes in Net Assets

	Salient Tactical Growth Fund (continued)		Salient Tactical Muni & Credit Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(a)	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017(b)
Advisor Class
Proceeds from sale of shares	—	15,852,972	—	2,927,897
Issued to shareholders in reinvestment of distributions	—	—	—	14,834
Cost of shares redeemed	—	(286,208,133)	—	(32,690,811)

Net decrease from share transactions	—	(270,355,161)	—	(29,748,080)

Net increase/(decrease) in net assets	$(5,286,541)	$18,324,692	$(28,608,776)	$(13,253,658)

Net Assets:
Beginning of period	396,636,664	378,311,972	82,511,693	95,765,351

End of period (including accumulated net investment income/(loss) of $(191,041), $–, $23,622 and $33,492, respectively)	$391,350,123	$396,636,664	$53,902,917	$82,511,693

Changes in Shares Outstanding:
Investor Class
Sold	40,203	82,270	73,209	532,684
Distributions reinvested	—	21,883	22,987	74,215
Redeemed	(67,453)	(260,387)	(898,263)	(4,208,088)

Net decrease in shares outstanding	(27,250)	(156,234)	(802,067)	(3,601,189)

Institutional Class
Sold	2,398,109	12,408,350	1,327,174	6,204,938
Distributions reinvested	—	715,045	52,787	62,618
Redeemed	(1,326,416)	(2,640,679)	(3,625,430)	(1,377,027)

Net increase/(decrease) in shares outstanding	1,071,693	10,482,716	(2,245,469)	4,890,529

Class A
Sold	147,144	282,907	48,346	457,952
Distributions reinvested	—	95,415	8,173	15,038
Redeemed	(1,178,083)	(369,306)	(165,693)	(57,217)

Net increase/(decrease) in shares outstanding	(1,030,939)	9,016	(109,174)	415,773

Class C
Sold	48,388	88,680	4,265	440,933
Distributions reinvested	—	93,311	12,812	28,044
Redeemed	(192,275)	(432,676)	(418,597)	(549,577)

Net decrease in shares outstanding	(143,887)	(250,685)	(401,520)	(80,600)

Advisor Class
Sold	—	592,901	—	386,692
Distributions reinvested	—	—	—	1,957
Redeemed	—	(10,559,865)	—	(4,308,617)

Net decrease in shares outstanding	—	(9,966,964)	—	(3,919,968)

(a) Effective March 29, 2017, Advisor Class shares of Salient Tactical Growth Fund were terminated and exchanged into Institutional Class shares.

(b) Effective March 29, 2017, Advisor Class shares of Salient Tactical Muni & Credit Fund were terminated and exchanged into Institutional Class shares.

See accompanying Notes to Financial Statements.	45

Statements of Changes in Net Assets

	Salient US Dividend Signal Fund
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Operations:
Net investment income	$109,930	$167,354
Net realized gain	353,561	6,955
Net change in unrealized appreciation/depreciation	(299,608)	935,499

Net increase in net assets resulting from operations	163,883	1,109,808

Distributions to Shareholders:
From net investment income
Investor Class	(20,881)	(40,143)
Institutional Class	(69,440)	(63,028)
Class A	(23,879)	(49,426)

Total distributions	(114,200)	(152,597)

Share Transactions:
Investor Class
Proceeds from sale of shares	218,538	854,736
Issued to shareholders in reinvestment of distributions	20,881	40,143
Cost of shares redeemed	(66,594)	(735,231)

Net increase from share transactions	172,825	159,648

Institutional Class
Proceeds from sale of shares	3,544,466	2,468,554
Issued to shareholders in reinvestment of distributions	69,440	63,027
Cost of shares redeemed	(539,710)	(530,624)

Net increase from share transactions	3,074,196	2,000,957

Class A
Proceeds from sale of shares	769,471	1,168,958
Issued to shareholders in reinvestment of distributions	19,902	38,940
Cost of shares redeemed	(1,337,529)	(1,086,811)

Net increase/(decrease) from share transactions	(548,156)	121,087

Net increase in net assets	$2,748,548	$3,238,903

Net Assets:
Beginning of period	7,001,134	3,762,231

End of period (including accumulated net investment income of $9,254 and $13,524, respectively)	$9,749,682	$7,001,134

Changes in Shares Outstanding:
Investor Class
Sold	6,485	29,030
Distributions reinvested	625	1,259
Redeemed	(1,996)	(23,966)

Net increase in shares outstanding	5,114	6,323

Institutional Class
Sold	105,037	79,542
Distributions reinvested	2,072	1,947
Redeemed	(16,034)	(17,562)

Net increase in shares outstanding	91,075	63,927

See accompanying Notes to Financial Statements.	46

Statements of Changes in Net Assets

	Salient US Dividend Signal Fund (continued)
	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
Class A
Sold	22,722	39,293
Distributions reinvested	598	1,224
Redeemed	(39,716)	(34,006)

Net increase/(decrease) in shares outstanding	(16,396)	6,511

See accompanying Notes to Financial Statements.	47

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$13.13		$12.11	$12.88		$14.33	$14.91	$14.09
Income/(Loss) from Operations:
Net investment income(c)	0.37		0.66	0.32		0.29	0.63	0.42
Net realized and unrealized gain/(loss) on investments	(0.69)		1.03	(0.48)		(1.40)	(0.58)	0.83

Total from Investment Operations	(0.32)		1.69	(0.16)		(1.11)	0.05	1.25

Less Distributions:
From investment income	(0.21)		(0.67)	(0.61)		(0.34)	(0.63)	(0.43)

Total Distributions	(0.21)		(0.67)	(0.61)		(0.34)	(0.63)	(0.43)

Net Increase/(Decrease) in Net Asset Value	(0.53)		1.02	(0.77)		(1.45)	(0.58)	0.82

Net Asset Value, End of Period	$12.60		$13.13	$12.11		$12.88	$14.33	$14.91

Total Return	(2.40	)%(d)	14.07%	(1.23)%		(7.90)%	0.29%	8.98%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,568		$3,466	$3,843		$1,607	$2,827	$3,323
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	5.69	%(e)	5.17%	2.54%		2.07%	4.18%	2.82%
Operating expenses including expense paid directly by the advisor(f)	0.82	%(e)	0.82%	0.83	%(g)	1.01%	0.82%	0.79%
Net investment income excluding expense paid directly by the advisor	5.35	%(e)	4.89%	2.09%		1.97%	4.08%	2.72%
Operating expenses excluding expense paid directly by the advisor(f)	1.16	%(e)	1.10%	1.28%		1.11%	0.92%	0.89%
Portfolio Turnover Rate	31	%(d)	61%	100%		52%	62%	83%

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective January 22, 2016, the Advisor agreed to limit expenses to 0.82%.

See accompanying Notes to Financial Statements.	48

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$13.12		$12.11	$12.87		$14.33	$14.91	$14.09
Income/(Loss) from Operations:
Net investment income(c)	0.44		0.34	0.38		0.40	0.64	0.56
Net realized and unrealized gain/(loss) on investments	(0.71)		1.41	(0.47)		(1.45)	(0.51)	0.77

Total from Investment Operations	(0.27)		1.75	(0.09)		(1.05)	0.13	1.33

Less Distributions:
From investment income	(0.25)		(0.74)	(0.67)		(0.41)	(0.71)	(0.51)

Total Distributions	(0.25)		(0.74)	(0.67)		(0.41)	(0.71)	(0.51)

Net Increase/(Decrease) in Net Asset Value	(0.52)		1.01	(0.76)		(1.46)	(0.58)	0.82

Net Asset Value, End of Period	$12.60		$13.12	$12.11		$12.87	$14.33	$14.91

Total Return	(2.07	)%(d)	14.61%	(0.68)%		(7.45)%	0.80%	9.54%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,383		$5,176	$11,994		$9,541	$11,170	$18,203
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	6.76	%(e)	2.66%	2.98%		2.83%	4.21%	3.78%
Operating expenses including expense paid directly by the advisor(f)	0.32	%(e)	0.32%	0.34	%(g)	0.53%	0.32%	0.28%
Net investment income excluding expense paid directly by the advisor	6.42	%(e)	2.39%	2.53%		2.73%	4.11%	3.68%
Operating expenses excluding expense paid directly by the advisor(f)	0.66	%(e)	0.59%	0.79%		0.63%	0.42%	0.38%
Portfolio Turnover Rate	31	%(d)	61%	100%		52%	62%	83%

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective January 22, 2016, the Advisor agreed to limit expenses to 0.32%.

See accompanying Notes to Financial Statements.	49

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$13.12		$12.10	$12.87		$14.32	$14.90	$14.08
Income/(Loss) from Operations:
Net investment income(c)	0.43		0.69	0.32		0.31	0.65	0.46
Net realized and unrealized gain/(loss) on investments	(0.73)		1.02	(0.46)		(1.40)	(0.57)	0.81

Total from Investment Operations	(0.30)		1.71	(0.14)		(1.09)	0.08	1.27

Less Distributions:
From investment income	(0.23)		(0.69)	(0.63)		(0.36)	(0.66)	(0.45)

Total Distributions	(0.23)		(0.69)	(0.63)		(0.36)	(0.66)	(0.45)

Net Increase/(Decrease) in Net Asset Value	(0.53)		1.02	(0.77)		(1.45)	(0.58)	0.82

Net Asset Value, End of Period	$12.59		$13.12	$12.10		$12.87	$14.32	$14.90

Total Return(d)	(2.32	)%(e)	14.26%	(1.10)%		(7.73)%	0.44%	9.15%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$9,193		$10,096	$11,123		$5,365	$7,933	$10,058
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	6.65	%(f)	5.43%	2.56%		2.18%	4.28%	3.12%
Operating expenses including expense paid directly by the advisor(g)	0.67	%(f)	0.67%	0.68	%(h)	0.86%	0.67%	0.64%
Net investment income excluding expense paid directly by the advisor	6.31	%(f)	5.15%	2.10%		2.08%	4.18%	3.02%
Operating expenses excluding expense paid directly by the advisor(g)	1.01	%(f)	0.95%	1.14%		0.96%	0.77%	0.74%
Portfolio Turnover Rate	31	%(e)	61%	100%		52%	62%	83%

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective January 22, 2016, the Advisor agreed to limit expenses to 0.67%.

See accompanying Notes to Financial Statements.	50

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Balanced Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$12.99		$11.99	$12.76		$14.20	$14.78	$13.96
Income/(Loss) from Operations:
Net investment income(c)	0.37		0.58	0.21		0.22	0.53	0.34
Net realized and unrealized gain/(loss) on investments	(0.71)		1.03	(0.43)		(1.39)	(0.56)	0.84

Total from Investment Operations	(0.34)		1.61	(0.22)		(1.17)	(0.03)	1.18

Less Distributions:
From investment income	(0.18)		(0.61)	(0.55)		(0.27)	(0.55)	(0.36)

Total Distributions	(0.18)		(0.61)	(0.55)		(0.27)	(0.55)	(0.36)

Net Increase/(Decrease) in Net Asset Value	(0.52)		1.00	(0.77)		(1.44)	(0.58)	0.82

Net Asset Value, End of Period	$12.47		$12.99	$11.99		$12.76	$14.20	$14.78

Total Return(d)	(2.59	)%(e)	13.46%	(1.73)%		(8.36)%	(0.23)%	8.49%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,329		$8,463	$9,463		$5,238	$7,576	$10,881
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	5.80	%(f)	4.60%	1.71%		1.56%	3.53%	2.30%
Operating expenses including expense paid directly by the advisor(g)	1.32	%(f)	1.32%	1.33	%(h)	1.51%	1.32%	1.29%
Net investment income excluding expense paid directly by the advisor	5.46	%(f)	4.32%	1.25%		1.46%	3.43%	2.20%
Operating expenses excluding expense paid directly by the advisor(g)	1.66	%(f)	1.60%	1.79%		1.61%	1.42%	1.39%
Portfolio Turnover Rate	31	%(e)	61%	100%		52%	62%	83%

(a) Prior to May 1, 2016, Salient Adaptive Balanced Fund was known as Forward Growth Allocation Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective January 22, 2016, the Advisor agreed to limit expenses to 1.32%.

See accompanying Notes to Financial Statements.	51

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$13.83		$13.24	$12.94		$14.60	$15.34		$15.33
Income/(Loss) from Operations:
Net investment income(c)	0.30		0.56	0.47		0.56	0.77		0.70
Net realized and unrealized gain/(loss) on investments	(0.66)		0.63	0.34		(1.66)	(0.10)		0.03

Total from Investment Operations	(0.36)		1.19	0.81		(1.10)	0.67		0.73

Less Distributions:
From investment income	(0.31)		(0.57)	(0.47)		(0.56)	(0.76)		(0.67)
From capital gains	—		—	—		—	(0.65)		(0.05)
From return of capital	—		(0.03)	(0.04)		—	—		—

Total Distributions	(0.31)		(0.60)	(0.51)		(0.56)	(1.41)		(0.72)

Net Increase/(Decrease) in Net Asset Value	(0.67)		0.59	0.30		(1.66)	(0.74)		0.01

Net Asset Value, End of Period	$13.16		$13.83	$13.24		$12.94	$14.60		$15.34

Total Return	(2.59	)%(d)	9.13%	6.39%		(7.76)%	4.34%		4.80%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,114		$1,329	$1,652		$1,414	$2,326		$1,867
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	4.38	%(e)	4.09%	3.62%		3.94%	4.94%		4.50%
Operating expenses including expense paid directly by the advisor(f)	0.51	%(e)	0.51%	0.86	%(g)	0.89%	0.96	%(h)	0.99	%(i)
Net investment income excluding expense paid directly by the advisor	3.41	%(e)	3.02%	2.70%		3.44%	4.72%		4.43%
Operating expenses excluding expense paid directly by the advisor(f)	1.48	%(e)	1.58%	1.78%		1.39%	1.18%		1.06%
Portfolio Turnover Rate	100	%(d)	140%	127%		212%	191%		95%

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective December 1, 2016, the annual expense limitation rate changed from 0.89% to 0.51%.

(h) Effective October 1, 2014, the annual expense limitation rate changed from 0.99% to 0.89%.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.99%.

See accompanying Notes to Financial Statements.	52

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$13.88		$13.28	$12.96		$14.62	$15.36		$15.35
Income/(Loss) from Operations:
Net investment income(c)	0.33		0.65	0.55		0.64	0.73		0.72
Net realized and unrealized gain/(loss) on investments	(0.66)		0.61	0.32		(1.67)	0.01		0.08

Total from Investment Operations	(0.33)		1.26	0.87		(1.03)	0.74		0.80

Less Distributions:
From investment income	(0.34)		(0.63)	(0.51)		(0.63)	(0.83)		(0.74)
From capital gains	—		—	—		—	(0.65)		(0.05)
From return of capital	—		(0.03)	(0.04)		—	—		—

Total Distributions	(0.34)		(0.66)	(0.55)		(0.63)	(1.48)		(0.79)

Net Increase/(Decrease) in Net Asset Value	(0.67)		0.60	0.32		(1.66)	(0.74)		0.01

Net Asset Value, End of Period	$13.21		$13.88	$13.28		$12.96	$14.62		$15.36

Total Return	(2.37	)%(d)	9.70%	6.92%		(7.27)%	4.83%		5.34%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,590		$3,681	$3,534		$2,893	$4,376		$8,568
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	4.92	%(e)	4.76%	4.23%		4.51%	4.63%		4.62%
Operating expenses including expense paid directly by the advisor(f)	0.01	%(e)	0.01%	0.36	%(g)	0.39%	0.47	%(h)	0.49	%(i)
Net investment income excluding expense paid directly by the advisor	3.95	%(e)	3.69%	3.31%		4.00%	4.44%		4.55%
Operating expenses excluding expense paid directly by the advisor(f)	0.98	%(e)	1.08%	1.28%		0.90%	0.66%		0.56%
Portfolio Turnover Rate	100	%(d)	140%	127%		212%	191%		95%

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Effective December 1, 2016, the annual expense limitation rate changed from 0.39% to 0.01%.

(h) Effective October 1, 2014, the annual expense limitation rate changed from 0.49% to 0.39%.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.49%.

See accompanying Notes to Financial Statements.	53

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$13.86		$13.26	$12.95		$14.61	$15.35		$15.34
Income/(Loss) from Operations:
Net investment income(c)	0.32		0.60	0.53		0.63	0.82		0.84
Net realized and unrealized gain/(loss) on investments	(0.66)		0.63	0.31		(1.70)	(0.11)		(0.07)

Total from Investment Operations	(0.34)		1.23	0.84		(1.07)	0.71		0.77

Less Distributions:
From investment income	(0.33)		(0.60)	(0.49)		(0.59)	(0.80)		(0.71)
From capital gains	—		—	—		—	(0.65)		(0.05)
From return of capital	—		(0.03)	(0.04)		—	—		—

Total Distributions	(0.33)		(0.63)	(0.53)		(0.59)	(1.45)		(0.76)

Net Increase/(Decrease) in Net Asset Value	(0.67)		0.60	0.31		(1.66)	(0.74)		0.01

Net Asset Value, End of Period	$13.19		$13.86	$13.26		$12.95	$14.61		$15.35

Total Return(d)	(2.49	)%(e)	9.38%	6.73%		(7.52)%	4.58%		5.10%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,258		$3,143	$3,441		$1,602	$1,958		$2,817
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	4.83	%(f)	4.41%	4.06%		4.44%	5.26%		5.42%
Operating expenses including expense paid directly by the advisor(g)	0.26	%(f)	0.26%	0.61	%(h)	0.64%	0.71	%(i)	0.74	%(j)
Net investment income excluding expense paid directly by the advisor	3.86	%(f)	3.34%	3.14%		3.91%	5.04%		5.35%
Operating expenses excluding expense paid directly by the advisor(g)	1.23	%(f)	1.33%	1.53%		1.17%	0.93%		0.81%
Portfolio Turnover Rate	100	%(e)	140%	127%		212%	191%		95%

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective December 1, 2016, the annual expense limitation rate changed from 0.64% to 0.26%.

(i) Effective October 1, 2014, the annual expense limitation rate changed from 0.74% to 0.64%.

(j) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.74%.

See accompanying Notes to Financial Statements.	54

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive Income Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$13.74		$13.16	$12.89		$14.54	$15.29		$15.30
Income/(Loss) from Operations:
Net investment income(c)	0.27		0.48	0.40		0.46	0.71		0.62
Net realized and unrealized gain/(loss) on investments	(0.65)		0.64	0.33		(1.62)	(0.11)		0.02

Total from Investment Operations	(0.38)		1.12	0.73		(1.16)	0.60		0.64

Less Distributions:
From investment income	(0.29)		(0.51)	(0.42)		(0.49)	(0.70)		(0.60)
From capital gains	—		—	—		—	(0.65)		(0.05)
From return of capital	—		(0.03)	(0.04)		—	—		—

Total Distributions	(0.29)		(0.54)	(0.46)		(0.49)	(1.35)		(0.65)

Net Increase/(Decrease) in Net Asset Value	(0.67)		0.58	0.27		(1.65)	(0.75)		(0.01)

Net Asset Value, End of Period	$13.07		$13.74	$13.16		$12.89	$14.54		$15.29

Total Return(d)	(2.80	)%(e)	8.52%	5.88%		(8.18)%	3.86%		4.28%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,358		$4,168	$4,517		$4,050	$7,768		$6,971
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	3.94	%(f)	3.55%	3.06%		3.24%	4.54%		4.04%
Operating expenses including expense paid directly by the advisor(g)	1.01	%(f)	1.01%	1.36	%(h)	1.39%	1.46	%(i)	1.48	%(j)
Net investment income excluding expense paid directly by the advisor	2.97	%(f)	2.48%	2.14%		2.75%	4.32%		3.96%
Operating expenses excluding expense paid directly by the advisor(g)	1.98	%(f)	2.08%	2.28%		1.88%	1.68%		1.56%
Portfolio Turnover Rate	100	%(e)	140%	127%		212%	191%		95%

(a) Prior to May 1, 2016, Salient Adaptive Income Fund was known as Forward Income Builder Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective December 1, 2016, the annual expense limitation rate changed from 1.39% to 1.01%.

(i) Effective October 1, 2014, the annual expense limitation rate changed from 1.49% to 1.39%.

(j) Effective May 1, 2013, the Advisor agreed to limit expenses at 1.49%.

See accompanying Notes to Financial Statements.	55

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive US Equity Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)		Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$35.00		$32.07	$32.02	$37.07		$34.98	$26.74
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.02		0.09	0.35	(0.08	)(d)	(0.16)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.84		7.53	2.65	(0.30)		4.04	8.37

Total from Investment Operations	0.86		7.62	3.00	(0.38)		3.88	8.24

Less Distributions:
From investment income	—		(0.14)	(0.35)	—		—	—
From capital gains	(6.31)		(4.55)	(2.60)	(4.67)		(1.79)	—

Total Distributions	(6.31)		(4.69)	(2.95)	(4.67)		(1.79)	—

Net Increase/(Decrease) in Net Asset Value	(5.45)		2.93	0.05	(5.05)		2.09	8.24

Net Asset Value, End of Period	$29.55		$35.00	$32.07	$32.02		$37.07	$34.98

Total Return	2.45	%(e)	23.97%	9.41%	(1.24)%		11.14%	30.88%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,315		$1,884	$1,700	$2,056		$1,976	$1,828
Ratios to Average Net Assets:
Net investment income/(loss)	0.11	%(f)	0.26%	1.07%	(0.22)%		(0.45)%	(0.43)%
Operating expenses including reimbursement/waiver	1.25	%(f)	1.25%	1.25%	1.25%		1.25%	1.25%
Operating expenses excluding reimbursement/waiver	1.59	%(f)	1.69%	1.72%	1.60%		1.50%	1.42%
Portfolio Turnover Rate	167	%(e)	196%	359%	42%		53%	218%

(a) Prior to May 1, 2016, Salient Adaptive US Equity Fund was known as Forward Total MarketPlus Fund. Prior to May 1, 2013, Forward Total MarketPlus Fund was known as Forward Extended MarketPlus Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	56

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Adaptive US Equity Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$38.99		$35.26		$34.92	$39.91	$37.39	$28.47
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.08		0.28		0.57	0.05	(0.04)	(0.04)
Net realized and unrealized gain/(loss) on investments	0.96		8.29		2.86	(0.33)	4.35	8.96

Total from Investment Operations	1.04		8.57		3.43	(0.28)	4.31	8.92

Less Distributions:
From investment income	—		(0.29)		(0.49)	(0.04)	—	—
From capital gains	(6.31)		(4.55)		(2.60)	(4.67)	(1.79)	—

Total Distributions	(6.31)		(4.84)		(3.09)	(4.71)	(1.79)	—

Net Increase/(Decrease) in Net Asset Value	(5.27)		3.73		0.34	(4.99)	2.52	8.92

Net Asset Value, End of Period	$33.72		$38.99		$35.26	$34.92	$39.91	$37.39

Total Return	2.66	%(d)	24.50%		9.87%	(0.89)%	11.55%	31.33%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$13,181		$15,583		$9,787	$10,868	$15,122	$21,636
Ratios to Average Net Assets:
Net investment income/(loss)	0.42	%(e)	0.74%		1.57%	0.13%	(0.09)%	(0.11)%
Operating expenses including reimbursement/waiver	0.80	%(e)	0.81	%(f)	0.85%	0.85%	0.85%	0.85%
Operating expenses excluding reimbursement/waiver	1.16	%(e)	1.25%		1.32%	1.19%	1.09%	1.02%
Portfolio Turnover Rate	167	%(d)	196%		359%	42%	53%	218%

(a) Prior to May 1, 2016, Salient Adaptive US Equity Fund was known as Forward Total MarketPlus Fund. Prior to May 1, 2013, Forward Total MarketPlus Fund was known as Forward Extended MarketPlus Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2017, the annual expense limitation rate changed from 0.85% to 0.80%.

See accompanying Notes to Financial Statements.	57

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$23.08		$20.90	$20.91		$22.85	$23.17	$21.02
Income/(Loss) from Operations:
Net investment income(c)	0.62		1.22	0.53		0.55	0.24	0.35
Net realized and unrealized gain/(loss) on investments	(1.56)		2.26	(0.28)		(2.06)	(0.25)	2.00

Total from Investment Operations	(0.94)		3.48	0.25		(1.51)	(0.01)	2.35

Less Distributions:
From investment income	(0.75)		(1.30)	(0.26)		(0.43)	(0.31)	(0.20)

Total Distributions	(0.75)		(1.30)	(0.26)		(0.43)	(0.31)	(0.20)

Net Increase/(Decrease) in Net Asset Value	(1.69)		2.18	(0.01)		(1.94)	(0.32)	2.15

Net Asset Value, End of Period	$21.39		$23.08	$20.90		$20.91	$22.85	$23.17

Total Return	(4.11	)%(d)	16.92%	1.20%		(6.60)%	(0.17)%	11.31%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,711		$1,353	$2,727		$18,572	$31,054	$11,217
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	5.49	%(e)	5.41%	2.53%		2.41%	1.01%	1.62%
Operating expenses including reimbursement/waiver	1.55	%(e)	1.55%	2.14	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.29	%(e)	2.22%	2.18%		1.87%	1.70%	1.67%
Portfolio Turnover Rate	8	%(d)	98%	105%		107%	135%	101%

(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective December 1, 2016, the Advisor agreed to limit expenses to 1.55%.

See accompanying Notes to Financial Statements.	58

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$23.04		$20.83	$21.09		$23.03	$23.32	$21.10
Income/(Loss) from Operations:
Net investment income(c)	0.59		1.31	0.70		0.58	0.31	0.40
Net realized and unrealized gain/(loss) on investments	(1.49)		2.26	(0.38)		(2.01)	(0.24)	2.04

Total from Investment Operations	(0.90)		3.57	0.32		(1.43)	0.07	2.44

Less Distributions:
From investment income	(0.81)		(1.36)	(0.58)		(0.51)	(0.36)	(0.22)

Total Distributions	(0.81)		(1.36)	(0.58)		(0.51)	(0.36)	(0.22)

Net Increase/(Decrease) in Net Asset Value	(1.71)		2.21	(0.26)		(1.94)	(0.29)	2.22

Net Asset Value, End of Period	$21.33		$23.04	$20.83		$21.09	$23.03	$23.32

Total Return	(3.91	)%(d)	17.38%	1.53%		(6.22)%	0.17%	11.69%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,164		$13,318	$7,136		$11,783	$40,774	$39,347
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	5.20	%(e)	5.73%	3.27%		2.52%	1.30%	1.86%
Operating expenses including reimbursement/waiver	1.20	%(e)	1.20%	1.87	%(f)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.92	%(e)	1.79%	1.93%		1.52%	1.35%	1.30%
Portfolio Turnover Rate	8	%(d)	98%	105%		107%	135%	101%

(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective December 1, 2016, the Advisor agreed to limit expenses to 1.20%.

See accompanying Notes to Financial Statements.	59

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$22.94		$20.77	$21.02		$22.98	$23.29	$21.12
Income/(Loss) from Operations:
Net investment income(c)	0.58		1.27	0.65		0.51	0.21	0.24
Net realized and unrealized gain/(loss) on investments	(1.51)		2.18	(0.41)		(2.05)	(0.24)	2.11

Total from Investment Operations	(0.93)		3.45	0.24		(1.54)	(0.03)	2.35

Less Distributions:
From investment income	(0.75)		(1.28)	(0.49)		(0.42)	(0.28)	(0.18)

Total Distributions	(0.75)		(1.28)	(0.49)		(0.42)	(0.28)	(0.18)

Net Increase/(Decrease) in Net Asset Value	(1.68)		2.17	(0.25)		(1.96)	(0.31)	2.17

Net Asset Value, End of Period	$21.26		$22.94	$20.77		$21.02	$22.98	$23.29

Total Return(d)	(4.10	)%(e)	16.92%	1.11%		(6.75)%	(0.19)%	11.26%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,546		$10,609	$8,411		$12,775	$17,427	$22,524
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	5.10	%(f)	5.63%	3.06%		2.23%	0.89%	1.10%
Operating expenses including reimbursement/waiver	1.60	%(f)	1.60%	2.28	%(g)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.33	%(f)	2.24%	2.34%		1.93%	1.75%	1.74%
Portfolio Turnover Rate	8	%(e)	98%	105%		107%	135%	101%

(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2016, the Advisor agreed to limit expenses to 1.60%.

See accompanying Notes to Financial Statements.	60

Financial Highlights

For a share outstanding throughout the periods presented.

Salient EM Infrastructure Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$22.82		$20.66	$20.94		$22.92	$23.25	$21.14
Income/(Loss) from Operations:
Net investment income(c)	0.53		1.13	0.53		0.38	0.08	0.11
Net realized and unrealized gain/(loss) on investments	(1.52)		2.18	(0.41)		(2.05)	(0.23)	2.11

Total from Investment Operations	(0.99)		3.31	0.12		(1.67)	(0.15)	2.22

Less Distributions:
From investment income	(0.68)		(1.15)	(0.40)		(0.31)	(0.18)	(0.11)

Total Distributions	(0.68)		(1.15)	(0.40)		(0.31)	(0.18)	(0.11)

Net Increase/(Decrease) in Net Asset Value	(1.67)		2.16	(0.28)		(1.98)	(0.33)	2.11

Net Asset Value, End of Period	$21.15		$22.82	$20.66		$20.94	$22.92	$23.25

Total Return(d)	(4.36	)%(e)	16.26%	0.57%		(7.24)%	(0.75)%	10.60%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,513		$4,121	$4,353		$4,966	$6,459	$7,350
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	4.72	%(f)	5.02%	2.48%		1.66%	0.35%	0.51%
Operating expenses including reimbursement/waiver	2.15	%(f)	2.15%	2.83	%(g)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	2.89	%(f)	2.80%	2.90%		2.48%	2.30%	2.32%
Portfolio Turnover Rate	8	%(e)	98%	105%		107%	135%	101%

(a) Prior to May 1, 2016, Salient EM Infrastructure Fund was known as Forward Global Infrastructure Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2016, the Advisor agreed to limit expenses to 2.15%.

See accompanying Notes to Financial Statements.	61

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$8.84		$7.49	$7.94	$8.78	$9.76	$9.12
Income/(Loss) from Operations:
Net investment income(c)	0.16		0.34	0.39	0.43	0.50	0.49
Net realized and unrealized gain/(loss) on investments	(0.46)		1.46	(0.46)	(0.93)	(0.96)	0.59

Total from Investment Operations	(0.30)		1.80	(0.07)	(0.50)	(0.46)	1.08

Less Distributions:
From investment income	(0.31)		(0.45)	(0.38)	(0.34)	(0.52)	(0.44)

Total Distributions	(0.31)		(0.45)	(0.38)	(0.34)	(0.52)	(0.44)

Net Increase/(Decrease) in Net Asset Value	(0.61)		1.35	(0.45)	(0.84)	(0.98)	0.64

Net Asset Value, End of Period	$8.23		$8.84	$7.49	$7.94	$8.78	$9.76

Total Return	(3.39	)%(d)	24.48%	(0.79)%	(6.03)%	(4.96)%	12.14%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,613		$4,549	$38,716	$61,163	$140,810	$110,117
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.97	%(e)	4.36%	5.29%	5.03%	5.35%	5.22%
Operating expenses including reimbursement/waiver	1.34	%(e)	1.34%	1.34%	1.34%	1.34%	1.34%
Operating expenses excluding reimbursement/waiver	1.81	%(e)	1.74%	1.60%	1.49%	1.45%	1.46%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.67	%(e)	4.16%	5.15%	4.90%	5.26%	5.11%
Operating expenses including reimbursement/waiver	1.64	%(e)	1.54%	1.48%	1.47%	1.43%	1.45%
Operating expenses excluding reimbursement/waiver	2.11	%(e)	1.94%	1.74%	1.62%	1.54%	1.57%
Portfolio Turnover Rate	11	%(d)	51%	90%	134%	95%	115%

(a) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	62

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$7.08		$6.08	$6.52	$7.27	$8.17	$7.70
Income/(Loss) from Operations:
Net investment income(c)	0.15		0.37	0.36	0.38	0.45	0.42
Net realized and unrealized gain/(loss) on investments	(0.38)		1.11	(0.40)	(0.76)	(0.80)	0.52

Total from Investment Operations	(0.23)		1.48	(0.04)	(0.38)	(0.35)	0.94

Less Distributions:
From investment income	(0.33)		(0.48)	(0.40)	(0.37)	(0.55)	(0.47)

Total Distributions	(0.33)		(0.48)	(0.40)	(0.37)	(0.55)	(0.47)

Net Increase/(Decrease) in Net Asset Value	(0.56)		1.00	(0.44)	(0.75)	(0.90)	0.47

Net Asset Value, End of Period	$6.52		$7.08	$6.08	$6.52	$7.27	$8.17

Total Return	(3.28	)%(d)	24.90%	(0.40)%	(5.65)%	(4.56)%	12.46%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$21,472		$54,974	$67,056	$109,390	$84,982	$92,617
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.49	%(e)	5.69%	5.86%	5.41%	5.73%	5.41%
Operating expenses including reimbursement/waiver	0.99	%(e)	0.99%	0.99%	0.99%	0.99%	0.99%
Operating expenses excluding reimbursement/waiver	1.45	%(e)	1.36%	1.25%	1.14%	1.10%	1.11%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	4.19	%(e)	5.49%	5.72%	5.28%	5.64%	5.30%
Operating expenses including reimbursement/waiver	1.29	%(e)	1.19%	1.13%	1.12%	1.08%	1.10%
Operating expenses excluding reimbursement/waiver	1.75	%(e)	1.56%	1.39%	1.27%	1.19%	1.22%
Portfolio Turnover Rate	11	%(d)	51%	90%	134%	95%	115%

(a) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	63

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund(a)

	Class A(b)
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Year Ended December 31, 2014	Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$8.84		$7.49	$7.94	$8.78	$9.76	$9.95
Income/(Loss) from Operations:
Net investment income(d)	0.17		0.40	0.39	0.43	0.48	0.32
Net realized and unrealized gain/(loss) on investments	(0.47)		1.39	(0.47)	(0.94)	(0.95)	(0.19)

Total from Investment Operations	(0.30)		1.79	(0.08)	(0.51)	(0.47)	0.13

Less Distributions:
From investment income	(0.31)		(0.44)	(0.37)	(0.33)	(0.51)	(0.32)

Total Distributions	(0.31)		(0.44)	(0.37)	(0.33)	(0.51)	(0.32)

Net Increase/(Decrease) in Net Asset Value	(0.61)		1.35	(0.45)	(0.84)	(0.98)	(0.19)

Net Asset Value, End of Period	$8.23		$8.84	$7.49	$7.94	$8.78	$9.76

Total Return(e)	(3.47	)%(f)	24.32%	(0.90)%	(6.16)%	(5.09)%	1.45	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,012		$5,451	$4,104	$4,204	$4,046	$2,699
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.13	%(g)	5.04%	5.24%	5.08%	5.16%	5.16	%(g)
Operating expenses including reimbursement/waiver	1.49	%(g)	1.49%	1.49%	1.49%	1.49%	1.49	%(g)
Operating expenses excluding reimbursement/waiver	1.96	%(g)	1.86%	1.75%	1.64%	1.60%	1.61	%(g)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.83	%(g)	4.84%	5.10%	4.95%	5.07%	5.05	%(g)
Operating expenses including reimbursement/waiver	1.79	%(g)	1.69%	1.63%	1.62%	1.58%	1.60	%(g)
Operating expenses excluding reimbursement/waiver	2.26	%(g)	2.06%	1.89%	1.77%	1.69%	1.72	%(g)
Portfolio Turnover Rate	11	%(f)	51%	90%	134%	95%	115	%(h)

(a) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

(b) The Fund began offering Class A shares on May 1, 2013.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2013.

See accompanying Notes to Financial Statements.	64

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Dividend Signal Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$8.82		$7.48	$7.92	$8.76	$9.74	$9.11
Income/(Loss) from Operations:
Net investment income(c)	0.15		0.37	0.25	0.38	0.44	0.45
Net realized and unrealized gain/(loss) on investments	(0.47)		1.38	(0.36)	(0.93)	(0.95)	0.57

Total from Investment Operations	(0.32)		1.75	(0.11)	(0.55)	(0.51)	1.02

Less Distributions:
From investment income	(0.28)		(0.41)	(0.33)	(0.29)	(0.47)	(0.39)

Total Distributions	(0.28)		(0.41)	(0.33)	(0.29)	(0.47)	(0.39)

Net Increase/(Decrease) in Net Asset Value	(0.60)		1.34	(0.44)	(0.84)	(0.98)	0.63

Net Asset Value, End of Period	$8.22		$8.82	$7.48	$7.92	$8.76	$9.74

Total Return(d)	(3.63	)%(e)	23.68%	(1.39)%	(6.45)%	(5.52)%	11.45%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,617		$12,371	$9,051	$11,215	$10,293	$7,629
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.62	%(f)	4.60%	3.42%	4.48%	4.74%	4.84%
Operating expenses including reimbursement/waiver	1.94	%(f)	1.94%	1.94%	1.94%	1.94%	1.94%
Operating expenses excluding reimbursement/waiver	2.41	%(f)	2.31%	2.21%	2.09%	2.05%	2.07%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.32	%(f)	4.40%	3.28%	4.35%	4.65%	4.73%
Operating expenses including reimbursement/waiver	2.24	%(f)	2.14%	2.08%	2.07%	2.03%	2.05%
Operating expenses excluding reimbursement/waiver	2.71	%(f)	2.51%	2.35%	2.22%	2.14%	2.17%
Portfolio Turnover Rate	11	%(e)	51%	90%	134%	95%	115%

(a) Prior to May 1, 2016, Salient International Dividend Signal Fund was known as Forward International Dividend Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	65

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$21.74		$16.54		$17.65	$15.86	$17.39		$13.85
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.06		0.28	0.10	0.10		0.07
Net realized and unrealized gain/(loss) on investments	(0.47)		5.60		(0.77)	1.82	(1.58)		3.80

Total from Investment Operations	(0.35)		5.66		(0.49)	1.92	(1.48)		3.87

Less Distributions:
From investment income	—		(0.46)		(0.62)	(0.13)	(0.05)		(0.33)

Total Distributions	—		(0.46)		(0.62)	(0.13)	(0.05)		(0.33)

Net Increase/(Decrease) in Net Asset Value	(0.35)		5.20		(1.11)	1.79	(1.53)		3.54

Net Asset Value, End of Period	$21.39		$21.74		$16.54	$17.65	$15.86		$17.39

Total Return	(1.61	)%(d)	34.28%		(2.74)%	12.10%	(8.51)%		27.95%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$26,860		$43,702		$24,191	$35,617	$26,760		$38,523
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	1.13	%(e)	0.31%		1.64%	0.57%	0.57%		0.42%
Operating expenses including reimbursement/waiver	1.55	%(e)	1.60	%(f)	1.64%	1.64%	1.65	%(g)	1.69%
Operating expenses excluding reimbursement/waiver	1.81	%(e)	1.82%		1.77%	1.68%	1.67%		n/a
Portfolio Turnover Rate	30	%(d)	69%		63%	70%	65%		86%

(a) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective September 1, 2017, the annual expense limitation rate changed from 1.64% to 1.55%.

(g) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.64%.

See accompanying Notes to Financial Statements.	66

Financial Highlights

For a share outstanding throughout the periods presented.

Salient International Small Cap Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014		Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$21.70		$16.50		$17.62	$15.83	$17.38		$13.84
Income/(Loss) from Operations:
Net investment income(c)	0.16		0.17		0.35	0.15	0.15		0.12
Net realized and unrealized gain/(loss) on investments	(0.48)		5.57		(0.77)	1.82	(1.58)		3.81

Total from Investment Operations	(0.32)		5.74		(0.42)	1.97	(1.43)		3.93

Less Distributions:
From investment income	—		(0.54)		(0.70)	(0.18)	(0.12)		(0.39)

Total Distributions	—		(0.54)		(0.70)	(0.18)	(0.12)		(0.39)

Net Increase/(Decrease) in Net Asset Value	(0.32)		5.20		(1.12)	1.79	(1.55)		3.54

Net Asset Value, End of Period	$21.38		$21.70		$16.50	$17.62	$15.83		$17.38

Total Return	(1.47	)%(d)	34.80%		(2.38)%	12.41%	(8.17)%		28.42%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$76,431		$76,808		$94,426	$150,690	$134,290		$166,601
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver	1.45	%(e)	0.92%		2.03%	0.87%	0.89%		0.78%
Operating expenses including reimbursement/waiver	1.20	%(e)	1.26	%(f)	1.29%	1.29%	1.30	%(g)	1.34%
Operating expenses excluding reimbursement/waiver	1.46	%(e)	1.47%		1.41%	1.33%	1.32%		n/a
Portfolio Turnover Rate	30	%(d)	69%		63%	70%	65%		86%

(a) Prior to May 1, 2016, Salient International Small Cap Fund was known as Forward International Small Companies Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective September 1, 2017, the annual expense limitation rate changed from 1.29% to 1.20%.

(g) Effective May 1, 2014, the Advisor agreed to limit expenses at 1.29%.

See accompanying Notes to Financial Statements.	67

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$26.56		$25.68	$24.94	$25.55	$26.17	$25.06
Income/(Loss) from Operations:
Net investment loss(c)	(0.04)		(0.07)	(0.20)	(0.18)	(0.30)	(0.40)
Net realized and unrealized gain/(loss) on investments	(0.22)		2.75	1.01	(0.30)	0.81	4.20

Total from Investment Operations	(0.26)		2.68	0.81	(0.48)	0.51	3.80

Less Distributions:
From capital gains	—		(1.80)	(0.07)	(0.13)	(1.13)	(2.69)

Total Distributions	—		(1.80)	(0.07)	(0.13)	(1.13)	(2.69)

Net Increase/(Decrease) in Net Asset Value	(0.26)		0.88	0.74	(0.61)	(0.62)	1.11

Net Asset Value, End of Period	$26.30		$26.56	$25.68	$24.94	$25.55	$26.17

Total Return	(0.98	)%(d)	10.57%	3.21%	(1.89)%	1.98%	15.31%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,406		$9,212	$12,917	$117,790	$138,946	$164,319
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(0.32	)%(e)	(0.26)%	(0.80)%	(0.72)%	(1.17)%	(1.48)%
Operating expenses	1.79	%(e)	1.87%	1.83%	1.76%	1.74%	1.74%
Ratios to Average net Assets (including short sales expense):
Net investment loss	n/a		n/a	(0.81)%	n/a	n/a	n/a
Operating expenses	n/a		n/a	1.84%	n/a	n/a	n/a
Portfolio Turnover Rate	323	%(d)	138%	837%	349%	607%	1,797%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	68

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$27.41		$26.36	$25.51	$26.04	$26.56	$25.34
Income/(Loss) from Operations:
Net investment income/(loss)(c)	0.01	(d)	0.10 (d)	(0.07)	(0.10)	(0.22)	(0.31)
Net realized and unrealized gain/(loss) on investments	(0.23)		2.75	0.99	(0.30)	0.83	4.26

Total from Investment Operations	(0.22)		2.85	0.92	(0.40)	0.61	3.95

Less Distributions:
From capital gains	—		(1.80)	(0.07)	(0.13)	(1.13)	(2.73)

Total Distributions	—		(1.80)	(0.07)	(0.13)	(1.13)	(2.73)

Net Increase/(Decrease) in Net Asset Value	(0.22)		1.05	0.85	(0.53)	(0.52)	1.22

Net Asset Value, End of Period	$27.19		$27.41	$26.36	$25.51	$26.04	$26.56

Total Return	(0.80	)%(e)	10.91%	3.61%	(1.54)%	2.33%	15.74%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$338,613		$311,993	$23,721	$32,330	$53,957	$62,760
Ratios to Average Net Assets (excluding short sales expense):
Net investment income/(loss)	0.04	%(f)	0.37%	(0.27)%	(0.40)%	(0.82)%	(1.13)%
Operating expenses	1.47	%(f)	1.51%	1.48%	1.41%	1.39%	1.39%
Ratios to Average net Assets (including short sales expense):
Net investment income/(loss)	n/a		n/a	(0.28)%	n/a	n/a	n/a
Operating expenses	n/a		n/a	1.49%	n/a	n/a	n/a
Portfolio Turnover Rate	323	%(e)	138%	837%	349%	607%	1,797%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	69

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$26.15		$25.34	$24.66	$25.30	$25.96	$24.92
Income/(Loss) from Operations:
Net investment loss(c)	(0.11)		(0.09)	(0.18)	(0.22)	(0.35)	(0.43)
Net realized and unrealized gain/(loss) on investments	(0.15)		2.70	0.93	(0.29)	0.82	4.16

Total from Investment Operations	(0.26)		2.61	0.75	(0.51)	0.47	3.73

Less Distributions:
From capital gains	—		(1.80)	(0.07)	(0.13)	(1.13)	(2.69)

Total Distributions	—		(1.80)	(0.07)	(0.13)	(1.13)	(2.69)

Net Increase/(Decrease) in Net Asset Value	(0.26)		0.81	0.68	(0.64)	(0.66)	1.04

Net Asset Value, End of Period	$25.89		$26.15	$25.34	$24.66	$25.30	$25.96

Total Return(d)	(0.99	)%(e)	10.39%	3.04%	(2.02)%	1.84%	15.11%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,677		$38,753	$37,332	$38,989	$59,769	$109,402
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(0.87	)%(f)	(0.34)%	(0.72)%	(0.89)%	(1.38)%	(1.63)%
Operating expenses	1.95	%(f)	2.01%	1.98%	1.91%	1.88%	1.89%
Ratios to Average net Assets (including short sales expense):
Net investment loss	n/a		n/a	(0.73)%	n/a	n/a	n/a
Operating expenses	n/a		n/a	1.99%	n/a	n/a	n/a
Portfolio Turnover Rate	323	%(e)	138%	837%	349%	607%	1,797%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	70

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Growth Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$25.04		$24.45	$23.90	$24.63	$25.42	$24.55
Income/(Loss) from Operations:
Net investment loss(c)	(0.12)		(0.21)	(0.29)	(0.33)	(0.44)	(0.54)
Net realized and unrealized gain/(loss) on investments	(0.20)		2.60	0.91	(0.27)	0.78	4.10

Total from Investment Operations	(0.32)		2.39	0.62	(0.60)	0.34	3.56

Less Distributions:
From capital gains	—		(1.80)	(0.07)	(0.13)	(1.13)	(2.69)

Total Distributions	—		(1.80)	(0.07)	(0.13)	(1.13)	(2.69)

Net Increase/(Decrease) in Net Asset Value	(0.32)		0.59	0.55	(0.73)	(0.79)	0.87

Net Asset Value, End of Period	$24.72		$25.04	$24.45	$23.90	$24.63	$25.42

Total Return(d)	(1.28	)%(e)	9.92%	2.55%	(2.44)%	1.36%	14.65%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$32,654		$36,679	$41,943	$56,018	$85,792	$96,193
Ratios to Average Net Assets (excluding short sales expense):
Net investment loss	(0.97	)%(f)	(0.82)%	(1.21)%	(1.34)%	(1.76)%	(2.09)%
Operating expenses	2.43	%(f)	2.46%	2.43%	2.36%	2.34%	2.34%
Ratios to Average net Assets (including short sales expense):
Net investment loss	n/a		n/a	(1.22)%	n/a	n/a	n/a
Operating expenses	n/a		n/a	2.44%	n/a	n/a	n/a
Portfolio Turnover Rate	323	%(e)	138%	837%	349%	607%	1,797%

(a) Prior to May 1, 2016, Salient Tactical Growth Fund was known as Forward Tactical Growth Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See accompanying Notes to Financial Statements.	71

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund(a)

	Investor Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$7.92		$7.52		$7.62		$7.50	$7.07	$8.93
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.23		0.19		0.20	0.18	0.30
Net realized and unrealized gain/(loss) on investments	(0.07)		0.40		(0.10	)(d)	0.12	0.45	(1.56)

Total from Investment Operations	0.05		0.63		0.09		0.32	0.63	(1.26)

Less Distributions:
From investment income	(0.13)		(0.23)		(0.19)		(0.20)	(0.20)	(0.41)
From capital gains	—		—		—		—	—	(0.19)

Total Distributions	(0.13)		(0.23)		(0.19)		(0.20)	(0.20)	(0.60)

Net Increase/(Decrease) in Net Asset Value	(0.08)		0.40		(0.10)		0.12	0.43	(1.86)

Net Asset Value, End of Period	$7.84		$7.92		$7.52		$7.62	$7.50	$7.07

Total Return	0.56	%(e)	8.66%		1.08%		4.39%	8.97%	(14.42)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,563		$17,033		$43,266		$67,046	$58,907	$55,719
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.01	%(f)	2.99%		2.39%		2.63%	2.50%	4.05%
Operating expenses including reimbursement/waiver	1.55	%(f)	1.73	%(g)	1.79%		1.76%	1.79%	1.97	%(h)
Operating expenses excluding reimbursement/waiver	1.87	%(f)	1.87%		1.80%		1.76%	1.80%	2.08%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.01	%(f)	2.99%		2.39%		2.63%	2.50%	3.45%
Operating expenses including reimbursement/waiver	1.55	%(f)	1.73	%(g)	1.79%		1.76%	1.79%	2.57	%(h)
Operating expenses excluding reimbursement/waiver	1.87	%(f)	1.87%		1.80%		1.76%	1.80%	2.68%
Portfolio Turnover Rate	83	%(e)	217%		276%		160%	168%	125%

(a) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

(g) Effective September 1, 2017, the annual expense limitation rate changed from 1.79% to 1.55%.

(h) Effective October 1, 2013, the annual expense limitation rate changed from 1.99% to 1.79%.

See accompanying Notes to Financial Statements.	72

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund(a)

	Institutional Class
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$7.84		$7.46		$7.56		$7.44	$7.01	$8.88
Income/(Loss) from Operations:
Net investment income(c)	0.13		0.26		0.22		0.22	0.22	0.32
Net realized and unrealized gain/(loss) on investments	(0.06)		0.38		(0.10	)(d)	0.13	0.44	(1.56)

Total from Investment Operations	0.07		0.64		0.12		0.35	0.66	(1.24)

Less Distributions:
From investment income	(0.15)		(0.26)		(0.22)		(0.23)	(0.23)	(0.44)
From capital gains	—		—		—		—	—	(0.19)

Total Distributions	(0.15)		(0.26)		(0.22)		(0.23)	(0.23)	(0.63)

Net Increase/(Decrease) in Net Asset Value	(0.08)		0.38		(0.10)		0.12	0.43	(1.87)

Net Asset Value, End of Period	$7.76		$7.84		$7.46		$7.56	$7.44	$7.01

Total Return	0.77	%(e)	8.87%		1.45%		4.80%	9.47%	(14.20)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$27,710		$45,635		$6,913		$23,653	$19,366	$43,298
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.36	%(f)	3.31%		2.79%		2.97%	2.97%	4.41%
Operating expenses including reimbursement/waiver	1.20	%(f)	1.33	%(g)	1.44%		1.41%	1.44%	1.61	%(h)
Operating expenses excluding reimbursement/waiver	1.52	%(f)	1.49%		1.44%		1.41%	1.50%	1.74%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.36	%(f)	3.31%		2.79%		2.97%	2.97%	3.81%
Operating expenses including reimbursement/waiver	1.20	%(f)	1.33	%(g)	1.44%		1.41%	1.44%	2.21	%(h)
Operating expenses excluding reimbursement/waiver	1.52	%(f)	1.49%		1.44%		1.41%	1.50%	2.34%
Portfolio Turnover Rate	83	%(e)	217%		276%		160%	168%	125%

(a) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

(g) Effective September 1, 2017, the annual expense limitation rate changed from 1.44% to 1.20%.

(h) Effective October 1, 2013, the annual expense limitation rate changed from 1.64% to 1.44%.

See accompanying Notes to Financial Statements.	73

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund(a)

	Class A
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$7.88		$7.48		$7.59		$7.47	$7.04	$8.90
Income/(Loss) from Operations:
Net investment income(c)	0.11		0.22		0.16		0.19	0.17	0.28
Net realized and unrealized gain/(loss) on investments	(0.07)		0.41		(0.09	)(d)	0.13	0.45	(1.56)

Total from Investment Operations	0.04		0.63		0.07		0.32	0.62	(1.28)

Less Distributions:
From investment income	(0.13)		(0.23)		(0.18)		(0.20)	(0.19)	(0.39)
From capital gains	—		—		—		—	—	(0.19)

Total Distributions	(0.13)		(0.23)		(0.18)		(0.20)	(0.19)	(0.58)

Net Increase/(Decrease) in Net Asset Value	(0.09)		0.40		(0.11)		0.12	0.43	(1.86)

Net Asset Value, End of Period	$7.79		$7.88		$7.48		$7.59	$7.47	$7.04

Total Return(e)	0.50	%(f)	8.31%		0.98%		4.30%	8.85%	(14.60)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,082		$8,020		$4,506		$5,969	$4,228	$4,576
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	2.86	%(g)	2.82%		2.12%		2.53%	2.35%	3.93%
Operating expenses including reimbursement/waiver	1.70	%(g)	1.84	%(h)	1.94%		1.91%	1.94%	2.11	%(i)
Operating expenses excluding reimbursement/waiver	2.02	%(g)	2.00%		1.97%		1.91%	1.96%	2.24%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.86	%(g)	2.82%		2.12%		2.53%	2.35%	3.33%
Operating expenses including reimbursement/waiver	1.70	%(g)	1.84	%(h)	1.94%		1.91%	1.94%	2.71	%(i)
Operating expenses excluding reimbursement/waiver	2.02	%(g)	2.00%		1.97%		1.91%	1.96%	2.84%
Portfolio Turnover Rate	83	%(f)	217%		276%		160%	168%	125%

(a) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective September 1, 2017, the annual expense limitation rate changed from 1.94% to 1.70%.

(i) Effective October 1, 2013, the annual expense limitation rate changed from 2.14% to 1.94%.

See accompanying Notes to Financial Statements.	74

Financial Highlights

For a share outstanding throughout the periods presented.

Salient Tactical Muni & Credit Fund(a)

	Class C
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015(b)	Year Ended December 31, 2014	Year Ended December 31, 2013
Net Asset Value, Beginning of Period	$7.93		$7.53		$7.63		$7.51	$7.07	$8.93
Income/(Loss) from Operations:
Net investment income(c)	0.09		0.19		0.14		0.15	0.14	0.24
Net realized and unrealized gain/(loss) on investments	(0.07)		0.40		(0.09	)(d)	0.12	0.45	(1.56)

Total from Investment Operations	0.02		0.59		0.05		0.27	0.59	(1.32)

Less Distributions:
From investment income	(0.11)		(0.19)		(0.15)		(0.15)	(0.15)	(0.35)
From capital gains	—		—		—		—	—	(0.19)

Total Distributions	(0.11)		(0.19)		(0.15)		(0.15)	(0.15)	(0.54)

Net Increase/(Decrease) in Net Asset Value	(0.09)		0.40		(0.10)		0.12	0.44	(1.86)

Net Asset Value, End of Period	$7.84		$7.93		$7.53		$7.63	$7.51	$7.07

Total Return(e)	0.27	%(f)	7.90%		0.55%		3.68%	8.46%	(14.98)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$8,549		$11,823		$11,839		$5,868	$9,466	$10,744
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	2.42	%(g)	2.39%		1.75%		2.03%	1.89%	3.48%
Operating expenses including reimbursement/waiver	2.15	%(g)	2.31	%(h)	2.39%		2.36%	2.39%	2.56	%(i)
Operating expenses excluding reimbursement/waiver	2.48	%(g)	2.46%		2.41%		2.36%	2.41%	2.69%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.42	%(g)	2.39%		1.75%		2.03%	1.89%	2.88%
Operating expenses including reimbursement/waiver	2.15	%(g)	2.31	%(h)	2.39%		2.36%	2.39%	3.16	%(i)
Operating expenses excluding reimbursement/waiver	2.48	%(g)	2.46%		2.41%		2.36%	2.41%	3.29%
Portfolio Turnover Rate	83	%(f)	217%		276%		160%	168%	125%

(a) Prior to June 1, 2016, Salient Tactical Muni & Credit Fund was known as Salient Tactical Muni Strategy Fund. Prior to May 1, 2016, Salient Tactical Muni Strategy Fund was known as Forward Credit Analysis Long/Short Fund.

(b) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective September 1, 2017, the annual expense limitation rate changed from 2.39% to 2.15%.

(i) Effective October 1, 2013, the annual expense limitation rate changed from 2.59% to 2.39%.

See accompanying Notes to Financial Statements.	75

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund(a)

	Investor Class(b)
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net Asset Value, Beginning of Period	$33.04		$27.89	$23.88	$26.56
Income/(Loss) from Operations:
Net investment income(c)	0.38		0.80	0.14	1.36
Net realized and unrealized gain/(loss) on investments	0.35		5.11	4.03	(2.57)

Total from Investment Operations	0.73		5.91	4.17	(1.21)

Less Distributions:
From investment income	(0.39)		(0.76)	(0.16)	(1.35)
From return of capital	—		—	—	(0.12)

Total Distributions	(0.39)		(0.76)	(0.16)	(1.47)

Net Increase/(Decrease) in Net Asset Value	0.34		5.15	4.01	(2.68)

Net Asset Value, End of Period	$33.38		$33.04	$27.89	$23.88

Total Return	2.22	%(d)	21.36%	17.44%	(4.82)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,842		$1,654	$1,220	$764
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.25	%(e)	2.61%	0.57%	5.30%
Operating expenses including reimbursement/waiver	1.34	%(e)	1.34%	1.34%	1.34%
Operating expenses excluding reimbursement/waiver	2.46	%(e)	3.17%	4.59%	2.28%
Portfolio Turnover Rate	56	%(d)	52%	30%	653%

(a) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

(b) The Fund began offering Investor Class shares on January 2, 2015.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See accompanying Notes to Financial Statements.	76

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund(a)

	Institutional Class(b)
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Year Ended December 31, 2014		Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$33.14		$27.92	$23.90	$26.56	$24.93		$25.00
Income/(Loss) from Operations:
Net investment income(d)	0.43		1.14	0.21	1.63	2.45		0.77
Net realized and unrealized gain/(loss) on investments	0.37		4.90	4.05	(2.75)	1.57		0.03

Total from Investment Operations	0.80		6.04	4.26	(1.12)	4.02		0.80

Less Distributions:
From investment income	(0.44)		(0.82)	(0.24)	(1.41)	(2.15)		(0.82)
From capital gains	—		—	—	—	(0.24)		(0.01)
From return of capital	—		—	—	(0.13)	—		(0.04)

Total Distributions	(0.44)		(0.82)	(0.24)	(1.54)	(2.39)		(0.87)

Net Increase/(Decrease) in Net Asset Value	0.36		5.22	4.02	(2.66)	1.63		(0.07)

Net Asset Value, End of Period	$33.50		$33.14	$27.92	$23.90	$26.56		$24.93

Total Return	2.40	%(e)	21.75%	17.89%	(4.45)%	16.75%		3.25	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,384		$3,298	$994	$4,730	$30,165		$2,987
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.56	%(f)	3.68%	0.83%	6.26%	9.40%		7.43	%(f)
Operating expenses including reimbursement/waiver	0.99	%(f)	0.99%	0.99%	0.99%	1.20	%(g)	1.29	%(f)
Operating expenses excluding reimbursement/waiver	2.10	%(f)	2.76%	3.74%	1.38%	1.96%		5.67	%(f)
Portfolio Turnover Rate	56	%(e)	52%	30%	653%	739%		755	%(e)

(a) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

(b) The Fund began offering Institutional Class shares on August 1, 2013.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective December 1, 2014, the annual expense limitation rate changed from 1.29% to 0.99%.

See accompanying Notes to Financial Statements.	77

Financial Highlights

For a share outstanding throughout the periods presented.

Salient US Dividend Signal Fund(a)

	Class A(b)
	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015(c)	Year Ended December 31, 2014		Period Ended December 31, 2013
Net Asset Value, Beginning of Period	$32.95		$27.82	$23.85	$26.53	$24.91		$25.00
Income/(Loss) from Operations:
Net investment income(d)	0.37		0.81	0.10	1.38	2.92		0.68
Net realized and unrealized gain/(loss) on investments	0.34		5.04	4.03	(2.63)	0.97		0.07

Total from Investment Operations	0.71		5.85	4.13	(1.25)	3.89		0.75

Less Distributions:
From investment income	(0.39)		(0.72)	(0.16)	(1.31)	(2.03)		(0.79)
From capital gains	—		—	—	—	(0.24)		(0.01)
From return of capital	—		—	—	(0.12)	—		(0.04)

Total Distributions	(0.39)		(0.72)	(0.16)	(1.43)	(2.27)		(0.84)

Net Increase/(Decrease) in Net Asset Value	0.32		5.13	3.97	(2.68)	1.62		(0.09)

Net Asset Value, End of Period	$33.27		$32.95	$27.82	$23.85	$26.53		$24.91

Total Return(e)	2.15	%(f)	21.13%	17.31%	(4.92)%	16.19%		3.05	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,523		$2,049	$1,549	$4,655	$8,485		$224
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.23	%(g)	2.66%	0.39%	5.34%	11.50%		6.58	%(g)
Operating expenses including reimbursement/waiver	1.49	%(g)	1.49%	1.49%	1.49%	1.67	%(h)	1.79	%(g)
Operating expenses excluding reimbursement/waiver	2.61	%(g)	3.29%	4.30%	2.15%	2.35%		6.10	%(g)
Portfolio Turnover Rate	56	%(f)	52%	30%	653%	739%		755	%(f)

(a) Prior to May 1, 2016, Salient US Dividend Signal Fund was known as Forward Dynamic Income Fund.

(b) The Fund began offering Class A shares on August 1, 2013.

(c) The information for the fiscal year ended December 31, 2015 has been audited by KPMG LLP, independent registered public accounting firm. The information for prior periods has been audited by the predecessor independent registered public accounting firm.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective December 1, 2014, the annual expense limitation rate changed from 1.79% to 1.49%.

See accompanying Notes to Financial Statements.	78

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1. ORGANIZATION

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2018, the Trust has 14 registered funds. This annual report describes 9 series of the Trust (each a “Fund” and collectively, the “Funds”) under the brand name Salient. The accompanying financial statements and financial highlights relate to Salient Adaptive Balanced Fund (“Adaptive Balanced Fund”), Salient Adaptive Income Fund (“Adaptive Income Fund” ), (Adaptive Balanced Fund and Adaptive Income Fund are collectively referred to herein as the “Allocation Funds”), Salient Adaptive US Equity Fund (“Adaptive US Equity Fund”), Salient EM Infrastructure Fund (“EM Infrastructure Fund”), Salient International Dividend Signal Fund (“International Dividend Signal Fund”), Salient International Small Cap Fund (“International Small Cap Fund”), Salient Tactical Growth Fund (“Tactical Growth Fund”), Salient Tactical Muni & Credit Fund (“Tactical Muni & Credit Fund’), and Salient US Dividend Signal Fund (“US Dividend Signal Fund”).

The Funds are distributed by Forward Securities, LLC. The Investment Advisor of the Funds is Forward Management, LLC d/b/a Salient, (the “Advisor” or “Salient Management”).

Adaptive Balanced Fund is a “fund of funds” that seeks high potential capital appreciation and is a risk-targeted portfolio that invests in a combination of other Funds in the Trust and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (together, the “Underlying Funds”), exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), futures and other derivatives in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Adaptive Income Fund is a “fund of funds” that seeks high current income and some stability of principal and is a risk-targeted portfolio that invests in Underlying Funds, ETFs, ETNs, futures and other derivatives in order to gain exposure to a range of income-producing global equity markets global interest rate markets, and global credit markets. Adaptive US Equity Fund seeks capital growth and invests primarily in equity securities or ETFs traded principally on an exchange in the United States. EM Infrastructure Fund seeks total return through capital appreciation and current income through investing primarily in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets in emerging markets. International Dividend Signal Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in the equity securities of dividend paying companies located outside of the

United States. International Small Cap Fund seeks to achieve long-term growth of capital and invests primarily in equity securities of companies with small market capitalizations located outside the United States. Tactical Growth Fund seeks to produce above-average, risk adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in a portfolio of ETFs and futures on securities indices providing exposure to securities market indices, industries or sectors within U.S. and overseas equity markets. Tactical Muni & Credit Fund seeks to maximize total return (capital appreciation and income) by investing primarily in tax-exempt municipal bonds, other types of tax-exempt fixed income securities, and derivatives that provide similar exposure. US Dividend Signal Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the Russell 3000 Index by investing primarily in the equity securities of dividend paying companies domiciled in the United States.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, and Class C shares offered by the Funds.

At a meeting held on January 17, 2017, the Board of Trustees of the Trust (the “Board of Trustees”) approved, on behalf of EM Infrastructure Fund, International Dividend Signal Fund, International Small Cap Fund, Tactical Growth Fund and Tactical Muni & Credit Fund the termination of Advisor shares as share classes of the Funds. On March 29, 2017, outstanding Advisor Class shares of each Fund were exchanged at relative net asset value for Institutional Class shares of the same Fund having the same value.

At a meeting held on January 17, 2017, the Board of Trustees approved, on behalf of the Adaptive US Equity Fund and EM Infrastructure Fund the termination of Class Z shares and Class B shares as share classes of the Funds. On April 28, 2017, outstanding Class Z shares of Adaptive US Equity Fund were exchanged at relative net asset value for Institutional Class shares of the same Fund having the same value and outstanding Class B shares of EM Infrastructure Fund were exchanged at relative net asset value for Class A shares of the same Fund having the same value.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a

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particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The Allocation Funds are “funds of funds” that primarily invest in a combination of other Underlying Funds and ETFs to gain exposure to a particular portion of the market rather than purchasing securities directly. Investments in the Underlying Funds and ETFs expose the Allocation Funds to all of the risks of the Underlying Funds and ETFs and, in general, indirectly subject the Allocation Funds to a pro rata portion of the Underlying Funds’ and ETFs’ fees and expenses. Tactical Muni & Credit Fund is classified as a non-diversified fund under the 1940 Act. All other Funds are classified as diversified under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Funds conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant. Each Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) PORTFOLIO VALUATION

Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows:

(a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available

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from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies, including the Underlying Funds, are valued at the investment company’s applicable net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

(c) SECURITIES TRANSACTIONS AND INVESTMENT INCOME

For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholder transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

(d) FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

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(e) MASTER LIMITED PARTNERSHIPS (“MLPs”)

Entities commonly referred to as MLPs are generally organized under state law as limited partnerships or limited liability companies. Certain Funds may invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real property rents, gains on dispositions of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options on commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members).

The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership or limited liability company. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. Investments in MLPs consist only of limited partner or member interest ownership. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) SHORT SALES

Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchases and sales of investments in Note 9 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2018, the Funds held no securities sold short.

(g) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political

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and regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their\ market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Adaptive US Equity Fund, International Dividend Signal Fund and Tactical Muni & Credit Fund invested in futures contracts in accordance with their investment objectives during the six months ended June 30, 2018. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit

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on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the six months ended June 30, 2018.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general

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market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund there under. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Salient Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the six months ended June 30, 2018, no Funds invested in swap agreements and no Funds held swap agreements at June 30, 2018.

85

Notes to Financial Statements (Unaudited)

June 30, 2018

The values in the following tables exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

Balance Sheet – Fair Value of Derivative Instruments as of June 30, 2018:

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value		Liabilities Derivatives Balance Sheet Location	Fair Value
Adaptive US Equity Fund
Equity Contracts (Futures Contracts)		$—		Variation margin payable for futures contracts	$435,533	(a)

Total		$—			$435,533

Tactical Muni & Credit Fund
Fixed Income Contracts (Futures Contracts)	Deposit with broker for futures contracts	$1,015	(a)		$—

Total		$1,015			$—

(a) Includes the cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only the current day’s net variation margin is reported within the Statements of Assets and Liabilities.

The gains/(losses) in the following table are included in “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2018:

Derivatives not Accounted for as Hedging Instruments	Location of Gain/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Adaptive US Equity Fund
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation/depreciation on futures contracts	$(33,543)	$(462,885)

Total		$(33,543)	$(462,885)

International Dividend Signal Fund
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts	$(32,545)	$—

Total		$(32,545)	$—

Tactical Muni & Credit Fund
Fixed Income (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/ depreciation on futures contracts	$414,220	$(41,095)

Total		$414,220	$(41,095)

86

Notes to Financial Statements (Unaudited)

June 30, 2018

The following is a summary of the average month-end notional value of futures contracts, swap agreements and rights purchased and sold by the Funds for the six months ended June 30, 2018, as well as the notional amount of futures contracts, swap agreements and rights outstanding as of June 30, 2018. Average values reflected as zero indicate no month-end holdings in derivatives during the year:

	Average Month-end Notional Value	Notional Value Outstanding at June 30, 2018
Adaptive US Equity Fund
Futures Contracts Purchased	$8,155,656	$21,772,800
Futures Contracts Sold	2,901,528	—
International Dividend Signal Fund
Futures Contracts Purchased	371,800	—
Tactical Muni & Credit Fund
Futures Contracts Purchased	4,545,446	600,938

Certain derivative contracts are executed under either standardize netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange that contains enforceable netting provisions. A derivative netting arrangement creates an enforceable right of setoff that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2018.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. No Funds held warrants as of June 30, 2018.

(h) CASH MANAGEMENT TRANSACTIONS

The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

(i) COMMODITY FUTURES TRADING COMMISSION REGULATION

Adaptive Balanced Fund and Adaptive US Equity Fund are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations are in effect with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase each of these Fund’s expenses, adversely affecting its total return.

87

Notes to Financial Statements (Unaudited)

June 30, 2018

(j) LEVERAGE

International Dividend Signal Fund and US Dividend Signal Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased. International Dividend Signal Fund and US Dividend Signal Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under these agreements. Prior to April 18, 2018, International Dividend Signal Fund also maintained a separate line of credit with Société Générale. For borrowings under this agreement, the Fund was charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund was below 80% of the Fund’s facility limit, the Fund was charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

US Dividend Signal Fund did not borrow under its line of credit agreement during the six months ended June 30, 2018. International Dividend Signal Fund has pledged a portion of its investment securities as the collateral for its line of credit. As of June 30, 2018, the value of the investment securities pledged as collateral and the borrowed amounts on the line of credit by International Dividend Signal Fund were $7,436,238 and $0, respectively. The average interest rate charged and the average outstanding loan payable for the six months ended June 30, 2018 by International Dividend Signal Find was 2.849% and $6,492,106, respectively.

(k) DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid annually for Adaptive US Equity Fund, International Small Cap Fund and Tactical Growth Fund; quarterly for Adaptive Balanced Fund, EM Infrastructure Fund, International Dividend Signal Fund, Tactical Muni & Credit Fund and US Dividend Signal Fund; and monthly for Adaptive Income Fund. For all Funds, net realized capital gains, if any, are normally distributed annually in December, and a spillover capital gain distribution, if any, is distributed in the year after which a Fund elects to treat the distribution as paid for Federal income tax purposes. There is no guarantee that the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/ tax differences that may exist.

Based on information provided by the Real Estate Investment Trusts (“REITs”), the Funds recharacterize distributions received from REIT investments into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITs held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Schedule of Investments. These recharacterizations are reflected in the accompanying financial statements.

Distributions received from a Funds’ investments in MLPs generally are comprised of income, capital gains and return of capital. A Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

(l) FEDERAL INCOME TAXES

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made

88

Notes to Financial Statements (Unaudited)

June 30, 2018

by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2018, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. The Funds file U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Salient Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(m) ALLOCATIONS

Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1 of the 1940 Act) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

(n) REFLOW TRANSACTIONS

Certain Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund. The Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2018 are recorded in the Statement of Operations, if applicable.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the

89

Notes to Financial Statements (Unaudited)

June 30, 2018

measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Adaptive Balanced Fund
Affiliated Investment Companies	$16,272,054	$—	$—	$16,272,054
Exchange-Traded Funds	4,097,192	—	—	4,097,192

Total	$20,369,246	$—	$—	$20,369,246

Adaptive Income Fund
Affiliated Investment Companies	$6,260,346	$—	$—	$6,260,346
Exchange-Traded Funds	5,860,781	—	—	5,860,781

Total	$12,121,127	$—	$—	$12,121,127

EM Infrastructure Fund
Common Stocks(a)	$10,120,067	$—	$—	$10,120,067

Total	$10,120,067	$—	$—	$10,120,067

International Dividend Signal Fund
Common Stocks
China	$689,068	$835,536	$—	$1,524,604
France	—	2,238,683	—	2,238,683
Hong Kong	—	1,033,068	—	1,033,068
Indonesia	—	1,288,268	—	1,288,268
Japan	—	3,472,873	—	3,472,873
Netherlands	—	1,677,472	—	1,677,472
Norway	—	1,022,378	—	1,022,378
Sweden	—	890,498	—	890,498
Switzerland	—	1,518,199	—	1,518,199
Turkey	—	489,448	—	489,448
United Kingdom	—	1,931,090	—	1,931,090
Other(a)	6,777,279	—	—	6,777,279
Government Bonds	—	274,577	—	274,577

Total	$7,466,347	$16,672,090	$—	$24,138,437

90

Notes to Financial Statements (Unaudited)

June 30, 2018

Investments in Securities	Level 1	Level 2	Level 3		Total
International Small Cap Fund
Common Stocks
Australia	$—	$5,733,534	$—		$5,733,534
Austria	—	853,959	—		853,959
Belgium	662,936	2,049,018	—		2,711,954
Denmark	—	2,725,914	—		2,725,914
Finland	—	1,898,028	—		1,898,028
France	—	8,982,698	—		8,982,698
Germany	—	5,025,388	—		5,025,388
Hong Kong	—	2,639,977	—		2,639,977
Ireland	1,941,954	968,869	—		2,910,823
Italy	—	2,390,817	—		2,390,817
Japan	—	33,893,417	—		33,893,417
Netherlands	—	1,574,277	—		1,574,277
Norway	—	911,229	—		911,229
Singapore	—	922,941	—		922,941
Spain	—	814,087	—		814,087
Sweden	876,047	2,754,418	—		3,630,465
Switzerland	—	2,888,458	—		2,888,458
United Kingdom	7,295,303	10,993,158	—		18,288,461

Total	$10,776,240	$88,020,187	$—		$98,796,427

Tactical Growth Fund
Exchange-Traded Funds	$157,959,562	$—	$—		$157,959,562

Total	$157,959,562	$—	$—		$157,959,562

Tactical Muni & Credit Fund
Municipal Bonds(a)	$—	$48,898,026	$—		$48,898,026
Corporate Bonds
Financials	—	558,284	264,663	(b)	822,947
Technology	—	1,002,748	—		1,002,748
Short-Term Securities	—	2,097,382	—		2,097,382

Total	$—	$52,556,440	$264,663		$52,821,103

US Dividend Signal Fund
Common Stocks(a)	$6,712,035	$—	$—		$6,712,035

Total	$6,712,035	$—	$—		$6,712,035

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Schedule of Investments.

(b) Security is valued based on the original transaction price, adjusted daily based on a treasury bond issue of similar duration, selected to serve as a proxy for the price movement of the security.

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Notes to Financial Statements (Unaudited)

June 30, 2018

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Adaptive US Equity Fund
Liabilities
Futures Contracts	$(435,533)	$—	$—	$(435,533)

Total	$(435,533)	$—	$—	$(435,533)

Tactical Muni & Credit Fund
Assets
Futures Contracts	$1,015	$—	$—	$1,015

Total	$1,015	$—	$—	$1,015

(a) Other financial instruments are derivative instruments reflected in the schedules to the Schedule of Investments, such as futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. For the six months ended June 30, 2018, the only transfers of securities from Level 1 to Level 2 were for the International Dividend Signal Fund and the International Small Cap Fund due to the utilization of a fair valuation model provided by the Funds’ independent pricing vendor. The Funds’ procedures set forth the certain triggers which instruct when the use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. No other Funds had transfers from Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Tactical Muni & Credit Fund	Corporate Bonds
Balance as of December 31, 2017	$266,922
Accrued discount/premium	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(2,259)
Purchases	—
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of June 30, 2018	$264,663

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at June 30, 2018	$(2,259)

For the six months ended June 30, 2018, no other Funds, except above, had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

92

Notes to Financial Statements (Unaudited)

June 30, 2018

4. INVESTMENT MANAGEMENT SERVICES

The Trust has entered into an investment management agreement with Salient Management, pursuant to which Salient Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2018, based on each Fund’s average daily net assets:

Fund	Investment Advisory Fees
Adaptive Balanced Fund	0.10%(a)

Adaptive Income Fund	0.10%

Adaptive US Equity Fund	0.50%

EM Infrastructure Fund	0.90%

International Dividend Signal Fund	0.85% up to and including $250 million
0.75% over $250 million up to and including $1 billion
0.65% over $1 billion

International Small Cap Fund	1.00% up to and including $500 million
0.975% over $500 million up to and including $1 billion
0.95% over $1 billion

Tactical Growth Fund	1.15% up to and including $1 billion
1.05% over $1 billion

Tactical Muni & Credit Fund	1.00%

US Dividend Signal Fund	0.80%

(a) Salient Management has contractually agreed to waive its investment management fee until April 30, 2019. The waivers for the investment management fees totaled $12,721 and are reflected in the Statement of Operations.

The Trust has obtained an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the six months ended June 30, 2018 were paid by the Underlying Funds.

The Trust and Salient Management have entered into investment sub-advisory agreements with Pictet Asset Management Limited (“PAM Ltd”) for the International Small Cap Fund; Broadmark Asset Management, LLC for the Tactical Growth Fund and Pacific Investment Management Company LLC (“PIMCO”) for the Tactical Muni & Credit Fund (each a “Sub-Advisor” and collectively, the “Sub-Advisors”). Pursuant to these agreements, the

93

Notes to Financial Statements (Unaudited)

June 30, 2018

Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Salient Management calculated daily and payable monthly at the following annual rates, as of June 30, 2018, based on each Fund’s average daily net assets:

Fund	Sub-Advisory Fee
International Small Cap Fund	0.60% up to and including $250 million
0.575% over $250 million up to and including $500 million
0.55% over $500 million up to and including $1 billion
0.525% over $1 billion

Tactical Growth Fund	0.60% up to and including $1 billion
0.55% over $1 billion

Tactical Muni & Credit Fund	0.50%

Expense Limitations: Salient Management has entered into Expense Limitation Agreements with certain Funds, which limit the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Salient Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	End Date
Adaptive Balanced Fund	0.82%	0.32%	0.67%	1.32%	April 30, 2019
Adaptive Income Fund	0.51%	0.01%	0.26%	1.01%	April 30, 2019
Adaptive US Equity Fund	1.25%	0.80%	N/A	N/A	April 30, 2019
EM Infrastructure Fund	1.55%	1.20%	1.60%	2.15%	April 30, 2019
International Dividend Signal Fund	1.34%	0.99%	1.49%	1.94%	April 30, 2019
International Small Cap Fund	1.55%	1.20%	N/A	N/A	April 30, 2019
Tactical Muni & Credit Fund	1.55%	1.20%	1.70%	2.15%	April 30, 2019
US Dividend Signal Fund	1.34%	0.99%	1.49%	N/A	April 30, 2019

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Salient Management for any fee waivers and expense reimbursements made by Salient Management, provided that any such reimbursements made by a Fund to Salient Management will not cause the Fund’s expense limitation to exceed the expense limitation in existence at the time the expenses were incurred or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2018, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Adaptive Balanced Fund
Investor Class	$5,351	$—	$5,351
Institutional Class	8,130	—	8,130
Class A	16,440	—	16,440
Class C	13,557	—	13,557

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Notes to Financial Statements (Unaudited)

June 30, 2018

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Adaptive Income Fund
Investor Class	5,988	$—	5,988
Institutional Class	18,041	—	18,041
Class A	20,896	—	20,896
Class C	18,725	—	18,725
Adaptive US Equity Fund
Investor Class	11,506	—	11,506
Institutional Class	26,690	—	26,690
EM Infrastructure Fund
Investor Class	7,091	—	7,091
Institutional Class	34,997	—	34,997
Class A	28,349	—	28,349
Class C	14,578	—	14,578
International Dividend Signal Fund
Investor Class	8,821	—	8,821
Institutional Class	115,566	—	115,566
Class A	13,936	—	13,936
Class C	29,618	—	29,618
International Small Cap Fund
Investor Class	54,613	—	54,613
Institutional Class	98,780	—	98,780
Tactical Muni & Credit Fund
Investor Class	19,623	—	19,623
Institutional Class	53,422	—	53,422
Class A	11,828	—	11,828
Class C	14,749	—	14,749
US Dividend Signal Fund
Investor Class	9,829	—	9,829
Institutional Class	27,825	—	27,825
Class A	13,061	—	13,061

As of June 30, 2018, the balances of recoupable expenses for each Fund were waived in the following years:

Fund	2015	2016	2017	2018	Total
Adaptive Balanced Fund
Investor Class	N/A	$14,228	$6,501	$3,780	$24,509
Institutional Class	N/A	43,982	19,605	5,753	69,340
Class A	N/A	41,997	18,168	11,629	71,794
Class C	N/A	36,969	15,731	9,595	62,295
Adaptive Income Fund
Investor Class	$9,680	16,848	17,470	5,988	49,986
Institutional Class	19,736	33,379	36,697	18,041	107,853
Class A	9,463	33,825	32,735	20,896	96,919
Class C	31,813	48,798	47,127	18,725	146,463
Adaptive US Equity Fund
Investor Class	6,905	8,988	8,010	11,506	35,409
Institutional Class	45,647	48,815	60,832	26,690	181,984

95

Notes to Financial Statements (Unaudited)

June 30, 2018

Fund	2015	2016	2017	2018	Total
EM Infrastructure Fund
Investor Class	N/A	1,908	9,470	7,091	18,469
Institutional Class	N/A	5,342	77,863	34,997	118,202
Class A	N/A	6,465	68,112	28,349	102,926
Class C	N/A	3,317	28,257	14,578	46,152
International Dividend Signal Fund
Investor Class	147,383	130,344	31,212	8,821	317,760
Institutional Class	155,318	221,607	277,621	115,566	770,112
Class A	6,637	11,287	17,915	13,936	49,775
Class C	16,868	27,986	40,462	29,618	114,934
International Small Cap Fund
Investor Class	14,293	39,195	79,142	54,613	187,243
Institutional Class	63,879	147,123	174,461	98,780	484,243
Tactical Muni & Credit Fund
Investor Class	—	6,514	31,601	19,623	57,738
Institutional Class	—	—	52,411	53,422	105,833
Class A	—	1,418	8,669	11,828	21,915
Class C	—	3,074	15,775	14,749	33,598
US Dividend Signal Fund
Investor Class	9,449	29,002	30,661	9,829	78,941
Institutional Class	109,425	39,472	30,030	27,825	206,752
Class A	58,731	61,513	41,594	13,061	174,899

5. DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act that allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to the following amounts based on each Fund’s daily average net assets:

Fund	Investor Class	Class A		Class C
Adaptive Balanced Fund	0.25%	0.35%		0.75%
Adaptive Income Fund	0.25%	0.35	%(a)	0.75%
Adaptive US Equity Fund	0.25%	N/A		N/A
EM Infrastructure Fund	0.25%	0.35	%(a)	0.75%
International Dividend Signal Fund	0.25%	0.35%		0.75%
International Small Cap Fund	0.25%	N/A		N/A
Tactical Growth Fund	0.25%	0.35%		0.75%
Tactical Muni & Credit Fund	0.25%	0.35%		0.75%
US Dividend Signal Fund	0.25%	0.35%		N/A

(a) The Fund is currently authorized to pay 0.25% with respect to Class A shares

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to certain Funds. Under the Shareholder Services Plan, a Fund is authorized to pay third party service providers for non-distribution related services to shareholders. Payments under the Shareholder Services Plan are calculated daily and paid monthly and are not to exceed the following annual rates (Shareholder services fees may be temporarily suspended by the Fund, in which case, the fees may not accrue to the full amounts payable.):

Fund	Investor Class	Institutional Class	Class A	Class C
Adaptive Balanced Fund	0.25%	None	N/A	0.25%
Adaptive Income Fund	0.25%	None	N/A	0.25%

96

Notes to Financial Statements (Unaudited)

June 30, 2018

Fund	Investor Class	Institutional Class	Class A	Class C
Adaptive US Equity Fund	0.25%	0.05%	N/A	N/A
EM Infrastructure Fund	0.15%	0.05%	0.20%	0.25%
International Dividend Signal Fund	0.15%	0.05%	0.20%	0.25%
International Small Cap Fund	0.15%	0.05%	N/A	N/A
Tactical Growth Fund	0.15%	0.05%	0.20%	0.25%
Tactical Muni & Credit Fund	0.15%	0.05%	0.20%	0.25%
US Dividend Signal Fund	0.15%	0.05%	0.20%	N/A

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

6. SERVICE PROVIDERS

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank, N.A. serves as the Funds’ custodian.

Forward Securities, LLC, a wholly owned subsidiary of Salient Management, (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

7. TRUSTEE AND OFFICER FEES

Each Fund’s operations are managed under the direction and oversight of the Board of Trustees. The Board of Trustees appoints officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board of Trustees. The officers serve at the pleasure of the Board of Trustees.

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Salient Management or its affiliates, except as noted below. As of June 30, 2018, there were ten Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Trustees of the Trust may also serve as trustees of other registered investment companies managed by the Advisor and its affiliates, including Salient MF Trust (together with the Trust, the “Trusts”). Each Fund within the Trusts pays Independent Trustees an allocated portion of the retainer of $60,000 per year. Each Fund within the Trusts pays Independent Trustees an allocated portion of the amounts of: $6,250 for attendance in person at a regular meeting and $2,500 for attendance by telephone at a regular meeting; $3,750 for attendance in person or by video conference at a special meeting that is not held in conjunction with a regular meeting and $1,500 for attendance by telephone at a special meeting that is not held in conjunction with a regular meeting; and $1,500 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee, the Chairman of the Nominating Committee and the Chairman of the Compliance Committee receive a special retainer fee in the amount of $25,000, $12,500, $7,500 and $7,500, respectively per year. In addition, each member of the Audit Committee, Nominating Committee and Compliance Committee receive $1,000, respectively per year. In the interest of retaining Independent Trustees of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. The interested Trustees receive no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee, including for the transportation and other expenses that they incur in attending meetings.

The Chief Compliance Officer of the Funds (“CCO”) is an employee of, and is compensated by, Salient Management. As of June 30, 2018, the Funds have agreed to pay the Advisor approximately $308,000 per year as (i) an allocated portion of the compensation of an officer or employee of the Advisor to serve as CC for the Funds (plus the cost of reasonable expenses related to the performance of the CCO’s duties, including travel expenses), and (ii) an allocation of the expenses of other officers or employees of the Advisor who serve in other compliance capacities for the Funds. The Board approves annually an allocation of such costs among such personnel, and each Fund bears its pro rata share of such expense. Other affiliated funds and registered investment companies managed by the Advisor pay additional compensation for the same purposes.

97

Notes to Financial Statements (Unaudited)

June 30, 2018

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

9. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the six months ended June 30, 2018, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Adaptive Balanced Fund	$7,546,873	$11,602,719
Adaptive Income Fund	12,808,395	12,278,492
Adaptive US Equity Fund	28,236,636	44,658,502
EM Infrastructure Fund	1,696,485	18,719,104
International Dividend Signal Fund	7,799,517	62,441,208
International Small Cap Fund	33,893,718	51,127,636
Tactical Growth Fund	695,318,802	844,876,988
Tactical Muni & Credit Fund	2,581,542	2,570,120
US Dividend Signal Fund	4,407,379	4,446,914

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2018 were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Tactical Muni & Credit Fund	$72,187,660	$72,473,158

10. TAX BASIS INFORMATION

Tax Basis of Investments: Differences in book and tax accounting for cost basis of investments are primarily attributable to deferral of losses on wash sales. In addition, certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2018. The following information is provided on a tax basis as of June 30, 2018 and includes investments and futures contracts, and excludes foreign currency:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Adaptive Balanced Fund	$20,721,045	$203,377	$(555,176)	$(351,799)
Adaptive Income Fund	12,618,466	(64,970)	(432,369)	(497,339)
Adaptive US Equity Fund	—	—	(435,533)	(435,533)
EM Infrastructure Fund	9,263,457	1,818,917	(962,307)	856,610
International Dividend Signal Fund	18,357,530	6,323,504	(542,597)	5,780,907
International Small Cap Fund	77,994,090	23,956,152	(3,153,815)	20,802,337
Tactical Growth Fund	138,422,647	19,670,266	(133,351)	19,536,915
Tactical Muni & Credit Fund	50,078,158	2,788,591	(44,631)	2,743,960
US Dividend Signal Fund	5,787,412	1,043,807	(119,184)	924,623

Capital Losses: Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment

98

Notes to Financial Statements (Unaudited)

June 30, 2018

capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. As of December 31, 2017, the following Funds had available for Federal income tax purposes unused capital losses that may be used to offset future realized capital gains as follows:

Fund	Expiring in 2018(a)	Short-Term(b)	Long-Term(b)	Total
Adaptive Balanced Fund(c)	$—	$3,431,104	$17,139,401	$20,570,505
Adaptive Income Fund(c)	—	1,630,871	2,798,559	4,429,430
EM Infrastructure Fund	24,061,967	1,781,915	3,105,119	28,949,001
International Dividend Signal Fund	—	47,374,518	15,580,231	62,954,749
Tactical Muni & Credit Fund	—	64,235,446	25,755,628	89,991,074
US Dividend Signal Fund	—	2,218,210	669,652	2,887,862

(a) Capital losses incurred prior to December 31, 2010 under pre-enactment law.

(b) Capital losses incurred after December 31, 2010 under the Act and not subject to expiration.

(c) Subject to limitations under §382 of the Code.

Capital losses as of December 31, 2017 have been updated to reflect actual income sources reported by the Fund’s underlying partnerships held after their tax reporting periods concluded. The Funds elect to defer to the period ending December 31, 2018 capital losses and late year ordinary losses recognized during the period November 1, 2017 to December 31, 2017 in the amount of:

Fund	Capital Losses Total	Ordinary Losses Total
EM Infrastructure Fund	$365,160	$—
International Dividend Signal Fund	891,728	—
US Dividend Signal Fund	44,144	—

Tax Character of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characterizations of distributions and compositions of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, these tax adjusted amounts have not been determined as of June 30, 2018.

The tax character of distributions paid for the year ended December 31, 2017 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Gain Total	Return of Capital Total
Adaptive Balanced Fund	$1,468,942	$—	$—
Adaptive Income Fund	522,468	—	23,860
Adaptive US Equity Fund	1,238,830	712,298	—
EM Infrastructure Fund	1,767,553	—	—
International Dividend Signal Fund	5,949,721	—	—
International Small Cap Fund	2,797,642	—	—
Tactical Growth Fund	22,999,969	2,021,128	—
Tactical Muni & Credit Fund	2,316,497	—	—
US Dividend Signal Fund	152,597	—	—

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to-market gains.

99

Notes to Financial Statements (Unaudited)

June 30, 2018

11. SCHEDULE OF INVESTMENTS

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. AFFILIATED COMPANIES

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

Each Allocation Fund may invest in certain securities that are considered affiliated companies as they share the same Board of Trustees and/or are managed by subsidiaries of Salient Partners, L.P. and are “related companies” for purposes of applicable fund-of-fund rules. The purchases, sales, dividend income, realized capital gains, change in unrealized appreciation/depreciation, shares and value of investment by each fund in affiliated companies for the six months ended June 30, 2018 were as follows:

Adaptive Balanced Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/18	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/ (Loss)(a)
Investments in affiliates held as of June 30, 2018
Salient Funds—Class I shares
Salient Adaptive Growth Fund(b)	840,125	134,699	(215,466)	759,358	$5,315,508	$—	$(217,168)	$8,572
Salient Trend Fund(b)	307,202	54,567	(90,881)	270,888	2,134,598	—	108,767	(291,527)
Salient Funds—Institutional Class shares
Salient Adaptive US Equity Fund	137,234	25,254	(50,497)	111,991	3,776,350	595,211	(704,654)	310,052
Salient International Dividend Signal Fund	584,843	144,369	(236,451)	492,761	3,212,804	157,863	(318,510)	40,622
Salient International Real Estate Fund(b)	45,824	46,520	(36,566)	55,778	769,174	41,417	(46,457)	(7,065)
Salient Select Income Fund(b)	28,558	23,860	(15,498)	36,920	776,427	24,118	5,861	(36,418)
Salient Tactical Muni & Credit Fund	117,817	16,075	(96,883)	37,009	287,193	11,836	(10,868)	(625)

						$830,445	$(1,183,029)	$23,611

Adaptive Income Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 06/30/18	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/ (Loss)
Investments in affiliates held as of June 30, 2018
Salient Funds—Institutional Class shares
Salient International Dividend Signal Fund	263,675	292,197	(270,286)	285,586	$1,862,022	$67,239	$(290,660)	$160,864
Salient International Real Estate Fund(b)	85,310	126,911	(79,862)	132,359	1,825,234	79,316	(87,728)	(14,385)
Salient Select Income Fund(b)	55,631	63,079	(28,749)	89,961	1,891,874	50,703	(27,617)	(11,613)
Salient Tactical Muni & Credit Fund	223,669	83,997	(219,880)	87,786	681,216	22,717	(14,367)	(7,984)

						$219,975	$(420,372)	$126,882

(a) Includes net realized gain/(loss) on affiliated investments and capital gain distributions received from the affiliated underlying funds.

(b) Salient Adaptive Growth Fund, Salient International Real Estate Fund, Salient Select Income Fund and Salient Trend Fund’s June 30, 2018 Semi-Annual Report may be obtained at www.salientpartners.com.

100

Notes to Financial Statements (Unaudited)

June 30, 2018

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the funds.

14. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2018. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The following information applies to Adaptive Balanced Fund, Adaptive Income Fund, Adaptive US Equity Fund, EM Infrastructure Fund, International Dividend Signal Fund and US Dividend Signal Fund only:

Liquidation of Adaptive Balanced Fund, Adaptive Income Fund, Adaptive US Equity Fund, EM Infrastructure Fund, International Dividend Signal Fund and US Dividend Signal Fund: On June 8, 2018, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved the liquidation of Adaptive Balanced Fund, Adaptive Income Fund, Adaptive US Equity Fund, EM Infrastructure Fund, International Dividend Signal Fund and US Dividend Signal Fund. These Funds will be liquidated pursuant to a Board-approved Plan of Liquidation on or around August 13, 2018 (the “Liquidation Date”). On the Liquidation Date, each of these Funds will distribute pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

The following information applies to the Tactical Muni & Credit Fund only:

Liquidation of Tactical Muni & Credit Fund: On July 31, 2018, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved the liquidation of Tactical Muni & Credit Fund. This Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or around October 15, 2018 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate.

The following information applies to the International Small Cap Fund only:

On June 8, 2018, the Board of Trustees of the Trust, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act), approved, on behalf of the International Small Cap Fund, the hiring of Henry James International Management Inc. to replace Pictet Asset Management Limited as sub-advisor of the Salient International Small Cap Fund (the “Fund”). Accordingly, effective on or before August 31, 2018 the Board has approved: (i) changes to the principal investment strategies of the Fund; (ii) the addition of a secondary benchmark of the Fund; and (iii) changes to the sub-advisor and portfolio managers of the Fund.

Effective on or before August 31, 2018, the principal investment strategy for the Fund was changed to the following:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of companies with small market capitalizations located outside the United States. For purposes of the Fund’s investment strategy, small capitalization companies may include any company with a market capitalization equal to or less than any company in the MSCI EAFE SMID Cap Index at the time of purchase. The Fund may invest up to 20% of its net assets plus borrowings for investment purposes, if any, as measured at the time of investment, in medium and large capitalization

101

Notes to Financial Statements (Unaudited)

June 30, 2018

companies. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may also invest in securities of other investment companies, including exchange-traded funds (“ETFs”), and exchange-traded notes (“ETNs”).

Henry James International Management Inc. (“HJIM” or the “Sub-Advisor”) typically focuses its research on companies with market capitalizations equal to or less than any company in the Fund’s primary benchmark, the MSCI EAFE Small Cap Index and secondary benchmark the MSCI EAFE SMID Cap Index. As of June 30, 2018, the market capitalization range of the MSCI EAFE Small Cap and MSCI EAFE SMID Cap indices was $81 million to $23.1 billion. The Sub-Advisor does not apply a strict minimum size test in determining which securities to purchase but rather looks to the liquidity of the security. As a result, the Sub-Advisor normally does not invest in companies with a market capitalization lower than $100 million, although it may do so.

The Sub-Advisor uses a “bottom-up” approach to identify 50-70 top investment opportunities using a systematic approach to stock selection and portfolio construction consisting of four stages: It begins with an approximately 1,300 stock universe, which the Sub-Advisor screens based on proprietary methods to identify stocks it believes have a positive Risk-Reward Ratio. Second, it screens the high Risk-Reward equities with its adaptive fundamental model that points to company’s fundamentals that the Sub-Advisor believes may perform better in the current market environment. Third, it reviews the equities the previous step highlighted with proprietary fundamental analysis. Fourth, it models the portfolio with a proprietary top-down country ranking scheme, which seeks a lower turnover portfolio that targets overweight positions in higher ranked and fundamentally strong stocks and countries. While the Fund’s exposure is monitored at the regional, sector and stock level, the Fund may focus its investments in one or more sectors of the economy and/or geographic regions.

The Fund may employ leveraged investment techniques to increase the Fund’s exposure to specific investment opportunities, including the use of a credit line and delayed delivery and forward commitment transactions, such as repurchase and reverse repurchase agreements, as well as credit default swaps, currency swaps and interest rate swaps.

Effective on or before August 31, 2018, the MSCI EAFE SMID Cap Index will be added as the Fund’s secondary benchmark index.

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2018. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2018 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the SEC’s website at www.sec.gov.

102

Privacy Policy (Unaudited)

Salient Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

•	Information we receive from you on applications or other forms; and

•	Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the Security and Confidentiality of Your Information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Salient Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment advisor or other financial service provider, that third- party’s privacy policies will apply to you and ours will not.

103

Investment Advisor

Forward Management, LLC

Investment Sub-Advisors

Broadmark Asset Management, LLC

Pacific Investment Management Company LLC

Pictet Asset Management Limited

Administrator

ALPS Fund Services, Inc.

Custodian

Citibank, N.A.

Distributor

Forward Securities, LLC

Independent Registered Public Accounting Firm

KPMG LLP

Legal Counsel

K&L Gates LLP

Transfer Agent

ALPS Fund Services, Inc.

P.O. Box 1345

Denver, CO 80201

800-999-6809

www.salientfunds.com

Salient Adaptive Balanced Fund

Salient Adaptive Income Fund

Salient Adaptive US Equity Fund

Salient EM Infrastructure Fund

Salient International Dividend Signal Fund

Salient International Real Estate Fund

Salient International Small Cap Fund

Salient Real Estate Fund

Salient Select Income Fund

Salient Select Opportunity Fund

Salient Tactical Growth Fund

Salient Tactical Muni & Credit Fund

Salient Tactical Real Estate Fund

Salient US Dividend Signal Fund

Printed on paper containing recycled content using soy-based inks.	FSD003043 083119

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds
By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date:	September 6, 2018

By:	/s/ Barbara H. Tolle
Barbara H. Tolle
Principal Financial Officer
Date:	September 6, 2018